UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10385

Pacific Funds
(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington D.C. 20006-2401

          Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: March 31

Date of reporting period: April 1, 2006 – September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

As of September 30, 2006

SEMI-ANNUAL REPORT

PACIFIC FUNDS

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL A
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 100.12%

PF AllianceBernstein International Value Fund ‘A’	49,404	$753,909
PF Goldman Sachs Short Duration Bond Fund ‘A’	714,970	7,006,709
PF Janus Growth LT Fund ‘A’ *	42,059	513,541
PF Lazard Mid-Cap Value Fund ‘A’ *	48,488	512,029
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	58,116	516,067
PF MFS International Large-Cap Fund ‘A’	31,616	504,283
PF Oppenheimer Main Street® Core Fund ‘A’	141,646	1,532,607
PF PIMCO Managed Bond Fund ‘A’	646,113	6,545,128
PF PIMCO Inflation Managed Fund ‘A’	393,639	3,999,372
PF Pacific Life Money Market Fund ‘A’	1,999,028	1,999,028
PF Salomon Brothers Large-Cap Value Fund ‘A’	41,372	510,532
PF Van Kampen Comstock Fund ‘A’	57,315	768,588

Total Mutual Funds
(Cost $24,572,798)		25,161,793

TOTAL INVESTMENTS - 100.12%
(Cost $24,572,798)		25,161,793

OTHER ASSETS & LIABILITIES, NET - (0.12%)		(30,561)

NET ASSETS - 100.00%		$25,131,232

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	69.84%
Affiliated Equity Funds	22.33%
Affiliated Money Market Fund	7.95%

100.12%
Other Assets & Liabilities, Net	(0.12)%

100.00%

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL B
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.59%

PF AllianceBernstein International Value Fund ‘A’	264,792	$4,040,725
PF Goldman Sachs Short Duration Bond Fund ‘A’	1,162,812	11,395,557
PF Janus Growth LT Fund ‘A’ *	168,957	2,062,970
PF Lazard Mid-Cap Value Fund ‘A’ *	324,715	3,428,989
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	155,631	1,382,007
PF MFS International Large-Cap Fund ‘A’	253,666	4,045,977
PF NB Fasciano Small Equity Fund ‘A’ *	130,241	1,340,177
PF Oppenheimer Main Street Core Fund ‘A’	442,671	4,789,700
PF PIMCO Managed Bond Fund ‘A’	1,331,308	13,486,148
PF PIMCO Inflation Managed Fund ‘A’	922,695	9,374,585
PF Pacific Life Money Market Fund ‘A’	2,677,810	2,677,811
PF Salomon Brothers Large-Cap Value Fund ‘A’	221,750	2,736,391
PF Van Kampen Comstock Fund ‘A’	358,235	4,803,929
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	204,133	2,055,621

Total Mutual Funds
(Cost $64,493,521)		67,620,587

TOTAL INVESTMENTS - 99.59%
(Cost $64,493,521)		67,620,587

OTHER ASSETS & LIABILITIES, NET - 0.41%		276,933

NET ASSETS - 100.00%		$67,897,520

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds		50.45%
Affiliated Equity Funds		45.20%
Affiliated Money Market Fund		3.94%

		99.59%
Other Assets & Liabilities, Net		0.41%

		100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-1

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL C
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.55%

PF AllianceBernstein International Value Fund ‘A’	989,398	$15,098,219
PF Goldman Sachs Short Duration Bond Fund ‘A’	2,550,754	24,997,388
PF Janus Growth LT Fund ‘A’ *	1,051,822	12,842,743
PF Lazard Mid-Cap Value Fund ‘A’ *	1,698,025	17,931,144
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	871,197	7,736,233
PF MFS International Large-Cap Fund ‘A’	948,202	15,123,818
PF NB Fasciano Small Equity Fund ‘A’ *	728,397	7,495,201
PF Oppenheimer Main Street Core Fund ‘A’	1,887,392	20,421,587
PF Oppenheimer Emerging Markets Fund ‘A’	919,114	10,192,973
PF PIMCO Managed Bond Fund ‘A’	3,477,797	35,230,082
PF PIMCO Inflation Managed Fund ‘A’	2,951,058	29,982,752
PF Salomon Brothers Large-Cap Value Fund ‘A’	1,033,777	12,756,807
PF Van Kampen Comstock Fund ‘A’	1,528,285	20,494,304
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	1,521,856	15,325,089
PF Van Kampen Real Estate Fund ‘A’	560,965	7,741,321

Total Mutual Funds
(Cost $237,492,512)		253,369,661

TOTAL INVESTMENTS - 99.55%
(Cost $237,492,512)		253,369,661

OTHER ASSETS & LIABILITIES, NET - 0.45%		1,146,147

NET ASSETS - 100.00%		$254,515,808

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		64.11%
Affiliated Fixed Income Funds		35.44%

		99.55%
Other Assets & Liabilities, Net		0.45%

		100.00%

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL D
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.39%

PF AllianceBernstein International Value Fund ‘A’	1,532,170	$23,380,909
PF Goldman Sachs Short Duration Bond Fund ‘A’	794,761	7,788,656
PF Janus Growth LT Fund ‘A’ *	1,520,119	18,560,658
PF Lazard Mid-Cap Value Fund ‘A’ *	2,003,800	21,160,131
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	902,968	8,018,356
PF MFS International Large-Cap Fund ‘A’	1,465,625	23,376,716
PF NB Fasciano Small Equity Fund ‘A’ *	1,257,004	12,934,574
PF Oppenheimer Main Street Core Fund ‘A’	2,446,309	26,469,068
PF Oppenheimer Emerging Markets Fund ‘A’	1,184,810	13,139,539
PF PIMCO Managed Bond Fund ‘A’	2,058,987	20,857,539
PF PIMCO Inflation Managed Fund ‘A’	1,784,471	18,130,224
PF Salomon Brothers Large-Cap Value Fund ‘A’	1,287,163	15,883,597
PF Van Kampen Comstock Fund ‘A’	1,778,853	23,854,415
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	1,845,959	18,588,810
PF Van Kampen Real Estate Fund ‘A’	772,136	10,655,479

Total Mutual Funds
(Cost $242,182,959)		262,798,671

TOTAL INVESTMENTS - 99.39%
(Cost $242,182,959)		262,798,671

OTHER ASSETS & LIABILITIES, NET - 0.61%		1,611,278

NET ASSETS - 100.00%		$264,409,949

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		81.70%
Affiliated Fixed Income Funds		17.69%

		99.39%
Other Assets & Liabilities, Net		0.61%

		100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-2

PACIFIC FUNDS PF PORTFOLIO OPTIMIZATION MODEL E Schedule of Investments September 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.32%

PF AllianceBernstein International Value Fund ‘A’	744,508	$11,361,195
PF Janus Growth LT Fund ‘A’ *	862,374	10,529,586
PF Lazard Mid-Cap Value Fund ‘A’ *	995,003	10,507,227
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	360,484	3,201,098
PF MFS International Large-Cap Fund ‘A’	709,706	11,319,815
PF NB Fasciano Small Equity Fund ‘A’ *	701,722	7,220,722
PF Oppenheimer Main Street Core Fund ‘A’	1,075,206	11,633,730
PF Oppenheimer Emerging Markets Fund ‘A’	563,758	6,252,073
PF Salomon Brothers Large-Cap Value Fund ‘A’	600,400	7,408,934
PF Van Kampen Comstock Fund ‘A’	787,277	10,557,385
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	951,317	9,579,762
PF Van Kampen Real Estate Fund ‘A’	383,242	5,288,736

Total Mutual Funds
(Cost $94,394,368)		104,860,263

TOTAL INVESTMENTS - 99.32%
(Cost $94,394,368)		104,860,263

OTHER ASSETS & LIABILITIES, NET - 0.68%		714,050

NET ASSETS - 100.00%		$105,574,313

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		99.32%

		99.32%
Other Assets & Liabilities, Net		0.68%

		100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-3

PACIFIC FUNDS PF ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Formerly PF Lazard International Value Fund) Schedule of Investments September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.57%

Australia - 0.75%

Macquarie Airports +	193,994	$443,547

Austria - 1.11%

OMV AG +	7,246	375,743
voestalpine AG +	6,800	281,122

		656,865

Belgium - 1.73%

Fortis +	21,300	864,055
KBC Groep NV +	1,527	160,741

		1,024,796

Bermuda - 0.56%

Kerry Properties Ltd +	43,243	158,133
Orient Overseas International Ltd +	42,000	170,780

		328,913

Canada - 4.53%

Bombardier Inc ‘B’ *	13,800	43,088
Canadian Natural Resources Ltd	7,400	337,245
Celestica Inc *	12,900	138,262
Gerdau Ameristeel Corp	45,200	410,450
Husky Energy Inc	4,000	257,517
ING Canada Inc	6,100	304,195
IPSCO Inc	4,308	373,431
Nexen Inc	7,900	422,299
Teck Cominco Ltd ‘B’	6,300	394,543

		2,681,030

Denmark - 0.95%

Carlsberg AS ‘B’ +	6,650	558,921

Finland - 0.88%

Nokia OYJ +	10,900	214,718
Sampo OYJ ‘A’ +	14,600	303,985

		518,703

France - 11.75%

BNP Paribas +	10,608	1,139,998
Compagnie Generale des Etablissements
Michelin ‘B’ +	5,725	419,484
Credit Agricole SA +	18,875	827,586
Renault SA +	10,894	1,247,818
Sanofi-Aventis +	11,501	1,022,494
Societe Generale +	5,942	944,019
Total SA +	20,556	1,348,277

		6,949,676

Germany - 10.61%

Allianz AG +	3,410	588,840
Continental AG +	9,349	1,082,254
DaimlerChrysler AG +	5,000	249,325
Deutsche Lufthansa AG +	33,900	716,644
E.ON AG +	8,432	999,947
Epcos AG * +	11,573	176,206
MAN AG +	2,012	169,938
Muenchener Rueckversicherungs AG +	6,461	1,019,598
RWE AG +	9,113	839,467
TUI AG +	20,980	432,893

		6,275,112

Greece - 0.52%

Public Power Corp SA +	12,800	308,087

Hong Kong - 0.66%

Sino Land Co Ltd +	219,300	387,821

Italy - 3.73%

Banco Popolare di Verona e Novara SPA +	7,600	210,028
Buzzi Unicem SPA +	12,000	283,854
ENI SPA +	34,089	1,012,902
Fondiaria-Sai SPA +	8,700	381,425
Fondiaria-Sai SPA RNC +	4,600	151,676
Italcementi SPA +	6,500	164,643

		2,204,528

Japan - 26.48%

Alps Electric Co Ltd +	27,500	287,776
Canon Inc +	7,800	407,623
Cosmo Oil Co Ltd +	26,000	107,464
Dainippon Ink & Chemicals Inc +	124,000	452,063
East Japan Railway Co +	41	286,778
EDION Corp +	20,400	349,906
Hitachi Ltd +	33,000	192,195
Honda Motor Co Ltd +	16,400	551,159
Isuzu Motors Ltd +	125,000	410,138
Itochu Corp +	19,000	147,423
Japan Tobacco Inc +	232	903,063
JFE Holdings Inc +	27,900	1,094,357
Kobe Steel Ltd +	142,000	446,244
Leopalace21 Corp +	18,200	664,805
Mitsubishi Corp +	13,400	252,400
Mitsubishi UFJ Financial Group Inc	19	244,487
Mitsui & Co Ltd +	37,000	471,578
Mitsui Chemicals Inc +	42,000	302,505
Mitsui OSK Lines Ltd +	94,000	696,076
Nippon Mining Holdings Inc +	51,000	361,435
Nippon Telegraph & Telephone Corp +	135	659,986
Nissan Motor Co Ltd +	50,500	565,448
Oki Electric Industry Co Ltd +	64,000	143,997
ORIX Corp +	3,780	1,044,392
Rengo Co Ltd +	19,000	126,455
Seiko Epson Corp +	5,800	158,019
Sharp Corp +	38,000	652,121
Sumitomo Heavy Industries Ltd +	15,000	125,544
Sumitomo Metal Industries Ltd +	13,000	49,897
Sumitomo Mitsui Financial Group Inc +	107	1,123,593
The Tokyo Electric Power Co Inc +	25,000	719,823
Tokyo Gas Co Ltd +	106,000	531,551
Toyota Motor Corp +	20,800	1,131,869

		15,662,170

Luxembourg - 0.25%

SES GLOBAL SA FDR +	9,980	149,764

Netherlands - 6.72%

ABN AMRO Holding NV +	26,537	773,771
European Aeronautic Defence & Space Co NV +	23,531	676,229
ING Groep NV CVA +	36,421	1,600,576
Koninklijke Philips Electronics NV +	8,316	291,071
Mittal Steel Co NV	6,200	216,518
Wolters Kluwer NV +	16,048	418,066

		3,976,231

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-4

PACIFIC FUNDS PF ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Formerly PF Lazard International Value Fund) Schedule of Investments (Continued) September 30, 2006 (Unaudited)

		Shares	Value

Singapore - 0.23%

Neptune Orient Lines Ltd +		107,000	$136,304

Spain - 1.56%

Repsol YPF SA +		31,129	925,367

Sweden - 0.42%

Svenska Cellulosa AB ‘B’		5,400	247,593

Switzerland - 1.92%

Credit Suisse Group +		16,879	976,044
Novartis AG +		2,727	159,102

			1,135,146

United Kingdom - 20.21%

AstraZeneca PLC +		11,522	719,644
Aviva PLC +		64,437	944,100
BAE Systems PLC +		93,326	690,219
Barclays PLC +		76,883	969,541
BP PLC +		47,998	524,729
British American Tobacco PLC +		10,250	277,225
Corus Group PLC +		18,600	135,175
Friends Provident PLC +		174,944	633,738
Greene King PLC +		23,320	394,224
HBOS PLC +		48,671	962,414
International Power PLC +		30,069	176,108
J. Sainsbury PLC +		110,071	773,370
Mitchells & Butlers PLC +		19,436	214,677
Rio Tinto PLC +		2,967	140,406
Royal & Sun Alliance Insurance Group PLC +		144,928	404,038
Royal Dutch Shell PLC ‘A’ +		19,400	640,696
The Royal Bank of Scotland Group PLC +		34,433	1,184,771
Vodafone Group PLC +		519,171	1,185,881
Wolverhampton & Dudley Breweries PLC +		13,424	362,293
Xstrata PLC +		15,090	622,982

			11,956,231

Total Common Stocks
(Cost $53,499,213)			56,526,805

TOTAL INVESTMENTS - 95.57%
(Cost $53,499,213)			56,526,805

OTHER ASSETS & LIABILITIES, NET - 4.43%			2,620,860

NET ASSETS - 100.00%			$59,147,665

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services			32.82%
Autos & Transportation			12.96%
Materials & Processing			9.71%
Utilities			9.42%
Integrated Oils			8.35%
Consumer Discretionary			4.24%
Consumer Staples			4.00%
Health Care			3.21%
Technology			2.91%
Multi-Industry			2.82%
Producer Durables			2.81%
Energy			2.32%

			95.57%
Other Assets & Liabilities, Net			4.43%

			100.00%

(b) As of September 30, 2006, the Fund was diversified by geographical region as a percentage of net assets as follows:

Japan			26.48%
United Kingdom			20.21%
France			11.75%
Germany			10.61%
Netherlands			6.72%
Canada			4.53%
Italy			3.73%
Switzerland			1.92%
Belgium			1.73%
Spain			1.56%
Austria			1.11%
Denmark			0.95%
Finland			0.88%
Australia			0.75%
Hong Kong			0.66%
Bermuda			0.56%
Greece			0.52%
Sweden			0.42%
Luxembourg			0.25%
Singapore			0.23%

			95.57%
Other Assets & Liabilities, Net			4.43%

			100.00%

(c) The amount of $79,300 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of September 30, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation

Dow Jones EURO STOXX 50 (12/06)	8	$380,551	$17,043

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-5

PACIFIC FUNDS PF GOLDMAN SACHS SHORT DURATION BOND FUND Schedule of Investments September 30, 2006 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 8.03%

Autos & Transportation - 0.28%

GATX Financial Corp
5.125% due 04/15/10	$150,000	$148,308

Consumer Discretionary - 0.30%

Time Warner Inc
6.750% due 04/15/11	150,000	157,035

Financial Services - 5.30%

American General Finance Corp
4.875% due 05/15/10	250,000	246,412
ANZ Capital Trust Inc
4.484% due 12/15/53 ~	500,000	485,008
Greater Bay Bancorp
5.125% due 04/15/10	100,000	98,953
ING Capital Funding Trust III
8.439% due 12/29/49 §	250,000	277,671
Mizuho JGB Investment LLC
9.870% due 06/30/08 ~ §	300,000	321,441
Morgan Stanley
5.050% due 01/21/11	250,000	247,967
PNC Funding Corp
6.500% due 05/01/08	300,000	305,269
Popular North America Inc
5.200% due 12/12/07	200,000	198,538
Wachovia Capital Trust III
5.800% due 03/15/42 §	250,000	250,921
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	148,911
Washington Mutual Inc
8.250% due 04/01/10	200,000	217,290

		2,798,381

Producer Durables - 0.48%

John Deere Capital Corp
5.400% due 04/07/10	250,000	251,570

Utilities - 1.67%

Comcast Corp
5.850% due 01/15/10	250,000	253,737
Cox Communications Inc
4.625% due 01/15/10	150,000	146,016
Deutsche Telekom International Finance BV (Netherlands)
8.000% due 06/15/10	200,000	218,354
GTE Corp
7.510% due 04/01/09	250,000	262,487

		880,594

Total Corporate Bonds & Notes
(Cost $4,201,697)		4,235,888

U.S. GOVERNMENT AGENCY ISSUES - 55.11%

Fannie Mae
2.375% due 03/30/07	1,000,000	985,823
3.250% due 01/28/08 §	1,300,000	1,279,829
3.550% due 01/12/07	1,500,000	1,492,746
4.500% due 08/04/08	1,000,000	991,931
4.750% due 02/01/08	1,300,000	1,294,593
6.625% due 09/15/09	1,000,000	1,047,234
Federal Farm Credit Bank
3.125% due 02/01/08	1,000,000	975,780
3.800% due 09/07/07	2,000,000	1,975,946
Federal Home Loan Bank
2.720% due 10/26/06	1,000,000	998,261
3.375% due 02/15/07	1,000,000	993,031
3.375% due 02/15/08	1,000,000	978,111
3.625% due 02/16/07	1,270,000	1,262,236
3.800% due 12/29/06	700,000	697,450
3.828% due 09/07/07 §	1,000,000	990,690
4.000% due 12/03/07 §	1,000,000	979,666
4.125% due 09/06/07	500,000	495,452
4.125% due 10/26/07	2,000,000	1,980,088
4.750% due 08/17/07	2,000,000	1,993,020
4.875% due 02/15/07	1,000,000	998,429
Freddie Mac
2.550% due 04/19/07	400,000	394,194
4.200% due 12/28/07	1,000,000	989,894
4.480% due 09/19/08	1,000,000	990,809
4.500% due 04/18/07	800,000	796,198
5.000% due 09/17/07	3,500,000	3,495,811

Total U.S. Government Agency Issues
(Cost $29,172,424)		29,077,222

U.S. TREASURY OBLIGATIONS - 31.73%

U.S. Treasury Inflation Protected Securities - 2.55%

1.875% due 07/15/13 ^	110,767	107,933
1.875% due 07/15/15 ^	418,364	405,225
2.000% due 01/15/14 ^	110,102	108,033
2.000% due 07/15/14 ^	215,856	211,623
2.500% due 07/15/16 ^	503,685	513,917

		1,346,731

U.S. Treasury Notes - 28.97%

3.125% due 09/15/08	8,000,000	7,771,256
4.375% due 01/31/08	500,000	497,188
4.500% due 02/15/09	1,000,000	996,758
4.875% due 08/31/08	5,800,000	5,817,898
4.875% due 05/15/09	200,000	201,219

		15,284,319

U.S. Treasury Strips - 0.21%

0.000% due 11/15/26	300,000	113,497

Total U.S. Treasury Obligations
(Cost $16,675,449)		16,744,547

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-6

PACIFIC FUNDS PF GOLDMAN SACHS SHORT DURATION BOND FUND Schedule of Investments (Continued) September 30, 2006 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 4.32%

Money Market Fund - 4.32%

BlackRock Liquidity Funds Institutional TempFund	2,281,067	$2,281,067

Total Short-Term Investment (Cost $2,281,067)		2,281,067

TOTAL INVESTMENTS - 99.19% (Cost $52,330,637)		52,338,724

OTHER ASSETS & LIABILITIES, NET - 0.81%		425,895

NET ASSETS - 100.00%		$52,764,619

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

U.S. Government Agency Issues		55.11%
U.S. Treasury Obligations		31.73%
Corporate Bonds & Notes		8.03%
Short-Term Investment		4.32%

		99.19%
Other Assets & Liabilities, Net		0.81%

		100.00%

(b) The amount of $85,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Eurodollar (12/06)	12	$12,000,000	($16,116)
Eurodollar (06/07)	10	10,000,000	(6,096)
Eurodollar (09/07)	13	13,000,000	(2,894)
U.S. Treasury 2-Year Notes (12/06)	32	6,400,000	11,106
U.S. Treasury 5-Year Notes (12/06)	3	300,000	2,132

Short Futures Outstanding

U.S. Treasury 10-Year Notes (12/06)	6	600,000	(6,456)
U.S. Treasury 20-Year Bonds (12/06)	10	1,000,000	(21,815)

			($40,139)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-7

PACIFIC FUNDS PF JANUS GROWTH LT FUND Schedule of Investments September 30, 2006 (Unaudited)

	Shares	Value

EQUITY-LINKED STRUCTURED NOTES - 0.41%

Health Care - 0.41%

Morgan Stanley Convertible (Celgene Corp) Trigger @ $36.290 * ~	2,155	$98,268
Morgan Stanley Convertible (Celgene Corp) Trigger @ $30.877 * ~	2,155	99,065

		197,333

Total Equity-Linked Structured Notes (Cost $203,174)		197,333

COMMON STOCKS - 96.48%

Autos & Transportation - 5.79%

Bayerische Motoren Werke AG + (Germany)	8,721	466,493
C.H. Robinson Worldwide Inc	12,410	553,238
Canadian National Railway Co (Canada)	11,124	466,541
FedEx Corp	3,435	373,316
Lear Corp	2,725	56,407
Quality Distribution Inc *	10,000	147,200
Union Pacific Corp	2,990	263,120
United Parcel Service Inc ‘B’	6,430	462,574

		2,788,889

Consumer Discretionary - 15.24%

eBay Inc *	11,855	336,208
Electronic Arts Inc *	13,500	751,680
Federated Department Stores Inc	7,070	305,495
Google Inc ‘A’ *	1,285	516,441
Harrah’s Entertainment Inc	5,755	382,305
IAC/InterActiveCorp *	15,555	447,362
Industria de Diseno Textil SA + (Spain)	4,756	221,821
Kimberly-Clark Corp	5,530	361,441
Lamar Advertising Co ‘A’ *	6,195	330,875
Liberty Global Inc ‘A’ *	6,626	170,553
Liberty Global Inc ‘C’ *	7,036	176,322
Liberty Media Holding Corp - Capital ‘A’ *	2,601	217,365
Lowe’s Cos Inc	10,265	288,036
LVMH Moet Hennessy Louis Vuitton SA + (France)	2,250	231,406
Marvel Entertainment Inc *	7,250	175,015
Nordstrom Inc	15,170	641,691
Staples Inc	23,367	568,519
Station Casinos Inc	1,775	102,648
Yahoo! Inc *	44,130	1,115,606

		7,340,789

Consumer Staples - 6.62%

Altria Group Inc	3,095	236,922
CVS Corp	6,230	200,108
Dean Foods Co *	8,290	348,346
Sysco Corp	9,280	310,416
The Procter & Gamble Co	25,575	1,585,138
Whole Foods Market Inc	8,510	505,749

		3,186,679

Energy - 2.77%

Apache Corp	4,075	257,540
NRG Energy Inc *	20,895	946,543
Valero Energy Corp	2,485	127,903

		1,331,986

Financial Services - 12.60%

American Express Co	11,040	619,123
Berkshire Hathaway Inc ‘B’ *	160	507,840
Chicago Mercantile Exchange Holdings Inc	430	205,647
Fannie Mae	13,135	734,378
JPMorgan Chase & Co	32,908	1,545,360
Legg Mason Inc	3,910	394,363
Marsh & McLennan Cos Inc	13,165	370,595
Merrill Lynch & Co Inc	7,925	619,893
Moody’s Corp	4,150	271,327
NewAlliance Bancshares Inc	22,035	322,813
Paychex Inc	6,525	240,446
UBS AG (NYSE) (Switzerland)	3,955	234,571

		6,066,356

Health Care - 16.31%

Abbott Laboratories	10,200	495,312
Amgen Inc *	5,765	412,370
Amylin Pharmaceuticals Inc *	7,495	330,305
Cardinal Health Inc	8,175	537,424
Caremark Rx Inc	10,785	611,186
Celgene Corp *	8,750	378,875
Coventry Health Care Inc *	17,810	917,571
Gilead Sciences Inc *	7,820	537,234
Intuitive Surgical Inc *	2,000	210,900
Manor Care Inc	8,720	455,882
Merck & Co Inc	22,350	936,465
Roche Holding AG + (Switzerland)	8,205	1,417,555
Teva Pharmaceutical Industries Ltd ADR (Israel)	4,065	138,576
UnitedHealth Group Inc	9,665	475,518

		7,855,173

Integrated Oils - 4.14%

EnCana Corp (Canada)	4,965	231,816
Exxon Mobil Corp	19,665	1,319,522
Hess Corp	5,205	215,591
Suncor Energy Inc (Canada)	3,185	229,479

		1,996,408

Materials & Processing - 4.94%

Ball Corp	8,085	327,038
Cemex SAB de CV ADR * (Mexico)	8,870	266,810
Masco Corp	6,345	173,980
Monsanto Co	8,600	404,286
Precision Castparts Corp	10,685	674,865
Syngenta AG * + (Switzerland)	3,537	533,321

		2,380,300

Multi-Industry - 2.89%

General Electric Co	39,485	1,393,821

Producer Durables - 5.68%

BAE Systems PLC + (United Kingdom)	33,206	245,584
Crown Castle International Corp *	7,205	253,904
Emerson Electric Co	2,735	229,357
Lockheed Martin Corp	5,650	486,239
NVR Inc *	295	157,825
The Boeing Co	17,275	1,362,134

		2,735,043

Technology - 15.62%

Adobe Systems Inc *	11,905	445,842
Advanced Micro Devices Inc *	32,485	807,252
Akamai Technologies Inc *	6,010	300,440
Apple Computer Inc *	9,055	697,507
Cisco Systems Inc *	10,280	236,440
Cypress Semiconductor Corp *	18,285	324,924
EMC Corp *	58,255	697,895

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-8

PACIFIC FUNDS PF JANUS GROWTH LT FUND Schedule of Investments (Continued) September 30, 2006 (Unaudited)

	Shares	Value

Marvell Technology Group Ltd * (Bermuda)	6,560	$127,067
Nokia OYJ ADR (Finland)	18,195	358,260
Oracle Corp *	28,250	501,155
QUALCOMM Inc	11,675	424,386
Research In Motion Ltd * (Canada)	3,620	371,629
Rockwell Automation Inc	6,695	388,980
Samsung Electronics Co Ltd + (S. Korea)	550	385,588
SAP AG + (Germany)	1,969	389,857
Texas Instruments Inc	32,065	1,066,161

		7,523,383

Utilities - 3.88%

America Movil SA de CV ‘L’ ADR (Mexico)	9,560	376,377
Level 3 Communications Inc *	66,810	357,433
NeuStar Inc ‘A’ *	9,345	259,324
The AES Corp *	13,345	272,105
TXU Corp	9,665	604,256

		1,869,495

Total Common Stocks (Cost $41,001,879)		46,468,322

	Principal Amount

SHORT-TERM INVESTMENTS - 3.72%

U.S. Government Agency Issue - 3.53%

Federal Home Loan Bank 4.750% due 10/02/06	$1,700,000	1,699,776

	Shares

Money Market Funds - 0.19%

BlackRock Liquidity Funds Institutional TempCash	46,122	46,122
BlackRock Liquidity Funds Institutional TempFund	46,122	46,122

		92,244

Total Short-Term Investments (Cost $1,792,020)		1,792,020

TOTAL INVESTMENTS - 100.61% (Cost $42,997,073)		48,457,675

OTHER ASSETS & LIABILITIES, NET - (0.61%)		(296,010)

NET ASSETS - 100.00%		$48,161,665

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Health Care		16.72%
Technology		15.62%
Consumer Discretionary		15.24%
Financial Services		12.60%
Consumer Staples		6.62%
Autos & Transportation		5.79%
Producer Durables		5.68%
Materials & Processing		4.94%
Integrated Oils		4.14%
Utilities		3.88%
Short-Term Investments		3.72%
Multi-Industry		2.89%
Energy		2.77%

		100.61%
Other Assets & Liabilities, Net		(0.61%)

		100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Forward foreign currency contracts outstanding as of September 30, 2006 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Sell	CHF	335,000	01/07	$4,497
Sell	EUR	25,000	10/06	(341)
Sell	EUR	95,000	01/07	(4)
Sell	KRW	71,000,000	10/06	278
Sell	KRW	6,000,000	03/07	(41)

				$4,389

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-9

PACIFIC FUNDS PF LAZARD MID-CAP VALUE FUND Schedule of Investments September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.17%

Autos & Transportation - 4.58%

Laidlaw International Inc	31,960	$873,467
Overseas Shipholding Group Inc	8,750	540,487
Teekay Shipping Corp	8,360	343,680
YRC Worldwide Inc *	19,410	718,946

		2,476,580

Consumer Discretionary - 16.96%

Belo Corp ‘A’	48,510	766,943
CDW Corp	12,950	798,756
Dollar Tree Stores Inc *	26,360	816,106
Liz Claiborne Inc	32,160	1,270,642
Pacific Sunwear of California Inc *	26,180	394,794
R.H. Donnelley Corp *	18,988	1,004,465
Republic Services Inc	19,590	787,714
Royal Caribbean Cruises Ltd (Liberia)	19,770	767,274
Service Corp International	157,630	1,472,264
The Stanley Works	16,340	814,549
The Talbots Inc	10,190	277,677

		9,171,184

Consumer Staples - 5.61%

Coca-Cola Enterprises Inc	55,530	1,156,690
Pilgrim’s Pride Corp	30,280	828,158
The Kroger Co	45,240	1,046,853

		3,031,701

Energy - 5.87%

BJ Services Co	18,500	557,405
Massey Energy Co	36,780	770,173
Smith International Inc	13,460	522,248
Sunoco Inc	8,370	520,530
The Williams Cos Inc	33,720	804,897

		3,175,253

Financial Services - 22.70%

A.G. Edwards Inc	10,230	545,054
Ameriprise Financial Inc	20,860	978,334
CBL & Associates Properties Inc REIT	16,960	710,794
DST Systems Inc *	17,670	1,089,709
Health Care Property Investors Inc REIT	20,070	623,173
Hudson City Bancorp Inc	39,550	524,038
Lincoln National Corp	18,774	1,165,490
MasterCard Inc ‘A’ *	9,620	676,767
Mellon Financial Corp	31,730	1,240,643
PartnerRe Ltd (Bermuda)	17,640	1,191,935
Protective Life Corp	32,540	1,488,705
RenaissanceRe Holdings Ltd (Bermuda)	21,290	1,183,724
Willis Group Holdings Ltd (Bermuda)	22,600	858,800

		12,277,166

Health Care - 6.82%

Invitrogen Corp *	14,050	890,910
Laboratory Corp of America Holdings *	10,110	662,913
Sepracor Inc *	15,920	771,165
Triad Hospitals Inc *	27,020	1,189,691
Warner Chilcott Ltd ‘A’ * (Bermuda)	13,000	172,900

		3,687,579

Materials & Processing - 8.47%

Ball Corp	21,610	874,125
Cabot Corp	23,950	890,940
Celanese Corp ‘A’	33,320	596,428
Louisiana-Pacific Corp	31,900	598,763
Owens-Illinois Inc *	25,400	391,668
Sigma-Aldrich Corp	9,890	748,376
Temple-Inland Inc	12,020	482,002

		4,582,302

Multi-Industry - 1.75%

Fortune Brands Inc	12,620	947,888

Producer Durables - 6.03%

Dover Corp	21,090	1,000,509
Hubbell Inc ‘B’	14,110	675,869
KLA-Tencor Corp	8,400	373,548
Pitney Bowes Inc	27,240	1,208,639

		3,258,565

Technology - 12.45%

Arrow Electronics Inc *	24,670	676,698
Avaya Inc *	112,460	1,286,543
Compuware Corp *	85,130	663,163
Flextronics International Ltd * (Singapore)	70,980	897,187
Hyperion Solutions Corp *	18,440	635,811
Ingram Micro Inc ‘A’ *	43,740	838,058
Solectron Corp *	211,270	688,740
Sun Microsystems Inc *	124,240	617,473
Vishay Intertechnology Inc *	30,380	426,535

		6,730,208

Utilities - 3.93%

Alltel Corp	20,026	1,111,443
Citizens Communications Co	72,190	1,013,548

		2,124,991

Total Common Stocks (Cost $48,330,571)		51,463,417

SHORT-TERM INVESTMENTS - 4.85%

Money Market Funds - 4.85%

BlackRock Liquidity Funds Institutional TempCash	167,488	167,488
BlackRock Liquidity Funds Institutional TempFund	2,451,930	2,451,930

		2,619,418

Total Short-Term Investments (Cost $2,619,418)		2,619,418

TOTAL INVESTMENTS - 100.02% (Cost $50,949,989)		54,082,835

OTHER ASSETS & LIABILITIES, NET - (0.02%)		(8,461)

NET ASSETS - 100.00%		$54,074,374

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-10

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	22.70%
Consumer Discretionary	16.96%
Technology	12.45%
Materials & Processing	8.47%
Health Care	6.82%
Producer Durables	6.03%
Energy	5.87%
Consumer Staples	5.61%
Short-Term Investments	4.85%
Autos & Transportation	4.58%
Utilities	3.93%
Multi-Industry	1.75%

100.02%
Other Assets & Liabilities, Net	(0.02%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-11

PACIFIC FUNDS
PF LOOMIS SAYLES LARGE-CAP GROWTH FUND
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.67%

Autos & Transportation - 1.57%

Expeditors International of Washington Inc	8,425	$375,586

Consumer Discretionary - 17.00%

American Eagle Outfitters Inc	6,975	305,714
Best Buy Co Inc	5,825	311,987
Coach Inc *	10,475	360,340
Google Inc ‘A’ *	2,300	924,370
Monster Worldwide Inc *	7,000	253,330
News Corp ‘A’	27,550	541,357
Nordstrom Inc	5,750	243,225
Staples Inc	9,650	234,785
Starwood Hotels & Resorts Worldwide Inc	4,100	234,479
The McGraw-Hill Cos Inc	5,950	345,279
Wal-Mart Stores Inc	6,375	314,415

		4,069,281

Consumer Staples - 6.95%

CVS Corp	8,400	269,808
Hansen Natural Corp *	4,500	146,160
PepsiCo Inc	13,575	885,904
The Procter & Gamble Co	5,825	361,034

		1,662,906

Energy - 2.63%

Halliburton Co	10,225	290,901
National Oilwell Varco Inc *	5,775	338,126

		629,027

Financial Services - 20.18%

Alliance Data Systems Corp *	3,100	171,089
BlackRock Inc	2,475	368,775
CB Richard Ellis Group Inc ‘A’ *	16,775	412,665
Chicago Mercantile Exchange Holdings Inc	1,250	597,812
Lehman Brothers Holdings Inc	8,575	633,349
Morgan Stanley	4,925	359,082
Northern Trust Corp	4,050	236,642
State Street Corp	5,675	354,120
T. Rowe Price Group Inc	6,250	299,063
The Chubb Corp	6,900	358,524
The Goldman Sachs Group Inc	3,925	663,992
The Hartford Financial Services Group Inc	4,325	375,194

		4,830,307

Health Care - 15.37%

Abbott Laboratories	7,075	343,562
Baxter International Inc	6,575	298,899
DaVita Inc *	6,950	402,196
Genentech Inc *	7,725	638,858
Gilead Sciences Inc *	9,750	669,825
Medco Health Solutions Inc *	8,325	500,416
Quest Diagnostics Inc	4,275	261,459
WellPoint Inc *	7,325	564,391

		3,679,606

Materials & Processing - 3.49%

Archer-Daniels-Midland Co	8,575	324,821
Precision Castparts Corp	8,075	510,017

		834,838

Multi-Industry - 2.40%

General Electric Co	16,275	574,508

Producer Durables - 1.41%

Emerson Electric Co	4,025	337,537

Technology - 26.67%

Akamai Technologies Inc *	8,050	402,419
Apple Computer Inc *	11,125	856,959
BEA Systems Inc *	17,500	266,000
Cisco Systems Inc *	15,525	357,075
Cognizant Technology Solutions Corp ‘A’ *	6,725	498,053
Corning Inc *	10,450	255,085
Intel Corp	17,600	362,032
Motorola Inc	22,650	566,250
Network Appliance Inc *	15,700	581,057
NVIDIA Corp *	7,875	233,021
Oracle Corp *	40,250	714,035
QUALCOMM Inc	16,050	583,418
Symantec Corp *	16,725	355,908
Texas Instruments Inc	10,625	353,281

		6,384,593

Total Common Stocks
(Cost $21,960,474)		23,378,189

TOTAL INVESTMENTS - 97.67%
(Cost $21,960,474)		23,378,189

OTHER ASSETS & LIABILITIES, NET - 2.33%		557,324

NET ASSETS - 100.00%		$23,935,513

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Technology	26.67%
Financial Services	20.18%
Consumer Discretionary	17.00%
Health Care	15.37%
Consumer Staples	6.95%
Materials & Processing	3.49%
Energy	2.63%
Multi-Industry	2.40%
Autos & Transportation	1.57%
Producer Durables	1.41%

97.67%
Other Assets & Liabilities, Net	2.33%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-12

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.59%

Australia - 0.99%

QBE Insurance Group Ltd +	31,271	$570,416

Austria - 0.95%

Erste Bank der Oesterreichischen Sparkassen AG +	8,790	546,851

Bermuda - 1.85%

Esprit Holdings Ltd +	64,000	583,223
Li & Fung Ltd +	197,200	489,605

		1,072,828

Canada - 0.82%

Canadian National Railway Co	11,360	476,438

Cayman - 0.64%

Hutchison Telecommunications International Ltd * +	208,000	368,083

France - 22.84%

AXA +	49,970	1,841,350
Credit Agricole SA +	32,983	1,446,160
Gaz de France SA +	10,300	409,659
L’Air Liquide SA +	4,958	1,011,414
L’Air Liquide SA - Registered * +	3,468	707,478
Legrand SA +	16,840	467,799
L’Oreal SA +	3,290	333,757
LVMH Moet Hennessy Louis Vuitton SA +	12,070	1,241,363
Pernod-Ricard SA +	5,100	1,060,804
Sanofi-Aventis +	13,655	1,213,994
Schneider Electric SA +	18,762	2,089,513
Total SA +	21,110	1,384,615

		13,207,906

Germany - 4.34%

Bayer AG +	20,940	1,066,589
E.ON AG +	12,150	1,440,863

		2,507,452

Hong Kong - 0.76%

CNOOC Ltd +	526,500	438,340

Indonesia - 0.60%

P.T. Bank Central Asia Tbk +	670,500	349,921

Italy - 4.11%

Assicurazioni Generali SPA +	24,150	902,567
Banca Intesa SPA +	68,440	449,995
FASTWEB SPA * +	1,090	49,375
UniCredito Italiano SPA +	117,540	975,457

		2,377,394

Japan - 16.55%

Asahi Glass Co Ltd +	65,000	801,885
Bridgestone Corp +	36,900	747,229
Canon Inc +	22,450	1,173,223
FANUC Ltd +	6,000	468,321
Kao Corp +	36,000	959,739
Nintendo Co Ltd +	3,000	618,570
Nitto Denko Corp +	11,300	669,414
OMRON Corp +	16,600	407,325
ORIX Corp +	1,380	381,286
Ricoh Co Ltd +	45,000	895,439
Shinsei Bank Ltd +	117,000	714,057
Tokyo Gas Co Ltd +	81,640	409,395
Toyota Motor Corp +	24,300	1,322,327

		9,568,210

Mexico - 1.05%

Grupo Televisa SA ADR	28,460	605,060

Singapore - 1.23%

Singapore Telecommunications Ltd +	465,376	713,451

South Korea - 2.97%

Samsung Electronics Co Ltd +	2,450	1,717,618

Spain - 1.83%

Banco Bilbao Vizcaya Argentaria SA +	45,880	1,060,983

Sweden - 0.70%

Telefonaktiebolaget LM Ericsson ‘B’ +	116,890	403,852

Switzerland - 14.33%

Actelion Ltd * +	1,820	261,383
Julius Baer Holding AG +	8,982	895,549
Nestle SA +	6,600	2,299,758
Roche Holding AG +	11,180	1,931,537
Swiss Reinsurance Co +	14,175	1,083,522
UBS AG +	30,320	1,812,428

		8,284,177

Thailand - 0.55%

Bangkok Bank PCL +	108,070	315,459

United Kingdom - 21.06%

AstraZeneca PLC +	6,960	434,709
BG Group PLC +	31,480	382,526
BHP Billiton PLC +	21,820	375,982
Diageo PLC +	62,680	1,106,870
GlaxoSmithKline PLC +	51,740	1,376,017
Ladbrokes PLC +	88,208	642,341
NEXT PLC +	16,510	585,867
Reckitt Benckiser PLC +	54,364	2,252,124
Royal Dutch Shell PLC ‘A’ +	28,460	941,040
Smiths Group PLC +	31,330	525,353
Tesco PLC +	180,907	1,219,003
William Hill PLC +	108,530	1,307,282
WPP Group PLC +	83,180	1,030,350

		12,179,464

United States - 0.42%

Synthes Inc +	2,180	242,121

Total Common Stocks
(Cost $45,676,226)		57,006,024

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-13

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.26%

Commercial Paper - 0.26%

Morgan Stanley Dean Witter
5.400% due 10/02/06	$147,000	$146,978

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	193	193

Total Short-Term Investments
(Cost $147,171)		147,171

TOTAL INVESTMENTS - 98.85%
(Cost $45,823,397)		57,153,195

OTHER ASSETS & LIABILITIES, NET - 1.15%		665,707

NET ASSETS - 100.00%		$57,818,902

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	23.08%
Consumer Discretionary	14.52%
Consumer Staples	13.73%
Health Care	11.29%
Technology	7.95%
Materials & Processing	6.17%
Utilities	5.87%
Integrated Oils	5.44%
Producer Durables	5.23%
Autos & Transportation	4.40%
Multi-Industry	0.91%
Short-Term Investments	0.26%

98.85%
Other Assets & Liabilities, Net	1.15%

100.00%

(b) As of September 30, 2006, the Fund was diversified by geographical region as a percentage of net assets as follows:

France	22.84%
United Kingdom	21.06%
Japan	16.55%
Switzerland	14.33%
Germany	4.34%
Italy	4.11%
South Korea	2.97%
Bermuda	1.85%
Spain	1.83%
Singapore	1.23%
Mexico	1.05%
Australia	0.99%
Austria	0.95%
Canada	0.82%
Hong Kong	0.76%
Sweden	0.70%
United States	0.68%
Cayman	0.64%
Indonesia	0.60%
Thailand	0.55%

98.85%
Other Assets & Liabilities, Net	1.15%

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-14

PACIFIC FUNDS
PF NB FASCIANO SMALL EQUITY FUND
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.86%

Autos & Transportation - 11.78%

Bristow Group Inc *	12,800	$440,320
Forward Air Corp	22,200	734,598
Heartland Express Inc	62,966	987,307
Hub Group Inc ‘A’ *	30,600	697,068
Modine Manufacturing Co	22,200	540,126
Winnebago Industries Inc	7,400	232,212

		3,631,631

Consumer Discretionary - 23.32%

Central Garden & Pet Co *	12,400	598,424
Courier Corp	12,500	464,250
Guitar Center Inc *	5,900	263,612
Houston Wire & Cable Co *	14,900	280,120
Journal Communications Inc ‘A’	32,000	360,640
Korn/Ferry International *	22,800	477,432
LoJack Corp *	21,300	417,267
MWI Veterinary Supply Inc *	7,800	261,534
Navigant Consulting Inc *	26,800	537,608
RC2 Corp *	8,400	281,652
Ritchie Bros. Auctioneers Inc (Canada)	15,300	820,233
Rollins Inc	44,300	935,173
Ruby Tuesday Inc	7,600	214,244
The Steak n Shake Co *	30,500	515,145
Watson Wyatt Worldwide Inc ‘A’	18,600	761,112

		7,188,446

Energy - 6.39%

Berry Petroleum Co ‘A’	17,700	498,432
CARBO Ceramics Inc	8,300	299,049
Hydril Co LP *	5,900	330,754
TETRA Technologies Inc *	34,800	840,768

		1,969,003

Financial Services - 16.34%

American Equity Investment Life Holding Co	23,500	288,345
Amerisafe Inc *	21,500	210,700
Boston Private Financial Holdings Inc	13,800	384,744
FactSet Research Systems Inc	9,600	466,272
Financial Federal Corp	18,300	490,440
H&E Equipment Services Inc *	9,800	239,022
Hilb Rogal & Hobbs Co	13,900	592,835
ITLA Capital Corp	4,900	263,424
Online Resources Corp *	18,300	224,175
Texas Capital Bancshares Inc *	17,200	321,984
W.P. Stewart & Co Ltd (Bermuda)	20,300	252,938
Wilshire Bancorp Inc	17,600	335,104
Wintrust Financial Corp	19,300	967,895

		5,037,878

Health Care - 8.56%

Apria Healthcare Group Inc *	5,700	112,518
Computer Programs & Systems Inc	12,000	393,240
Healthcare Services Group Inc	8,600	216,376
Healthspring Inc *	12,500	240,625
ICU Medical Inc *	6,900	313,812
KV Pharmaceutical Co ‘A’ *	15,600	369,720
Landauer Inc	6,800	345,100
LCA-Vision Inc	7,600	313,956
Young Innovations Inc	9,300	334,428

		2,639,775

Materials & Processing - 10.44%

AMCOL International Corp	18,000	448,380
Cabot Microelectronics Corp *	14,700	423,654
CLARCOR Inc	10,200	310,998
Drew Industries Inc *	11,700	295,542
Griffon Corp *	8,400	200,508
Interline Brands Inc *	18,300	451,644
RBC Bearings Inc *	11,600	280,140
Rockwood Holdings Inc *	21,600	431,568
Spartech Corp	14,100	377,457

		3,219,891

Producer Durables - 12.01%

ACCO Brands Corp *	18,400	409,584
Actuant Corp ‘A’	13,600	681,360
Argon ST Inc *	20,300	486,591
Bucyrus International Inc ‘A’	15,650	663,873
IDEX Corp	6,500	279,825
Plantronics Inc	13,200	231,396
Regal-Beloit Corp	8,000	348,000
The Middleby Corp *	7,800	601,068

		3,701,697

Technology - 8.02%

j2 Global Communications Inc *	28,700	779,779
Kanbay International Inc *	20,300	417,368
Methode Electronics Inc	41,300	392,763
ScanSource Inc *	29,100	882,603

		2,472,513

Total Common Stocks (Cost $28,254,129)		29,860,834

TOTAL INVESTMENTS - 96.86% (Cost $28,254,129)		29,860,834

OTHER ASSETS & LIABILITIES, NET - 3.14%		968,790

NET ASSETS - 100.00%		$30,829,624

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of assets as follows:

Consumer Discretionary		23.32%
Financial Services		16.34%
Producer Durables		12.01%
Autos & Transportation		11.78%
Materials & Processing		10.44%
Health Care		8.56%
Technology		8.02%
Energy		6.39%

		96.86%
Other Assets & Liabilities, Net		3.14%

		100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-15

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET® CORE FUND
Summary Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.91%

Autos & Transportation - 1.71%

Other Securities - 1.71%		$1,107,415

Consumer Discretionary - 11.55%

Google Inc ‘A’ * - 1.18%	1,900	763,610
Wal-Mart Stores Inc - 0.65%	8,600	424,152
Other Securities - 9.72%		6,297,915

		7,485,677

Consumer Staples - 6.47%

Altria Group Inc - 1.42%	12,000	918,600
PepsiCo Inc - 0.83%	8,300	541,658
The Coca-Cola Co - 0.61%	8,800	393,184
The Procter & Gamble Co - 1.12%	11,700	725,166
Other Securities - 2.49%		1,615,458

		4,194,066

Energy - 2.57%

Other Securities - 2.57%		1,665,581

Financial Services - 23.98%

American International Group Inc - 0.74%	7,200	477,072
Bank of America Corp - 2.39%	28,954	1,551,066
Citigroup Inc - 2.35%	30,700	1,524,869
First Data Corp - 0.60%	9,200	386,400
JPMorgan Chase & Co - 1.76%	24,300	1,141,128
Lehman Brothers Holdings Inc - 0.71%	6,200	457,932
Merrill Lynch & Co Inc - 1.01%	8,400	657,048
Morgan Stanley - 0.99%	8,800	641,608
The Allstate Corp - 0.81%	8,400	526,932
The Goldman Sachs Group Inc - 0.94%	3,600	609,012
The St. Paul Travelers Cos Inc - 0.60%	8,300	389,187
U.S. Bancorp - 0.93%	18,200	604,604
Wachovia Corp - 0.97%	11,200	624,960
Wells Fargo & Co - 1.18%	21,200	767,016
Other Securities - 8.00%		5,186,387

		15,545,221

Health Care - 11.59%

Johnson & Johnson - 1.69%	16,900	1,097,486
Merck & Co Inc - 1.16%	18,000	754,200
Pfizer Inc - 1.64%	37,500	1,063,500
UnitedHealth Group Inc - 1.00%	13,140	646,488
WellPoint Inc * - 0.84%	7,055	543,588
Other Securities - 5.26%		3,411,532

		7,516,794

Integrated Oils - 7.72%

Chevron Corp - 1.40%	14,000	908,040
ConocoPhillips - 0.93%	10,175	605,718
Exxon Mobil Corp - 3.37%	32,600	2,187,460
Marathon Oil Corp - 0.57%	4,800	369,120
Occidental Petroleum Corp - 0.58%	7,752	372,949
Other Securities - 0.87%		562,039

		5,005,326

Materials & Processing - 3.36%

Other Securities - 3.36%		2,180,426

Multi-Industry - 4.31%

3M Co - 0.61%	5,300	394,426
General Electric Co - 2.55%	46,900	1,655,570
Other Securities - 1.15%		747,252

		2,797,248

Producer Durables - 5.44%

Lockheed Martin Corp - 0.70%	5,300	456,118
Northrop Grumman Corp - 0.58%	5,500	374,385
The Boeing Co - 0.69%	5,700	449,445
Other Securities - 3.47%		2,247,588

		3,527,536

Technology - 15.31%

Cisco Systems Inc * - 1.15%	32,400	745,200
Dell Inc * - 0.90%	25,500	582,420
General Dynamics Corp - 0.57%	5,200	372,684
Hewlett-Packard Co - 1.09%	19,300	708,117
Intel Corp - 1.18%	37,100	763,147
International Business Machines Corp - 1.47%	11,600	950,504
Microsoft Corp - 2.07%	49,200	1,344,636
Motorola Inc - 0.75%	19,400	485,000
Oracle Corp * - 1.07%	39,000	691,860
Raytheon Co - 0.57%	7,700	369,677
Texas Instruments Inc - 0.93%	18,200	605,150
Other Securities - 3.56%		2,308,222

		9,926,617

Utilities - 4.90%

AT&T Inc - 0.63%	12,591	409,963
BellSouth Corp - 0.57%	8,600	367,650
Sprint Nextel Corp - 0.70%	26,500	454,475
Verizon Communications Inc - 0.81%	14,100	523,533
Other Securities - 2.19%		1,420,927

		3,176,548

Total Common Stocks (Cost $59,281,280)		64,128,455

TOTAL INVESTMENTS - 98.91% (Cost $59,281,280)		64,128,455

OTHER ASSETS & LIABILITIES, NET - 1.09%		705,731

NET ASSETS - 100.00%		$64,834,186

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-16

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Summary Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services
Technology	23.98%
Health Care	15.31%
Consumer Discretionary	11.59%
Integrated Oils	11.55%
Consumer Staples	7.72%
Producer Durables	6.47%
Utilities	5.44%
Multi-Industry	4.90%
Materials & Processing	4.31%
Energy	3.36%
Autos & Transportation	2.57%
1.71%

98.91%
Other Assets & Liabilities, Net	1.09%

100.00%

(b) Other securities represent issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent of net assets individually or in aggregate, respectively, as of September 30, 2006.

(c) A Summary Schedule of Investments is presented for this fund. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-17

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 6.07%

Brazil - 5.75%

America Latina Logistica SA	56,000	$437,842
Banco Bradesco SA	9,530	316,016
Cia de Bebidas das Americas ADR	4,450	201,941
Cia Vale do Rio Doce ADR	12,050	223,045
Eletropaulo Metropolitana de Sao Paulo SA ‘B’ *	3,860,200	154,475
Lojas Americanas SA	5,673,000	229,602
Petroleo Brasileiro SA ADR	2,850	213,294
Sadia SA	140,000	384,400
Tele Norte Leste Participacoes SA	3,000	41,103

		2,201,718

South Korea - 0.32%

Hyundai Motor Co +	1,540	78,100
S-Oil Corp +	865	45,598

		123,698

Total Preferred Stocks (Cost $2,071,628)		2,325,416

COMMON STOCKS - 93.06%

Bermuda - 0.39%

Bunge Ltd	1,400	81,130
Midland Holdings Ltd +	16,000	7,528
Varitronix International Ltd +	91,000	58,906

		147,564

Brazil - 10.88%

America Latina Logistica SA GDR ~	4,000	31,322
Aracruz Celulose SA ADR	2,800	139,356
Banco Bradesco SA ADR	4,700	156,745
Banco Nossa Caixa SA	6,000	119,763
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	12,600	327,726
Cia de Bebidas das Americas ADR	700	28,084
Cia Vale do Rio Doce ADR	13,100	282,436
Cosan SA Industria e Comercio *	2,000	32,424
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	2,000	340,765
Diagnosticos da America SA *	13,800	258,952
Empresa Brasileira de Aeronautica SA	20,500	200,069
Gafisa SA *	11,600	149,648
Natura Cosmeticos SA	12,700	155,954
Petroleo Brasileiro SA ADR	19,250	1,613,727
Tele Norte Leste Participacoes SA	10,600	330,534

		4,167,505

Canada - 1.17%

Inco Ltd	3,600	274,441
Yamana Gold Inc	18,900	174,825

		449,266

Cayman Islands - 1.30%

GlobalSantaFe Corp	7,300	364,927
Hutchison Telecommunications International Ltd * +	74,000	130,953

		495,880

Chile - 0.04%

Empresas Copec SA	1,400	14,128

China - 2.40%

China Merchants Bank Co Ltd ‘H’ *	18,000	25,369
China Oilfield Services Ltd ‘H’ +	62,000	33,280
China Petroleum & Chemical Corp ‘H’ +	610,000	378,108
China Shenhua Energy Co Ltd ‘H’ +	111,000	178,558
PetroChina Co Ltd ‘H’ +	166,000	178,692
Yanzhou Coal Mining Co Ltd ‘H’ +	185,000	126,470

		920,477

Egypt - 3.36%

Commercial International Bank GDR +	1,650	13,029
Commercial International Bank GDR ~	9,600	77,055
Commercial International Bank SP GDR +	14,400	113,703
Eastern Tobacco Co +	3,767	196,696
Medinet Nasr Housing & Development	6,015	93,112
Orascom Construction Industries	396	17,259
Orascom Telecom Holding SAE +	8,546	486,944
Vodafone Egypt Telecommunications SAE	17,166	288,939

		1,286,737

France - 0.73%

Technip SA +	4,880	278,071

Greece - 0.08%

Folli-Follie SA +	1,100	31,927

Hong Kong - 0.17%

Television Broadcasts Ltd +	12,000	64,667

Hungary - 0.59%

OTP Bank Rt +	7,200	227,195

India - 14.85%

Amtek Auto Ltd	40,200	288,950
Bajaj Auto Ltd +	2,600	169,470
Bharat Electronics Ltd +	3,200	80,719
Bharat Heavy Electricals Ltd +	4,850	252,810
Bharti Airtel Ltd * +	29,400	300,562
Divi’s Laboratories Ltd +	2,659	127,676
Dr. Reddy’s Laboratories Ltd +	700	11,143
GAIL India Ltd +	40,410	231,405
Gateway Distriparks Ltd +	12,000	42,940
HCL Technologies Ltd +	22,345	267,546
Housing Development Finance Corp +	16,200	540,187
ICICI Bank Ltd ADR	9,800	300,958
Infosys Technologies Ltd +	12,800	515,409
Infosys Technologies Ltd ADR	4,700	224,331
ITC Ltd +	52,600	214,887
Larsen & Toubro Ltd +	15,600	431,954
Mahindra & Mahindra Ltd +	16,460	243,742
Oil & Natural Gas Corp Ltd +	3,300	83,981
Ranbaxy Laboratories Ltd +	9,008	86,147
Reliance Capital Ltd +	9,800	121,681
Reliance Industries Ltd +	17,500	446,129
Reliance Natural Resources Ltd * +	22,700	11,023
Rico Auto Industries Ltd +	34,100	61,482
Tata Consultancy Services Ltd +	21,212	471,926
Trent Ltd +	2,674	51,553
United Breweries Holdings Ltd +	9,300	53,806
United Breweries Ltd +	19,290	57,700

		5,690,117

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-18

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value

Indonesia - 4.98%

P.T. Aneka Tambang Tbk +	600,100	$357,374
P.T. Astra International Tbk +	140,500	189,371
P.T. Bank Mandiri Persero Tbk +	957,000	240,706
P.T. Gudang Garam Tbk +	172,500	193,515
P.T. Indosat Tbk +	860,000	478,311
P.T. Telekomunikasi Indonesia Tbk +	490,500	446,284

		1,905,561

Israel - 2.35%

Bank Hapoalim BM +	51,155	241,179
Bank Leumi Le-Israel BM +	58,300	228,230
Elbit Systems Ltd +	519	15,736
Israel Discount Bank Ltd ‘A’ * +	73,300	137,997
Makhteshim-Agan Industries Ltd +	1,900	9,369
ORMAT Industries Ltd +	1,900	19,003
Teva Pharmaceutical Industries Ltd ADR	7,300	248,857

		900,371

Lebanon - 0.31%

Solidere GDR ~	6,600	120,384

Luxembourg - 0.68%

Tenaris SA ADR	7,400	261,812

Mexico - 6.30%

America Movil SA de CV ‘L’ ADR	21,000	826,770
Cemex SAB de CV ADR *	6,710	201,837
Consorcio ARA SA de CV	23,800	116,878
Corporacion GEO SA de CV ‘B’ *	40,900	172,060
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	47,200	84,620
Empresas ICA SA de CV *	61,117	220,140
Fomento Economico Mexicano SA de CV ADR	2,350	227,809
Grupo Financiero Banorte SA de CV ‘O’	17,100	53,521
Grupo Financiero Inbursa SA de CV ‘O’	100,700	176,321
Impulsora del Desarrollo y el Empleo en America Latina SA de CV *	126,800	122,832
SARE Holding SA de CV ‘B’ *	190,396	211,282

		2,414,070

Norway - 0.28%

Det Norske Oljeselskap ASA * +	77,668	108,468

Panama - 0.47%

Banco Latinoamericano de Exportaciones SA ‘E’	11,500	179,630

Philippines - 1.11%

Jollibee Foods Corp +	151,200	107,435
SM Prime Holdings Inc +	1,876,395	316,135

		423,570

Portugal - 0.30%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	6,500	116,047

Russia - 2.62%

LUKOIL ADR	7,100	535,695
Surgutneftegaz OJSC ADR	7,210	467,929

		1,003,624

Singapore - 0.83%

Keppel Corp Ltd +	19,000	176,591
SembCorp Marine Ltd +	68,000	142,814

		319,405

South Africa - 5.91%

Anglo Platinum Ltd +	5,300	533,373
AngloGold Ashanti Ltd ADR	12,400	467,976
Aveng Ltd +	8,133	28,704
Harmony Gold Mining Co Ltd ADR *	7,800	100,854
Impala Platinum Holdings Ltd +	1,950	320,877
JD Group Ltd +	6,900	57,609
Liberty Group Ltd +	9,800	92,248
Massmart Holdings Ltd +	15,400	112,398
Murray & Roberts Holdings Ltd +	34,260	140,508
Standard Bank Group Ltd +	10,500	104,670
Steinhoff International Holdings Ltd +	72,400	233,023
Tiger Brands Ltd +	3,896	70,765

		2,263,005

South Korea - 12.35%

Able C&C Co Ltd +	1,768	13,957
AmorePacific Corp *	341	158,477
Daegu Bank +	7,080	118,684
FINETEC Corp +	7,088	107,819
GS Engineering & Construction Corp +	1,380	96,517
Hana Financial Holdings +	5,583	255,794
Humax Co Ltd +	15,010	418,111
Hyundai Development Co +	2,360	105,362
Hyundai Engineering & Construction Co Ltd * +	4,521	243,070
Hyundai Motor Co +	4,127	352,959
Jeonbuk Bank +	10,325	93,805
Kia Motors Corp +	17,600	285,393
Kookmin Bank ADR	2,700	210,681
Korea Investment Holdings Co Ltd +	3,530	152,626
Kyeryong Construction Industrial Co Ltd +	2,470	97,440
LG Corp +	2,440	70,925
Mirae Asset Securities Co Ltd +	2,421	163,626
NHN Corp * +	723	75,716
Pacific Corp	159	21,760
S-Oil Corp +	3,422	228,584
Samsung Electronics Co Ltd +	812	569,268
Shinhan Financial Group Co Ltd +	2,870	129,053
Shinsegae Co Ltd +	205	106,110
SK Telecom Co Ltd ADR	3,800	89,794
SsangYong Motor Co * +	51,798	252,170
Telechips Inc +	2,348	57,152
Woori Finance Holdings Co Ltd +	9,900	208,648
Yedang Entertainment Co Ltd * +	7,107	45,975

		4,729,476

Taiwan - 12.76%

Cathay Financial Holding Co Ltd +	184,303	369,387
China Motor Corp +	1,080	940
Continental Engineering Corp +	73,130	40,281
Far Eastern Textile Ltd +	59,360	44,016
Fubon Financial Holding Co Ltd +	453,000	375,330
Fubon Financial Holding Co Ltd GDR	5,900	48,933
High Tech Computer Corp +	15,200	401,818
Hon Hai Precision Industry Co Ltd +	106,000	645,156
Inventec Appliances Corp +	91,000	281,202
Inventec Co Ltd +	283,600	184,368
Lite-On Technology Corp +	177,871	219,692
Merry Electronics Co Ltd +	54,125	193,429
MiTAC International Corp +	126,319	133,023
Motech Industries Inc +	3,307	46,989
Powerchip Semiconductor Corp +	12,491	7,967

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-19

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value

President Chain Store Corp +	54,000	$116,407
Quanta Computer Inc +	189,300	271,006
Shin Kong Financial Holding Co Ltd +	44,657	41,097
Sunplus Technology Co Ltd +	225,565	215,385
Synnex Technology International Corp +	118,800	105,829
Taiwan Fertilizer Co Ltd +	10,000	16,258
Taiwan Semiconductor Manufacturing Co Ltd +	92,000	166,047
Taiwan Semiconductor Manufacturing Co Ltd ADR	49,900	479,040
Uni-President Enterprises Corp +	61,000	53,694
United Microelectronics Corp +	767,200	429,325

		4,886,619

Thailand - 1.02%

Advanced Info Service PCL +	35,300	84,359
Kiatnakin Bank PCL +	71,600	56,059
TISCO Bank PCL +	88,100	52,024
TMB Bank PCL * +	2,450,763	198,173

		390,615

Turkey - 3.97%

Aksigorta AS +	55,000	204,381
Anadolu Anonim Turk Sigorta Sirketi +	5,900	9,294
Ford Otomotiv Sanayi AS +	11,141	72,642
Haci Omer Sabanci Holding AS +	88,800	312,768
Haci Omer Sabanci Holding AS ADR	71,700	63,404
Koc Holding AS * +	78,638	251,757
Tupras Turkiye Petrol Rafinerileri AS +	12,800	195,630
Turkcell Iletisim Hizmetleri AS +	5,107	26,235
Turkiye Is Bankasi ‘C’ +	22,300	118,103
Turkiye Vakiflar Bankasi TAO ‘D’ +	60,700	266,881

		1,521,095

United Kingdom - 0.38%

Highland Gold Mining Ltd * +	44,943	145,944

United States - 0.48%

Hydril Co LP *	3,300	184,998

Total Common Stocks
(Cost $32,577,437)		35,648,228

SHORT-TERM INVESTMENT - 2.57%

Money Market Fund - 2.57%

BlackRock Liquidity Funds Institutional TempFund	982,587	982,587

Total Short-Term Investment
(Cost $982,587)		982,587

TOTAL INVESTMENTS - 101.70%
(Cost $35,631,652)		38,956,231

OTHER ASSETS & LIABILITIES, NET - (1.70%)		(649,889)

NET ASSETS - 100.00%		$38,306,342

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified by sector as a percentage of net assets as follows:

Financial Services	20.07%
Technology	16.11%
Integrated Oils	12.34%
Utilities	10.25%
Materials & Processing	9.82%
Autos & Transportation	6.92%
Consumer Discretionary	5.53%
Producer Durables	5.37%
Multi-Industry	5.32%
Consumer Staples	4.54%
Short-Term Investment	2.57%
Health Care	1.91%
Energy	0.95%

101.70%
Other Assets & Liabilities, Net	(1.70%)

100.00%

(b) As of September 30, 2006, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	16.63%
India	14.85%
Taiwan	12.76%
South Korea	12.67%
Mexico	6.30%
South Africa	5.91%
Indonesia	4.98%
Turkey	3.97%
Egypt	3.36%
United States	3.05%
Russia	2.62%
China	2.40%
Israel	2.35%
Cayman Islands	1.30%
Canada	1.17%
Philippines	1.11%
Thailand	1.02%
Singapore	0.83%
France	0.73%
Luxembourg	0.68%
Hungary	0.59%
Panama	0.47%
Bermuda	0.39%
United Kingdom	0.38%
Lebanon	0.31%
Portugal	0.30%
Norway	0.28%
Hong Kong	0.17%
Greece	0.08%
Chile	0.04%

101.70%
Other Assets & Liabilities, Net	(1.70%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-20

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments
September 30, 2006 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 4.37%

Autos & Transportation - 0.12%

DaimlerChrysler NA Holding Corp
5.640% due 03/07/07 §	$100,000	$100,033

Consumer Staples - 0.13%

Reynolds American Inc
7.625% due 06/01/16 ~	100,000	104,231

Energy - 0.36%

Colorado Interstate Gas Co
6.800% due 11/15/15	200,000	202,559
The Williams Cos Inc
6.375% due 10/01/10 ~	100,000	100,000

		302,559

Financial Services - 2.42%

Bank of America Corp
4.875% due 01/15/13	100,000	98,107
CIT Group Inc
7.750% due 04/02/12	100,000	110,846
Citigroup Inc
5.625% due 08/27/12	50,000	50,973
Export-Import Bank of Korea (South Korea)
5.590% due 10/04/11 ~ §	800,000	798,944
Ford Motor Credit Co
7.000% due 10/01/13	300,000	278,725
7.250% due 10/25/11	200,000	188,810
Merrill Lynch & Co
5.492% due 08/14/09 §	400,000	400,308
Morgan Stanley
5.300% due 03/01/13	100,000	99,980

		2,026,693

Integrated Oils - 0.49%

Enterprise Products Operating LP
4.625% due 10/15/09	100,000	97,808
Occidental Petroleum Corp
8.450% due 02/15/29	100,000	132,880
Pemex Project Funding Master Trust
7.375% due 12/15/14	50,000	54,175
9.250% due 03/30/18	100,000	123,650

		408,513

Utilities - 0.85%

Entergy Gulf States Inc
3.600% due 06/01/08	100,000	96,981
PSEG Energy Holdings LLC
8.625% due 02/15/08	400,000	417,000
Qwest Communications International Inc
7.500% due 02/15/14	100,000	100,750
SBC Communications Inc
4.125% due 09/15/09	100,000	96,904

		711,635

Total Corporate Bonds & Notes
(Cost $3,601,041)		3,653,664

MORTGAGE-BACKED SECURITIES - 75.02%

Collateralized Mortgage Obligations - 12.99%

Adjustable Rate Mortgage Trust
4.593% due 05/25/35 “ §	183,984	180,906
Banc of America Funding Corp
4.114% due 05/25/35 “ §	326,367	322,173
Banc of America Mortgage Securities
3.994% due 07/25/33 “ §	214,574	204,517
5.000% due 05/25/34 “	131,041	129,382
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/35 “ §	817,188	797,603
4.750% due 10/25/35 “ §	241,725	238,503
Bear Stearns Alt-A Trust
5.395% due 05/25/35 “ §	129,448	129,645
5.840% due 10/25/36 “ §	200,000	200,156
Citigroup Mortgage Loan Trust Inc
4.700% due 12/25/35 “ §	276,531	272,117
Countrywide Home Loan Mortgage
Pass-Through Trust
5.650% due 03/25/35 “ §	110,440	110,970
5.670% due 06/25/35 ~ “ §	370,040	369,714
CS First Boston Mortgage Securities Corp
5.607% due 03/25/32 ~ “ §	35,102	35,113
5.660% due 03/25/32 ~ “ §	30,403	30,436
6.000% due 11/25/35 “	321,814	324,452
Fannie Mae
4.000% due 08/25/09 “	32,951	32,856
6.625% due 11/25/23 “ §	772,706	787,313
Freddie Mac
2.750% due 02/15/12 “	20,862	20,832
4.000% due 06/15/22-10/15/23 “ ±	2,043,020	2,010,486
5.000% due 09/15/16-05/15/19 “ ±	200,622	200,200
6.250% due 04/15/23 “	57,668	57,804
Freddie Mac Structured Pass-Through Securities
5.632% due 10/25/44 “ §	170,570	172,403
5.832% due 07/25/44 “ §	941,792	954,134
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	125,065	124,480
Harborview Mortgage Loan Trust
5.550% due 05/19/35 “ §	117,189	117,519
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/21 ~ “ §	398,198	398,450
Mellon Residential Funding Corp
5.570% due 06/15/30 “ §	32,844	32,615
MLCC Mortgage Investors Inc
5.710% due 03/15/25 “ §	61,691	61,996
Residential Asset Securitization Trust
5.730% due 05/25/33 “ §	75,128	75,421
Small Business Administration
4.754% due 08/10/14 “	175,387	170,885
Structured Asset Mortgage Investments Inc
5.550% due 05/25/36 “ §	391,231	391,815
Structured Asset Securities Corp
5.000% due 12/25/34 “	281,987	280,032
Washington Mutual Inc
5.106% due 10/25/32 “ §	25,366	25,224
5.427% due 02/27/34 “ §	20,295	20,651
5.590% due 09/25/46 “ §	199,353	199,353
5.600% due 12/25/27 “ §	180,914	180,958
5.640% due 01/25/45 “ §	103,896	104,596
5.650% due 01/25/45 “ §	103,813	104,209
5.963% due 08/25/42 “ §	27,442	27,558
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/34 “ §	387,329	379,101
4.319% due 07/25/35 “ §	400,000	391,305
5.539% due 08/25/36 “ §	193,333	193,205

		10,861,088

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-21

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal Amount	Value

Fannie Mae - 59.19%

3.852% due 10/01/33 “ §	$1,219,711	$1,199,108
4.190% due 11/01/34 “ §	613,937	604,913
4.886% due 12/01/35 “ §	337,839	335,378
5.000% due 08/01/20-11/01/35 “ ±	2,528,668	2,474,398
5.500% due 12/01/14-07/01/36 “ ±	19,353,707	19,090,467
5.500% due 10/15/21 # “	4,000,000	3,931,248
5.632% due 10/01/44 “ §	230,057	231,003
6.000% due 09/01/22-01/01/23 “ ±	247,287	250,869
6.000% due 10/15/36 # “	15,000,000	15,070,320
6.104% due 12/01/36 “ §	48,929	49,281
6.500% due 03/01/17 “	157,360	160,921
6.500% due 10/15/36 # “	6,000,000	6,110,628

		49,508,534

Freddie Mac - 2.84%

4.714% due 06/01/35 “ §	1,160,934	1,172,019
5.367% due 09/01/35 # “ §	477,937	477,936
5.500% due 08/01/07-03/01/23 “ ±	124,313	123,923
5.714% due 04/01/32 “ §	183,328	188,023
5.917% due 11/01/31 “ §	34,230	34,421
6.000% due 12/01/22-03/01/23 “ ±	376,825	382,138

		2,378,460

Total Mortgage-Backed Securities
(Cost $63,066,087)		62,748,082

ASSET-BACKED SECURITIES - 4.09%

Argent Securities Inc
5.376% due 10/25/36 “ §	400,000	400,000
Asset Backed Funding Certificates
5.680% due 06/25/34 “ §	362,302	363,586
Chevy Chase Mortgage Funding Corp
5.580% due 08/25/35 ~ “ §	390,085	390,481
Citibank Credit Card Issuance Trust
5.460% due 03/20/09 “ §	400,000	400,435
DaimlerChrysler Auto Trust
3.750% due 12/08/07 “	3,922	3,923
Lehman XS Trust
5.410% due 07/25/46 “ §	377,823	373,912
Long Beach Mortgage Loan Trust
5.610% due 10/25/34 “ §	279,766	280,111
Morgan Stanley Dean Witter Capital I Inc Trust
5.660% due 07/25/32 “ §	974	985
New Century Home Equity Loan Trust
5.420% due 07/25/35 “ §	10,710	10,717
Saxon Asset Securities Trust
5.382% due 11/25/36 # “ §	400,000	400,000
SBI Heloc Trust
5.496% due 08/25/36 ~ “ §	400,000	400,000
Wells Fargo Home Equity Trust
5.440% due 11/25/35 ~ # “ §	394,540	394,767

Total Asset-Backed Securities
(Cost $3,421,724)		3,418,917

U.S. TREASURY OBLIGATIONS - 2.65%

U.S. Treasury Inflation Protected Securities - 2.65%

0.875% due 04/15/10 ^	1,396,031	1,323,340
3.375% due 01/15/07 ^	899,026	891,511

		2,214,851

Total U.S. Treasury Obligations
(Cost $2,213,998)		2,214,851

FOREIGN GOVERNMENT BONDS,
NOTES, & RIGHTS - 2.18%

Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~		100,000	99,687
Republic of Panama (Panama)
9.625% due 02/08/11		48,000	55,080
Republic of South Africa (South Africa)
9.125% due 05/19/09		25,000	27,219
Spain Letras del Tesoro (Spain)
2.890% due 12/22/06	EUR	1,300,000	1,636,815

	Notional Amount

United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/07 §		$250,000	4,937

Total Foreign Government Bonds, Notes, & Rights
(Cost $1,807,379)			1,823,738

	Principal Amount

MUNICIPAL BONDS - 1.15%

Austin Texas Water & Wastewater System Revenue ‘A’
5.000% due 11/15/29		200,000	209,914
City of Chicago IL ‘1110’
5.990% due 01/01/34 ~ §		100,000	106,584
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33		50,000	55,073
6.750% due 06/01/39		100,000	112,998
New York City Municipal Water Finance Authority ‘1307’
6.060% due 06/15/38 ~ §		50,000	54,659
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35		100,000	101,960
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37		200,000	213,284
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37		100,000	104,915

Total Municipal Bonds
(Cost $893,499)			959,387

	Notional Amount

PURCHASED CALL OPTIONS - 0.49%

2-Year Interest Rate Swap OTC Strike @ $3.96 Exp 07/02/07 (Pay 3-Month EUR LIBOR, Receive 3.960%) Broker: Citigroup	EUR	8,000,000	53,106
2-Year Interest Rate Swap OTC Strike @ $4.73 Exp 02/01/07 (Pay 3-Month LIBOR, Receive 4.730%) Broker: Wachovia		$2,600,000	2,707
2-Year Interest Rate Swap OTC Strike @ $5.00 Exp12/20/07 (Pay 3-Month LIBOR, Receive 5.000%) Broker: Lehman Brothers		4,400,000	31,901

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-22

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Notional Amount		Value

2-Year Interest Rate Swap OTC
Strike @ $5.06 Exp 06/15/07
(Pay 3-Month GBP LIBOR, Receive 5.063%)
Broker: JPMorgan Chase	GBP	3,500,000	$20,655
2-Year Interest Rate Swap OTC
Strike @ $5.08 Exp 04/19/07
(Pay 3-Month LIBOR, Receive 5.080%)
Broker: Royal Bank of Scotland		$5,300,000	27,581
2-Year Interest Rate Swap OTC
Strike @ $5.25 Exp 06/07/07
(Pay 3-Month LIBOR, Receive 5.250%)
Broker: Royal Bank of Scotland		4,000,000	32,004
2-Year Interest Rate Swap OTC
Strike @ $5.25 Exp 07/02/07
(Pay 3-Month LIBOR, Receive 5.250%)
Broker: Royal Bank of Scotland		11,300,000	94,513
2-Year Interest Rate Swap OTC
Strike @ $5.37 Exp 07/02/07
(Pay 3-Month LIBOR, Receive 5.370%)
Broker: Royal Bank of Scotland		7,700,000	76,322
2-Year Interest Rate Swap OTC
Strike @ $5.50 Exp 06/29/07
(Pay 3-Month LIBOR, Receive 5.500%)
Broker: Royal Bank of Scotland		5,300,000	61,946
30-Year Interest Rate Swap OTC
Strike @ $5.75 Exp 04/27/09
(Pay 3-Month LIBOR, Receive 5.750%)
Broker: Lehman Brothers		100,000	9,821

Total Purchased Call Options
(Cost $251,421)			410,556

PURCHASED PUT OPTIONS - 0.00%

30-Year Interest Rate Swap OTC
Strike @ $6.25 Exp 04/27/09
(Receive 3-Month LIBOR, Pay 6.250%)
Broker: Lehman Brothers		100,000	2,638

	Number of Contracts

Eurodollar (12/06) Futures CME
Strike @ $91.75 Exp 12/18/06
Broker: Merrill Lynch		13	81
Eurodollar (06/07) Futures CME
Strike @ $91.25 Exp 06/18/07
Broker: Merrill Lynch		142	887
Eurodollar (09/07) Futures CME
Strike @ $91.25 Exp 09/17/07
Broker: Merrill Lynch		82	513
Eurodollar (09/07) Futures CME
Strike @ $91.50 Exp 09/17/07
Broker: Merrill Lynch		89	556
Eurodollar (12/07) Futures CME
Strike @ $91.75 Exp 12/17/07
Broker: Merrill Lynch		39	244

Total Purchased Put Options
(Cost $10,618)			4,919

	Principal Amount

SHORT-TERM INVESTMENTS - 46.23%

Commercial Paper - 27.76%

Abbey National North America
5.260% due 10/05/06		2,200,000	2,198,714
Bank of America Corp
5.375% due 10/27/06		2,100,000	2,092,242
Barclays U.S. Funding Corp
5.405% due 10/20/06		300,000	299,208
Danske Corp
5.355% due 10/26/06		2,100,000	2,092,595
Dexia LLC DE
5.360% due 10/16/06		2,100,000	2,095,680
DnB NOR ASA (Norway)
5.255% due 12/07/06		500,000	495,178
General Electric Capital Corp
5.250% due 01/16/07		1,100,000	1,083,061
5.350% due 10/26/06		1,300,000	1,295,416
HBOS Treasury Services PLC (United Kingdom)
5.260% due 12/05/06		700,000	693,491
5.370% due 10/25/06		1,000,000	996,621
ING U.S. Funding LLC
5.370% due 10/24/06		2,100,000	2,093,211
Rabobank USA Finance Corp
5.360% due 10/02/06		100,000	99,985
Swedbank AB (Sweden)
5.385% due 10/23/06		2,100,000	2,093,483
Total SA (France)
5.360% due 10/02/06		2,300,000	2,299,658
UBS Finance LLC DE
5.340% due 10/02/06		400,000	399,941
5.355% due 10/24/06		2,100,000	2,093,211
Viacom Inc
5.594% due 05/29/07 §		400,000	400,000
5.600% due 03/22/07 §		400,000	400,005

			23,221,700

Foreign Government Issues - 14.55%

Dutch Treasury Certificates (Netherlands)
2.905% due 10/31/06	EUR	100,000	126,503
French Treasury Bills (France)
2.867% due 12/21/06		2,840,000	3,575,956
2.890% due 11/23/06		700,000	883,661
2.895% due 10/19/06		2,100,000	2,659,079
2.938% due 11/02/06		1,000,000	1,264,757
3.189% due 12/28/06		1,550,000	1,950,271
German Treasury Bills (Germany)
2.704% due 10/18/06		1,350,000	1,709,682

			12,169,909

U.S. Treasury Bills - 0.62%

4.830% due 11/30/06 ‡		$460,000	456,490
4.830% due 12/14/06 ‡		60,000	59,427

			515,917

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value

Money Market Funds - 3.30%

BlackRock Liquidity Funds Institutional TempCash	1,379,861	$1,379,861
BlackRock Liquidity Funds Institutional TempFund	1,379,860	1,379,860

		2,759,721

Total Short-Term Investments
(Cost $38,639,603)		38,667,247

TOTAL INVESTMENTS - 136.18%
(Cost $113,905,370)		113,901,361

OTHER ASSETS & LIABILITIES, NET - (36.18%)		(30,261,678)

NET ASSETS - 100.00%		$83,639,683

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	75.02%
Short-Term Investments	46.23%
Corporate Bonds & Notes	4.37%
Asset-Backed Securities	4.09%
U.S. Treasury Obligations	2.65%
Foreign Government Bonds, Notes, & Rights	2.18%
Municipal Bonds	1.15%
Purchased Options	0.49%

136.18%
Other Assets & Liabilities, Net	(36.18%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $515,917 were segregated with the broker(s) to cover margin requirements for the following open futures contracts as of September 30, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Appreciation

Euro-Bund 10-Year Notes (12/06)	22	EUR	2,200,000	$17,854
Eurodollar (03/07)	29		$29,000,000	29,363
Eurodollar (06/07)	145		145,000,000	84,100
Eurodollar (09/07)	101		101,000,000	78,575
Eurodollar (12/07)	105		105,000,000	103,762
Eurodollar (06/08)	41		41,000,000	27,038
United Kingdom 90-day LIBOR Sterling
Interest Rate (09/07)	16	GBP	8,000,000	7,115
United Kingdom 90-day LIBOR Sterling
Interest Rate (12/07)	46		23,000,000	12,919
U.S. Treasury 10-Year Notes (12/06)	48		$4,800,000	45,734
U.S. Treasury 30-Year Bonds (12/06)	11		1,100,000	25,867

				$432,327

(d) Investments sold short outstanding as of September 30, 2006:

Type	Principal Amount	Value

Fannie Mae
5.000% due 10/12/36 # “	$300,000	$288,375
5.500% due 10/12/36 # “	3,500,000	3,448,592
U.S. Treasury Notes
4.500% due 02/15/15 #	400,000	396,110

Total Investments sold short
(Proceeds $4,138,737)		$4,133,077

(e) Forward foreign currency contracts outstanding as of September 30, 2006 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Buy	CNY	8,902,105	05/07	($9,861)
Sell	EUR	10,202,000	10/06	28,916
Sell	GBP	207,000	10/06	4,404
Buy	JPY	51,229,935	10/06	(986)
Buy	JPY	231,859,000	11/06	(62,116)

				($39,643)

(f) Transactions in written options for the period ended September 30, 2006 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2006	6,600,000	$50,404
Call Options Written	20,400,018	249,530
Put Options Written	30	13,778
Call Options Expired	(4,700,018)	(47,450)
Put Options Expired	(800,018)	(10,693)

Outstanding, September 30, 2006	21,500,012	$255,569

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

(g) Premiums received and value of written options outstanding as of September 30, 2006:

Counterparty	Type	Pay/Receive Floating Rate Based on 6-Month EUR-LIBOR	Exercise Rate	Expiration Date	Notional Amount		Premium	Value

Citigroup	Call - OTC 5-Year Interest Rate Swap	Receive	4.100%	07/02/07	EUR	3,500,000	$44,256	$69,573

		6-Month GBP-LIBOR

JPMorgan Chase	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	06/15/07	GBP	1,000,000	15,134	18,921

		3-Month USD-LIBOR

Wachovia	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	02/01/07		$1,100,000	9,020	2,941
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.220%	04/19/07		2,300,000	18,173	31,936
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07		2,000,000	20,340	37,006
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.600%	06/29/07		2,300,000	25,415	62,410
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.370%	07/02/07		4,900,000	59,325	97,608
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.500%	07/02/07		2,500,000	28,808	73,387
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.150%	12/20/07		1,900,000	27,450	32,187

			Strike Price			Number of Contracts

Merrill Lynch	Put - CBOT U.S. Treasury 20-Year Futures		$104.00	11/21/06		12	7,648	188

							$255,569	$426,157

(h) Credit default swaps outstanding as of September 30, 2006:

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Merrill Lynch	Russian Federation 5.000% due 03/31/30	Sell	0.610%		03/20/07	$100,000	$175
Goldman Sachs	Russian Federation 5.000% due 03/31/30	Sell	0.700%		03/20/07	100,000	217
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%	)	12/20/08	100,000	(212)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%	)	12/20/08	100,000	(127)
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%	)	12/20/08	100,000	(212)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%	)	12/20/08	100,000	(276)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%	)	12/20/08	100,000	(318)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%	)	12/20/08	100,000	(127)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%	)	12/20/08	100,000	(361)
Citigroup	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%	)	12/20/08	100,000	(446)
Barclays	FedEx Corp 7.250% due 10/15/12	Buy	(0.290%	)	12/20/08	100,000	(467)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%	)	12/20/08	100,000	(446)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%	)	12/20/08	100,000	(530)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%		06/20/10	400,000	30,105
Lehman Brothers	Republic of Turkey 11.875% due 01/15/30	Buy	(2.260%	)	09/20/10	100,000	(1,784)

							$25,191

(1)	If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Interest rate swaps outstanding as of September 30, 2006:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation (Depreciation)

UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$11,300,000	$37,929
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/20/11		300,000	4,880
Citigroup	3-Month USD-LIBOR	Pay	5.000%	12/20/11		900,000	16,724
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/20/11		900,000	14,407
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	12/20/11		4,700,000	75,236
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/20/13		2,600,000	53,779
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR	1,000,000	(25,267)
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		200,000	(5,863)
HSBC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		2,500,000	(73,286)
Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP	200,000	925
Goldman Sachs	6-Month GBP-LIBOR	Pay	5.000%	09/15/15		300,000	1,841

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation (Depreciation)

Barclays	3-Month USD-LIBOR	Receive	5.000%	12/20/16		$100,000	($2,976)
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/20/16		2,100,000	(62,299)
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	12/20/16		200,000	(5,933)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/20/21		400,000	18,508
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/34	EUR	1,000,000	61,349
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP	1,000,000	734
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35		$1,800,000	(21,585)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/20/36		200,000	11,875

							$100,978

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments
September 30, 2006 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 1.65%

Consumer Discretionary - 0.15%

CSC Holdings Inc
7.875% due 12/15/07	$100,000	$101,750

Financial Services - 1.14%

Ford Motor Credit Co
7.875% due 06/15/10	500,000	487,321
General Electric Capital Corp
5.430% due 12/12/08 §	100,000	100,133
Rabobank Nederland (Netherlands)
5.527% due 01/15/09 ~ §	100,000	100,069
Travelers Property Casualty Corp
3.750% due 03/15/08	100,000	97,832

		785,355

Integrated Oils - 0.36%

Pemex Project Funding Master Trust
9.250% due 03/30/18	200,000	247,300

Total Corporate Bonds & Notes
(Cost $1,124,767)		1,134,405

MORTGAGE-BACKED SECURITIES - 6.94%

Collateralized Mortgage Obligations - 0.35%

Countrywide Home Loan Mortgage
Pass-Through Trust
5.670% due 06/25/35 ~ “ §	74,008	73,943
GSR Mortgage Loan Trust
4.540% due 09/25/35 “ §	169,756	167,559

		241,502

Fannie Mae - 6.59%

5.500% due 10/01/35 “	93,743	92,431
5.500% due 10/12/36 # “	4,200,000	4,138,310
6.000% due 10/12/36 # “	300,000	301,406

		4,532,147

Total Mortgage-Backed Securities
(Cost $4,759,412)		4,773,649

ASSET-BACKED SECURITIES - 0.24%

Freddie Mac Structured Pass-Through Securities
5.610% due 09/25/31 “ §	7,059	7,065
Lehman XS Trust
5.410% due 07/25/46 “ §	94,456	93,478
Merrill Lynch Mortgage Investors Inc
5.410% due 01/25/37 “ §	62,178	62,220

Total Asset-Backed Securities
(Cost $163,695)		162,763

U.S. TREASURY OBLIGATIONS - 105.63%

U.S. Treasury Bonds - 0.88%

4.500% due 02/15/36	500,000	479,258
6.625% due 02/15/27	100,000	123,000

		602,258

U.S. Treasury Inflation Protected Securities - 104.61%

0.875% due 04/15/10 ^	4,832,415	4,580,791
1.625% due 01/15/15 ^	3,302,864	3,142,626
1.875% due 07/15/13 ^	1,218,437	1,187,263
1.875% due 07/15/15 # ^	9,326,755	9,044,056
2.000% due 01/15/14 # ^	3,695,586	3,628,559
2.000% due 01/15/16 ^	2,972,500	2,905,155
2.000% due 01/15/26 ^	3,485,000	3,343,425
2.375% due 04/15/11 ^	204,992	205,272
2.375% due 01/15/25 ^	6,400,130	6,505,137
2.500% due 07/15/16 ^	2,216,214	2,261,232
3.000% due 07/15/12 ^	3,649,023	3,787,146
3.375% due 01/15/07 ^	2,824,932	2,801,318
3.375% due 04/15/32 ^	286,535	355,875
3.500% due 01/15/11 ^	3,974,226	4,163,936
3.625% due 01/15/08 # ^	7,569,780	7,630,902
3.625% due 04/15/28 ^	1,974,777	2,447,877
3.875% due 01/15/09 ^	1,612,637	1,659,442
3.875% due 04/15/29 ^	7,239,492	9,356,479
4.250% due 01/15/10 ^	2,781,137	2,942,357

		71,948,848

U.S. Treasury Notes - 0.14%

4.500% due 02/28/11	100,000	99,657

Total U.S. Treasury Obligations
(Cost $73,279,416)		72,650,763

MUNICIPAL BONDS - 0.15%

Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23	100,000	105,624

Total Municipal Bonds
(Cost $89,283)		105,624

	Notional
	Amount

PURCHASED CALL OPTIONS - 0.05%

2-Year Interest Rate Swap OTC Strike @ $5.25 Exp 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Royal Bank of Scotland	3,000,000	24,003
2-Year Interest Rate Swap OTC Strike @ $5.25 Exp 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Wachovia	1,000,000	8,001

Total Purchased Call Options
(Cost $16,880)		32,004

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-27

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount		Value

SHORT-TERM INVESTMENTS - 21.05%

Commercial Paper - 4.80%

Rabobank USA Finance Corp
5.270% due 10/02/06		$1,800,000	$1,799,736
Total SA (France)
5.360% due 10/02/06		1,500,000	1,499,777

			3,299,513

Foreign Government Issues - 15.49%

Dutch Treasury Certificates (Netherlands)
3.036% due 10/31/06	EUR	2,840,000	3,592,702
French Treasury Bills (France)
2.785% due 10/12/06		1,380,000	1,748,480
2.952% due 12/07/06		910,000	1,147,386
3.030% due 11/16/06		1,200,000	1,515,882
German Treasury Bills (Germany)
2.939% due 12/13/06		2,100,000	2,646,350

			10,650,800

U.S. Treasury Bills - 0.16%

4.810% due 12/14/06 ‡		$115,000	113,903

	Shares

Money Market Funds - 0.60%

BlackRock Liquidity Funds Institutional TempCash		205,452	205,452
BlackRock Liquidity Funds Institutional TempFund		205,451	205,451

			410,903

Total Short-Term Investments
(Cost $14,476,082)			14,475,119

TOTAL INVESTMENTS - 135.71%
(Cost $93,909,535)			93,334,327

OTHER ASSETS & LIABILITIES, NET - (35.71%)			(24,558,485)

NET ASSETS - 100.00%			$68,775,842

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	105.63%
Short-Term Investments	21.05%
Mortgage-Backed Securities	6.94%
Corporate Bonds & Notes	1.65%
Asset-Backed Securities	0.24%
Municipal Bonds	0.15%
Purchased Call Options	0.05%

135.71%
Other Assets & Liabilities, Net	(35.71%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $113,903 were segregated with the broker(s) to cover margin requirements for the following open futures contracts as of September 30, 2006:

				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

Euro-Bund 10-Year Notes (12/06)	5	EUR	500,000	$3,994
Eurodollar (09/07)	2		$2,000,000	125
Eurodollar (12/07)	1		1,000,000	325
U.S. Treasury 5-Year Notes (12/06)	65		6,500,000	42,656
U.S. Treasury 10-Year Notes (12/06)	18		1,800,000	19,688

Short Futures Outstanding

U.S. Treasury 30-Year Bonds (12/06)	38		3,800,000	(68,875)

				($2,087)

(d) Investment sold short outstanding as of September 30, 2006:

	Principal
Type	Amount	Value

U.S. Treasury Notes
4.250% due 11/15/13 #	$600,000	$587,086

Total Investments sold short
(Proceeds $582,672)		$587,086

(e) Forward foreign currency contracts outstanding as of September 30, 2006 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	EUR	7,614,000	10/06	$22,248
Buy	JPY	236,297,000	11/06	(63,305)

				($41,057)

(f) Transactions in written options for the period ended September 30, 2006 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2006	11	$8,011
Call Options Written	3,000,075	31,123
Put Options Written	3,400,075	34,922
Call Options Expired	(78)	(12,137)
Put Options Expired	(1,400,083)	(23,424)

Outstanding, September 30, 2006	5,000,000	$38,495

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-28

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued) September 30, 2006 (Unaudited)

(g) Premiums received and value of written options outstanding as of September 30, 2006:

		Pay/Receive
		Floating Rate
		Based on
		3-Month	Exercise	Expiration	Notional
Counterparty	Type	USD-LIBOR	Rate	Date	Amount	Premium	Value

Barclays	Call - OTC 10-Year Interest Rate Swap	Receive	5.300%	01/02/07	$2,000,000	$10,400	$33,712
Barclays	Put - OTC 10-Year Interest Rate Swap	Pay	5.900%	01/02/07	1,000,000	11,350	300
Barclays	Put - OTC 10-Year Interest Rate Swap	Pay	6.100%	01/02/07	1,000,000	6,575	78
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	1,000,000	10,170	18,503

						$38,495	$52,593

(h) Credit default swap outstanding as of September 30, 2006:

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation

Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.350%	06/20/07	$500,000	$9,861

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Interest rate swaps outstanding as of September 30, 2006:

							Unrealized
		Pay/Receive	Fixed	Expiration	Notional		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount		(Depreciation)

Barclays	3-Month USD-LIBOR	Pay	5.000%	12/20/08		$12,300,000	$115,088
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	12/20/08		2,800,000	26,199
UBS	3-Month USD-LIBOR	Pay	5.000%	12/20/08		600,000	5,617
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	GBP	1,200,000	6,460
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$12,000,000	40,114
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	EUR	500,000	4,306
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10		100,000	1,082
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.261%	07/14/11		500,000	—
JPMorgan Chase	France CPI Excluding Tobacco	Receive	2.028%	10/15/11		200,000	—
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11		300,000	—
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	12/20/11		$200,000	(3,202)
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/20/13		300,000	(6,175)
Goldman Sachs	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	EUR	500,000	28,567
UBS	Eurostat Eurozone HICP Excluding Tobacco	Receive	2.275%	10/15/16		200,000	—
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16		200,000	94
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/20/16		$4,100,000	(121,631)
JPMorgan Chase	3-Month USD-LIBOR	Receive	5.000%	12/20/16		300,000	(8,867)
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	GBP	200,000	10,953

							$98,605

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-29

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
Schedule of Investments
September 30, 2006 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 102.83%

Certificates of Deposit - 6.55%

Royal Bank of Canada NY
5.310% due 10/23/06	$500,000	$500,008
Wells Fargo Bank NA
5.270% due 10/27/06	500,000	500,000

		1,000,008

Commercial Paper - 65.51%

Air Products & Chemicals Inc
5.210% due 10/10/06	500,000	499,349
Bank of America Corp
5.320% due 10/10/06	750,000	749,002
BMW U.S. Capital LLC
5.210% due 10/02/06	375,000	374,946
Cintas Corp
5.240% due 10/05/06	250,000	249,854
Coca-Cola Enterprises Inc
5.230% due 10/13/06	500,000	499,128
Emerson Electric Co
5.210% due 10/03/06	500,000	499,855
General Electric Capital Corp
5.220% due 10/11/06	595,000	594,137
Illinois Tool Works Inc
5.220% due 10/04/06	370,000	369,839
5.220% due 10/12/06	205,000	204,673
Kimberly-Clark Worldwide Inc
5.250% due 10/16/06	525,000	523,852
Lowe’s Cos Inc
5.280% due 10/16/06	511,000	509,876
National Rural Utilities Cooperative Finance Corp
5.250% due 10/26/06	600,000	597,813
Nestle Capital Corp
5.210% due 10/03/06	395,000	394,886
New York Life Capital Corp
5.250% due 10/11/06	460,000	459,329
Parker-Hannifin Corp
5.250% due 10/06/06	500,000	499,635
Pitney Bowes Inc
5.210% due 10/02/06	480,000	479,931
5.330% due 10/02/06	250,000	249,963
Societe Generale North America Inc
5.240% due 10/04/06	500,000	499,782
Target Corp
5.200% due 10/10/06	500,000	499,350
The Stanley Works
5.230% due 10/11/06	425,000	424,383
UBS Finance LLC DE
5.250% due 10/05/06	500,000	499,708
Wal-Mart Stores Inc
5.230% due 10/17/06	330,000	329,233

		10,008,524

Corporate Notes - 6.55%

American Honda Finance Corp
5.440% due 11/07/06 ~ §	500,000	500,000
The Royal Bank of Scotland Group PLC (United Kingdom)
5.410% due 11/24/06 ~ §	500,000	500,065

		1,000,065

U.S. Government Agency Issues - 24.22%

Federal Home Loan Bank
5.000% due 03/06/07 §	200,000	200,000
5.000% due 05/01/07 §	500,000	500,000
5.050% due 03/05/07 §	200,000	200,000
5.100% due 05/01/07 §	500,000	500,000
5.250% due 10/20/06	250,000	250,000
5.250% due 11/15/06	250,000	250,000
5.350% due 08/27/07 §	1,800,000	1,800,000

		3,700,000

Total Short-Term Investments
(Amortized Cost $15,708,597)		15,708,597

TOTAL INVESTMENTS - 102.83%
(Amortized Cost $15,708,597)		15,708,597

OTHER ASSETS & LIABILITIES, NET - (2.83%)		(431,661)

NET ASSETS - 100.00%		$15,276,936

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	65.51%
U.S. Government Agency Issues	24.22%
Certificates of Deposit	6.55%
Corporate Notes	6.55%

102.83%
Other Assets & Liabilities, Net	(2.83%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-30

PACIFIC FUNDS PF SALOMON BROTHERS LARGE-CAP VALUE FUND Schedule of Investments September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.73%

Consumer Discretionary - 17.01%

EchoStar Communications Corp ‘A’ *	14,900	$487,826
Kimberly-Clark Corp	12,300	803,928
Liberty Media Holding Corp - Capital ‘A’ *	3,150	263,246
Liberty Media Holding Corp - Interactive ‘A’ *	14,500	295,510
McDonald’s Corp	24,600	962,352
Newell Rubbermaid Inc	20,700	586,224
News Corp ‘B’	59,500	1,228,080
Target Corp	9,300	513,825
The Home Depot Inc	24,000	870,480
Time Warner Inc	44,300	807,589
Wal-Mart Stores Inc	20,500	1,011,060

		7,830,120

Consumer Staples - 4.86%

Altria Group Inc	19,900	1,523,345
The Kroger Co	30,800	712,712

		2,236,057

Energy - 0.31%

Halliburton Co	5,000	142,250

Financial Services - 30.73%

Aflac Inc	11,900	544,544
American Express Co	17,900	1,003,832
American International Group Inc	12,900	854,754
Bank of America Corp	18,900	1,012,473
Capital One Financial Corp	15,300	1,203,498
Freddie Mac	12,200	809,226
Golden West Financial Corp	11,000	849,750
JPMorgan Chase & Co	24,000	1,127,040
Loews Corp	25,400	962,660
Marsh & McLennan Cos Inc	24,700	695,305
Merrill Lynch & Co Inc	16,300	1,274,986
The Bank of New York Co Inc	13,600	479,536
The Chubb Corp	14,580	757,577
The Goldman Sachs Group Inc	3,700	625,929
The St. Paul Travelers Cos Inc	15,200	712,728
Wachovia Corp	7,200	401,760
Wells Fargo & Co	23,000	832,140

		14,147,738

Health Care - 8.59%

Abbott Laboratories	13,300	645,848
Johnson & Johnson	7,300	474,062
Novartis AG ADR (Switzerland)	13,000	759,720
Sanofi-Aventis ADR (France)	11,300	502,511
UnitedHealth Group Inc	14,900	733,080
WellPoint Inc *	10,900	839,845

		3,955,066

Integrated Oils - 6.11%

GlobalSantaFe Corp (Cayman)	12,200	609,878
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	6,900	456,090
Suncor Energy Inc (Canada)	6,600	475,530
Total SA ADR (France)	19,300	1,272,642

		2,814,140

Materials & Processing - 4.87%

Air Products & Chemicals Inc	6,900	457,953
Avery Dennison Corp	9,600	577,632
E.I. du Pont de Nemours & Co	18,100	775,404
Masco Corp	15,800	433,236

		2,244,225

Multi-Industry - 1.73%

Textron Inc	9,100	796,250

Producer Durables - 4.14%

Parker-Hannifin Corp	5,940	461,716
The Boeing Co	8,500	670,225
United Technologies Corp	12,200	772,870

		1,904,811

Technology - 4.72%

International Business Machines Corp	6,100	499,834
Microsoft Corp	17,400	475,542
Nokia OYJ ADR (Finland)	35,200	693,088
Raytheon Co	10,500	504,105

		2,172,569

Utilities - 10.66%

Alltel Corp	14,600	810,300
AT&T Inc	33,747	1,098,802
Embarq Corp	11,475	555,046
Sempra Energy	24,500	1,231,125
SES GLOBAL SA FDR + (Luxembourg)	10,700	160,569
Sprint Nextel Corp	61,401	1,053,027

		4,908,869

Total Common Stocks (Cost $36,319,593)		43,152,095

SHORT-TERM INVESTMENT - 4.58%

Money Market Fund - 4.58%

BlackRock Liquidity Funds Institutional TempFund	2,110,139	2,110,139

Total Short-Term Investment (Cost $2,110,139)		2,110,139

TOTAL INVESTMENTS - 98.31% (Cost $38,429,732)		45,262,234

OTHER ASSETS & LIABILITIES, NET - 1.69%		779,355

NET ASSETS - 100.00%		$46,041,589

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-31

PACIFIC FUNDS PF SALOMON BROTHERS LARGE-CAP VALUE FUND Schedule of Investments (Continued) September 30, 2006 (Unaudited)

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	30.73%
Consumer Discretionary	17.01%
Utilities	10.66%
Health Care	8.59%
Integrated Oils	6.11%
Materials & Processing	4.87%
Consumer Staples	4.86%
Technology	4.72%
Short-Term Investment	4.58%
Producer Durables	4.14%
Multi-Industry	1.73%
Energy	0.31%

98.31%
Other Assets & Liabilities, Net	1.69%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-32

PACIFIC FUNDS PF VAN KAMPEN COMSTOCK FUND Schedule of Investments September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.85%

Autos & Transportation - 0.34%

Southwest Airlines Co	13,100	$218,246

Consumer Discretionary - 14.26%

Clear Channel Communications Inc	38,953	1,123,794
Federated Department Stores Inc	6,568	283,803
Gannett Co Inc	4,800	272,784
Kimberly-Clark Corp	20,200	1,320,272
Liberty Media Holding Corp - Capital ‘A’ *	5,475	457,546
Liberty Media Holding Corp - Interactive ‘A’ *	31,375	639,423
Lowe’s Cos Inc	5,900	165,554
News Corp ‘B’	27,600	569,664
The Walt Disney Co	23,300	720,203
Time Warner Inc	69,100	1,259,693
Viacom Inc ‘B’ *	25,650	953,667
Wal-Mart Stores Inc	29,600	1,459,872

		9,226,275

Consumer Staples - 7.81%

Altria Group Inc	11,800	903,290
Anheuser-Busch Cos Inc	8,990	427,115
Cadbury Schweppes PLC ADR (United Kingdom)	8,400	359,268
Kraft Foods Inc ‘A’	29,100	1,037,706
The Coca-Cola Co	25,800	1,152,744
Unilever NV ‘NY’ (Netherlands)	47,700	1,170,558

		5,050,681

Financial Services - 28.11%

Aflac Inc	7,400	338,624
American International Group Inc	9,700	642,722
Bank of America Corp	41,200	2,207,084
Barclays PLC ADR (United Kingdom)	3,100	157,387
Berkshire Hathaway Inc ‘B’ *	105	333,270
Citigroup Inc	49,300	2,448,731
Fannie Mae	5,900	329,869
First Data Corp	9,900	415,800
Freddie Mac	39,400	2,613,402
Genworth Financial Inc ‘A’	5,100	178,551
JPMorgan Chase & Co	17,200	807,712
Merrill Lynch & Co Inc	9,200	719,624
MetLife Inc	7,500	425,100
SunTrust Banks Inc	3,000	231,840
The Bank of New York Co Inc	22,100	779,246
The Chubb Corp	18,080	939,437
The Hartford Financial Services Group Inc	2,800	242,900
The PNC Financial Services Group Inc	9,400	680,936
The St. Paul Travelers Cos Inc	13,086	613,602
Torchmark Corp	5,500	347,105
U.S. Bancorp	8,300	275,726
Wachovia Corp	23,956	1,336,745
Wells Fargo & Co	31,200	1,128,816

		18,194,229

Health Care - 17.81%

Abbott Laboratories	17,300	840,088
Boston Scientific Corp *	26,500	391,935
Bristol-Myers Squibb Co	61,700	1,537,564
Cardinal Health Inc	8,900	585,086
Eli Lilly & Co	14,500	826,500
GlaxoSmithKline PLC ADR (United Kingdom)	33,700	1,793,851
Pfizer Inc	46,100	1,307,396
Roche Holding AG ADR (Switzerland)	13,500	1,163,803
Sanofi-Aventis ADR (France)	13,100	582,557
Schering-Plough Corp	58,500	1,292,265
Wyeth	23,700	1,204,908

		11,525,953

Integrated Oils - 0.59%

Total SA ADR (France)	5,800	382,452

Materials & Processing - 8.95%

Alcoa Inc	47,900	1,343,116
E.I. du Pont de Nemours & Co	37,900	1,623,636
International Paper Co	66,458	2,301,440
Rohm & Haas Co	9,800	464,030
The Dow Chemical Co	1,600	62,368

		5,794,590

Multi-Industry - 0.60%

General Electric Co	11,000	388,300

Producer Durables - 0.48%

KLA-Tencor Corp	7,000	311,290

Technology - 5.35%

Affiliated Computer Services Inc ‘A’ *	3,321	172,227
Cisco Systems Inc *	15,200	349,600
Dell Inc *	33,400	762,856
Hewlett-Packard Co	6,700	245,823
Intel Corp	42,700	878,339
International Business Machines Corp	5,700	467,058
McAfee Inc *	10,100	247,046
Microsoft Corp	12,500	341,625

		3,464,574

Utilities - 11.55%

American Electric Power Co Inc	11,500	418,255
AT&T Inc	61,200	1,992,672
Comcast Corp ‘A’ *	38,500	1,418,725
Embarq Corp	2,485	120,199
FirstEnergy Corp	2,200	122,892
Sprint Nextel Corp	61,800	1,059,870
Verizon Communications Inc	63,100	2,342,903

		7,475,516

Total Common Stocks (Cost $55,695,304)		62,032,106

	Principal Amount

SHORT-TERM INVESTMENTS - 5.26%

U.S. Government Agency Issue - 5.10%

Federal Home Loan Bank 4.750% due 10/02/06	$3,300,000	3,299,565

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-33

PACIFIC FUNDS PF VAN KAMPEN COMSTOCK FUND Schedule of Investments (Continued) September 30, 2006 (Unaudited)

	Shares	Value

Money Market Funds - 0.16%

BlackRock Liquidity Funds Institutional TempCash	51,418	$51,418
BlackRock Liquidity Funds Institutional TempFund	51,417	51,417

		102,835

Total Short-Term Investments (Cost $3,402,400)		3,402,400

TOTAL INVESTMENTS - 101.11% (Cost $59,097,704)		65,434,506

OTHER ASSETS & LIABILITIES, NET - (1.11%)		(718,634)

NET ASSETS - 100.00%		$64,715,872

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	28.11%
Health Care	17.81%
Consumer Discretionary	14.26%
Utilities	11.55%
Materials & Processing	8.95%
Consumer Staples	7.81%
Technology	5.35%
Short-Term Investments	5.26%
Multi-Industry	0.60%
Integrated Oils	0.59%
Producer Durables	0.48%
Autos & Transportation	0.34%

101.11%
Other Assets & Liabilities, Net	(1.11%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-34

PACIFIC FUNDS PF VAN KAMPEN MID-CAP GROWTH FUND Schedule of Investments September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.32%

Autos & Transportation - 5.66%

C.H. Robinson Worldwide Inc	30,272	$1,349,526
Expeditors International of Washington Inc	34,861	1,554,103

		2,903,629

Consumer Discretionary - 42.38%

Abercrombie & Fitch Co ‘A’	23,163	1,609,365
Activision Inc *	85,505	1,291,125
Amazon.com Inc *	38,314	1,230,646
Apollo Group Inc ‘A’ *	19,866	978,202
Baidu.com Inc ADR * (Cayman)	2,990	261,745
Choice Hotels International Inc	16,811	687,570
ChoicePoint Inc *	22,193	794,509
Coach Inc *	44,207	1,520,721
Expedia Inc *	34,681	543,798
Focus Media Holding Ltd ADR * (Cayman)	8,738	506,105
Grupo Televisa SA ADR (Mexico)	52,646	1,119,254
InterContinental Hotels Group PLC ADR (United Kingdom)	56,652	999,341
International Game Technology	19,488	808,752
Iron Mountain Inc *	34,785	1,493,668
ITT Educational Services Inc *	11,447	758,936
Lamar Advertising Co ‘A’ *	13,916	743,253
Monster Worldwide Inc *	36,630	1,325,640
Station Casinos Inc	9,072	524,634
The Cheesecake Factory Inc *	19,649	534,256
The Corporate Executive Board Co	21,687	1,949,878
Weight Watchers International Inc	12,426	550,969
Wendy’s International Inc	11,842	793,414
Wynn Resorts Ltd *	10,761	731,856

		21,757,637

Consumer Staples - 4.06%

Loews Corp-Carolina Group	24,866	1,377,328
Wm. Wrigley Jr. Co	15,330	706,100

		2,083,428

Energy - 1.71%

Southwestern Energy Co *	29,402	878,238

Financial Services - 10.44%

Brookfield Asset Management Inc ‘A’ (Canada)	27,146	1,203,654
Brown & Brown Inc	16,673	509,527
Calamos Asset Management Inc ‘A’	35,239	1,033,207
CB Richard Ellis Group Inc ‘A’ *	30,154	741,788
Chicago Mercantile Exchange Holdings Inc	1,462	699,202
Janus Capital Group Inc	23,650	466,378
Leucadia National Corp	27,051	707,925

		5,361,681

Health Care - 8.18%

Dade Behring Holdings Inc	36,984	1,485,277
Gen-Probe Inc *	19,445	911,776
Stericycle Inc *	18,977	1,324,405
Techne Corp *	9,342	475,134

		4,196,592

Integrated Oils - 4.77%

Ultra Petroleum Corp * (Canada)	50,848	2,446,297

Materials & Processing - 3.17%

Florida Rock Industries Inc	13,835	535,553
MeadWestvaco Corp	18,168	481,634
The St. Joe Co	11,073	607,575

		1,624,762

Producer Durables - 7.24%

Crown Castle International Corp *	35,650	1,256,306
Desarrolladora Homex SA de CV ADR * (Mexico)	21,072	795,679
M.D.C. Holdings Inc	8,514	395,475
NVR Inc *	1,022	546,770
Pentair Inc	27,671	724,703

		3,718,933

Technology - 5.41%

Akamai Technologies Inc *	30,197	1,509,548
Marvell Technology Group Ltd * (Bermuda)	31,441	609,012
Tessera Technologies Inc *	18,920	658,038

		2,776,598

Utilities - 4.30%

NII Holdings Inc *	26,509	1,647,800
Questar Corp	6,859	560,860

		2,208,660

Total Common Stocks (Cost $42,591,255)		49,956,455

	Principal Amount

SHORT-TERM INVESTMENTS - 2.24%

U.S. Government Agency Issue - 2.23%

Federal Home Loan Bank 4.750% due 10/02/06	$1,145,000	1,144,849

	Shares

Money Market Fund - 0.01%

BlackRock Liquidity Funds Institutional TempCash	4,759	4,759

Total Short-Term Investments (Cost $1,149,608)		1,149,608

TOTAL INVESTMENTS - 99.56% (Cost $43,740,863)		51,106,063

OTHER ASSETS & LIABILITIES, NET - 0.44%		227,762

NET ASSETS - 100.00%		$51,333,825

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-35

PACIFIC FUNDS PF VAN KAMPEN MID-CAP GROWTH FUND Schedule of Investments (Continued) September 30, 2006 (Unaudited)

Notes to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	42.38%
Financial Services	10.44%
Health Care	8.18%
Producer Durables	7.24%
Autos & Transportation	5.66%
Technology	5.41%
Integrated Oils	4.77%
Utilities	4.30%
Consumer Staples	4.06%
Materials & Processing	3.17%
Short-Term Investments	2.24%
Energy	1.71%

99.56%
Other Assets & Liabilities, Net	0.44%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-36

PACIFIC FUNDS PF VAN KAMPEN REAL ESTATE FUND Schedule of Investments September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.44%

Consumer Discretionary - 9.99%

Gaylord Entertainment Co *	1,006	$44,113
Hilton Hotels Corp	31,530	878,110
Morgans Hotel Group Co *	14,330	179,125
Starwood Hotels & Resorts Worldwide Inc	23,735	1,357,405

		2,458,753

Financial Services - 81.89%

Acadia Realty Trust REIT	4,070	103,785
AMB Property Corp REIT	8,445	465,404
American Campus Communities Inc REIT	3,280	83,673
Archstone-Smith Trust REIT	14,185	772,231
AvalonBay Communities Inc REIT	8,146	980,778
Boston Properties Inc REIT	13,679	1,413,588
Brandywine Realty Trust REIT	16,948	551,657
BRE Properties Inc ‘A’ REIT	5,295	316,270
Brookfield Properties Corp (Canada)	31,942	1,128,191
Cedar Shopping Centers Inc REIT	1,900	30,723
CentraCore Properties Trust REIT	4,228	134,239
Cogdell Spencer Inc REIT	1,850	38,388
Equity Lifestyle Properties Inc REIT	7,180	328,198
Equity Office Properties Trust REIT	28,865	1,147,672
Equity Residential REIT	26,706	1,350,789
Essex Property Trust Inc REIT	3,873	470,182
Federal Realty Investment Trust REIT	8,528	633,630
General Growth Properties Inc REIT	11,084	528,153
Heritage Property Investment Trust Inc REIT	265	9,662
Hersha Hospitality Trust REIT	4,891	46,954
Host Hotels & Resorts Inc REIT	50,105	1,148,908
Legacy Hotels REIT (Canada)	24,300	209,223
Liberty Property Trust REIT	5,415	258,783
Mack-Cali Realty Corp REIT	12,021	622,688
Plum Creek Timber Co Inc REIT	6,010	204,580
Post Properties Inc REIT	9,861	468,595
ProLogis REIT	5,862	334,486
Public Storage Inc REIT	13,668	1,175,272
Ramco-Gershenson Properties Trust REIT	800	25,560
Reckson Associates Realty Corp REIT	545	23,326
Regency Centers Corp REIT	10,470	719,917
Republic Property Trust REIT	5,910	65,128
Senior Housing Properties Trust REIT	13,740	293,212
Simon Property Group Inc REIT	24,945	2,260,516
SL Green Realty Corp REIT	1,625	181,513
Taubman Centers Inc REIT	1,864	82,799
The Macerich Co REIT	9,085	693,731
Universal Health Realty Income Trust REIT	3,000	107,550
Vornado Realty Trust REIT	6,615	721,035
Windrose Medical Properties Trust REIT	1,430	25,282

		20,156,271

Health Care - 1.64%

Sunrise Senior Living REIT (Canada)	23,630	217,159
Tenet Healthcare Corp *	23,020	187,383

		404,542

Materials & Processing - 1.92%

Brookfield Homes Corp	5,396	151,951
Forest City Enterprises Inc ‘A’	5,885	319,556

		471,507

Total Common Stocks (Cost $17,511,694)		23,491,073

SHORT-TERM INVESTMENTS - 4.73%

Money Market Funds - 4.73%

BlackRock Liquidity Funds Institutional TempCash	55,186	55,186
BlackRock Liquidity Funds Institutional TempFund	1,110,894	1,110,894

		1,166,080

Total Short-Term Investments (Cost $1,166,080)		1,166,080

TOTAL INVESTMENTS - 100.17% (Cost $18,677,774)		24,657,153

OTHER ASSETS & LIABILITIES, NET - (0.17%)		(43,058)

NET ASSETS - 100.00%		$24,614,095

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	25.16%
Retail	20.67%
Residential	18.67%
Lodging	15.70%
Diversified	6.11%
Self-Storage	4.77%
Health Care/Assisted Living	3.53%
Land	0.83%

95.44%
Short-Term Investments	4.73%
Other Assets & Liabilities, Net	(0.17%)

100.00%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-38

A-37

PACIFIC FUNDS Schedule of Investments Explanation of Symbols and Terms September 30, 2006 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Pacific Funds’ Board of Trustees.

~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

#	Securities purchased on a when-issued or delayed-delivery basis.

‡	Securities were fully/partially segregated with the custodian/broker to cover margin requirements for open futures contracts as of September 30, 2006.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities.

±	Securities are grouped by coupon rate and represent a range of maturities.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

CHF	Swiss Franc
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-convertible savings shares on Italian Stock Exchanges)
TSE	Toronto Stock Exchange

See Notes to Financial Statements

A-38

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 2006 (Unaudited)

	PF Portfolio Optimization Model A	PF Portfolio Optimization Model B	PF Portfolio Optimization Model C	PF Portfolio Optimization Model D	PF Portfolio Optimization Model E	PF AllianceBernstein International Value Fund	PF Goldman Sachs Short Duration Bond Fund

ASSETS
Investments, at cost	$24,572,798	$64,493,521	$237,492,512	$242,182,959	$94,394,368	$53,499,213	$52,330,637

Investments, at value	$25,161,793	$67,620,587	$253,369,661	$262,798,671	$104,860,263	$56,526,805	$52,338,724
Cash (1)	50,109	93,860	—	387,844	601,071	1,270,292	85,000
Foreign currency held, at value (2)	—	—	—	—	—	194,234	—
Receivables:
Dividends and interest	147	205	1,365	1,075	765	157,785	323,633
Foreign tax reclaim	—	—	—	—	—	130,076	—
Fund shares sold	52,113	509,059	1,649,478	2,104,926	798,385	92,744	101,187
Securities sold	—	—	96,271	—	—	1,146,266	—
Variation margin	—	—	—	—	—	17,043	—
Due from adviser	18,973	40,861	128,353	131,497	55,000	26,256	17,617
Prepaid expenses and other assets	4,448	2,705	7,229	10,747	9,109	26,200	1,583

Total Assets	25,287,583	68,267,277	255,252,357	265,434,760	106,324,593	59,587,701	52,867,744

LIABILITIES
Payables:
Fund shares redeemed	71,488	197,408	389,413	381,635	48,983	3,730	13,693
Securities purchased	50,109	93,860	—	387,844	601,071	299,270	—
Due to custodian	—	—	96,271	—	—	—	—
Variation margin	—	—	—	—	—	—	2,096
Accrued advisory fees	—	—	—	—	—	40,327	25,599
Accrued administration fees	7,097	19,107	71,518	73,931	29,266	16,605	14,933
Accrued trustees fees	253	633	1,954	1,876	671	552	452
Accrued deferred trustee compensation	1,784	4,288	13,098	12,465	4,963	12,507	3,508
Accrued distribution and/or service fees	1,095	2,623	9,622	10,231	3,737	4,159	3,617
Accrued transfer agency out-of-pocket expenses	6,161	16,142	52,946	53,378	20,010	15,158	12,808
Accrued other	18,364	35,696	101,727	103,451	41,579	47,728	26,419

Total Liabilities	156,351	369,757	736,549	1,024,811	750,280	440,036	103,125

NET ASSETS	$25,131,232	$67,897,520	$254,515,808	$264,409,949	$105,574,313	$59,147,665	$52,764,619

(1)	Includes margin deposits of $79,300 and $85,000 segregated for futures contracts in the PF AllianceBernstein International Value and PF Goldman Sachs Short Duration Bond Funds, respectively.

(2)	Foreign currency held at cost for the PF AllianceBernstein International Value Fund was $196,683.

See Notes to Financial Statements

B-1

PACIFIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES (Continued) SEPTEMBER 30, 2006 (Unaudited)

	PF Portfolio Optimization Model A	PF Portfolio Optimization Model B	PF Portfolio Optimization Model C	PF Portfolio Optimization Model D	PF Portfolio Optimization Model E	PF AllianceBernstein International Value Fund	PF Goldman Sachs Short Duration Bond Fund

NET ASSETS CONSIST OF:
Paid-in capital	$24,233,832	$63,649,927	$232,742,256	$238,507,587	$93,282,687	$43,601,354	$53,400,361
Undistributed/accumulated net investment income (loss)	288,546	563,387	1,329,651	607,653	(25,800)	525,098	6,578
Undistributed/accumulated net realized gain (loss)	19,859	557,140	4,566,752	4,678,997	1,851,531	11,981,649	(610,268)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	588,995	3,127,066	15,877,149	20,615,712	10,465,895	3,039,564	(32,052)

NET ASSETS	$25,131,232	$67,897,520	$254,515,808	$264,409,949	$105,574,313	$59,147,665	$52,764,619

Class A Shares:
Net Assets	$9,995,090	$29,935,395	$112,370,769	$113,723,443	$50,532,051	$56,982,237	$52,376,577
Shares of beneficial interest outstanding	951,213	2,725,126	9,651,382	9,419,916	4,022,228	3,730,303	5,345,583
Net Asset Value per share*	$10.51	$10.98	$11.64	$12.07	$12.56	$15.28	$9.80
Sales Charge - Maximum is 5.50% of offering price	0.61	0.64	0.68	0.70	0.73	0.89	0.57

Maximum offering price per share	$11.12	$11.62	$12.32	$12.77	$13.29	$16.17	$10.37

Class B Shares:
Net Assets	$2,435,337	$10,036,432	$35,622,220	$43,647,740	$16,734,709	$520,973	$16,882
Shares of beneficial interest outstanding	232,919	918,672	3,076,179	3,638,599	1,340,891	34,745	1,725
Net Asset Value and offering price per share*	$10.46	$10.92	$11.58	$12.00	$12.48	$14.99	$9.79

Class C Shares:
Net Assets	$12,568,225	$27,137,383	$105,597,705	$106,413,563	$38,266,564	$1,644,455	$371,160
Shares of beneficial interest outstanding	1,203,268	2,483,553	9,128,617	8,887,944	3,067,312	109,845	37,949
Net Asset Value and offering price per share*	$10.45	$10.93	$11.57	$11.97	$12.48	$14.97	$9.78

Class R Shares:**
Net Assets	$132,580	$788,310	$925,114	$625,203	$40,989
Shares of beneficial interest outstanding	12,620	71,787	79,529	51,797	3,261
Net Asset Value per share	$10.51	$10.98	$11.63	$12.07	$12.57

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

**	Class R shares are offered to the PF Portfolio Optimization Models only.

See Notes to Financial Statements

B-2

PACIFIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES (Continued) SEPTEMBER 30, 2006 (Unaudited)

	PF Janus Growth LT Fund	PF Lazard Mid-Cap Value Fund	PF Loomis Sayles Large-Cap Growth Fund	PF MFS International Large-Cap Fund	PF NB Fasciano Small Equity Fund	PF Oppenheimer Main Street Core Fund	PF Oppenheimer Emerging Markets Fund

ASSETS
Investments, at cost	$42,997,073	$50,949,989	$21,960,474	$45,823,397	$28,254,129	$59,281,280	$35,631,652

Investments, at value	$48,457,675	$54,082,835	$23,378,189	$57,153,195	$29,860,834	$64,128,455	$38,956,231
Cash	—	—	463,642	—	925,167	1,025,717	—
Foreign currency held, at value (1)	—	—	—	56,680	—	—	405,520
Receivables:
Dividends and interest	34,810	41,557	17,235	100,515	25,172	79,473	33,981
Foreign tax reclaim	8,845	—	—	60,415	—	—	138
Fund shares sold	64,559	71,021	41,740	53,261	71,863	153,090	30,153
Securities sold	97,457	239,393	447,372	1,113,600	—	1,674,875	200,431
Due from adviser	19,022	13,501	14,205	33,130	12,267	24,384	50,546
Forward foreign currency contracts appreciation	4,775	—	—	—	—	—	—
Prepaid expenses and other assets	14,046	2,642	12,364	16,723	11,905	1,342	13,200

Total Assets	48,701,189	54,450,949	24,374,747	58,587,519	30,907,208	67,087,336	39,690,200

LIABILITIES
Payables:
Fund shares redeemed	5,494	4,287	3,375	2,081	4,387	9,354	1,730
Securities purchased	436,857	287,540	364,570	585,756	—	2,132,652	873,294
Accrued advisory fees	28,933	36,938	18,084	49,224	30,233	33,458	31,003
Accrued administration fees	13,502	15,210	6,662	16,408	10,582	18,016	10,851
Accrued trustees fees	423	96	217	493	159	465	256
Accrued foreign capital gains tax	—	—	—	3,482	—	—	153,127
Accrued deferred trustee compensation	8,677	1,713	18,491	7,553	5,867	1,401	848
Accrued distribution and/or service fees	3,398	3,714	1,732	4,065	2,626	4,414	2,612
Accrued transfer agency out-of-pocket expenses	11,959	6,701	5,678	14,136	6,222	14,367	7,982
Accrued other (2)	29,895	20,376	20,425	85,419	17,508	39,023	302,155
Forward foreign currency contracts depreciation	386	—	—	—	—	—	—

Total Liabilities	539,524	376,575	439,234	768,617	77,584	2,253,150	1,383,858

NET ASSETS	$48,161,665	$54,074,374	$23,935,513	$57,818,902	$30,829,624	$64,834,186	$38,306,342

(1)	Foreign currency held at cost for the PF MFS Internatonal Large-Cap and PF Oppenheimer Emerging Markets Funds were $55,175 and $408,127, respectively.

(2)	Accrued other includes $292,532 of accrued custodian fees for the PF Oppenheimer Emerging Markets Fund.

See Notes to Financial Statements

PACIFIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES (Continued) SEPTEMBER 30, 2006 (Unaudited)

	PF Janus Growth LT Fund	PF Lazard Mid-Cap Value Fund	PF Loomis Sayles Large-Cap Growth Fund	PF MFS International Large-Cap Fund	PF NB Fasciano Small Equity Fund	PF Oppenheimer Main Street Core Fund (1)	PF Oppenheimer Emerging Markets Fund (1)

NET ASSETS CONSIST OF:
Paid-in capital	$42,549,516	$50,535,967	$25,018,244	$42,973,161	$30,287,817	$60,431,345	$35,107,629
Undistributed/accumulated net investment income (loss)	(149,405)	(11,419)	(121,726)	1,187,898	(123,039)	88,808	(7,933)
Undistributed/accumulated net realized gain (loss)	296,445	416,980	(2,378,720)	2,330,054	(941,859)	(533,142)	38,212
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	5,465,109	3,132,846	1,417,715	11,327,789	1,606,705	4,847,175	3,168,434

NET ASSETS	$48,161,665	$54,074,374	$23,935,513	$57,818,902	$30,829,624	$64,834,186	$38,306,342

Class A Shares:
Net Assets	$46,557,592	$53,837,248	$22,547,853	$56,158,494	$29,916,098	$64,834,186	$38,306,342
Shares of beneficial interest outstanding	3,814,612	5,098,131	2,538,768	3,521,198	2,907,966	5,993,225	3,455,736
Net Asset Value per share*	$12.21	$10.56	$8.88	$15.95	$10.29	$10.82	$11.08
Sales Charge - Maximum is 5.50% of offering price	0.71	0.61	0.52	0.93	0.60	—	—

Maximum offering price per share	$12.92	$11.17	$9.40	$16.88	$10.89	$10.82	$11.08

Class B Shares:
Net Assets	$421,189	$73,775	$489,811	$526,887	$367,938
Shares of beneficial interest outstanding	35,272	7,047	56,645	33,813	36,742
Net Asset Value and offering price per share*	$11.94	$10.47	$8.65	$15.58	$10.01

Class C Shares:
Net Assets	$1,182,884	$163,351	$897,849	$1,133,521	$545,588
Shares of beneficial interest outstanding	99,396	15,614	103,979	72,651	54,405
Net Asset Value and offering price per share*	$11.90	$10.46	$8.63	$15.60	$10.03

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	PF Oppenheimer Main Street Core and PF Oppenheimer Emerging Markets Fund offer Class A shares only and are not subject to a front-end sales load.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2006 (Unaudited)

	PF PIMCO Managed Bond Fund	PF PIMCO Inflation Managed Fund	PF Pacific Life Money Market Fund	PF Salomon Brothers Large-Cap Value Fund	PF Van Kampen Comstock Fund	PF Van Kampen Mid-Cap Growth Fund	PF Van Kampen Real Estate Fund

ASSETS
Investments, at cost	$113,905,370	$93,909,535	$15,708,597	$38,429,732	$59,097,704	$43,740,863	$18,677,774

Investments, at value	$113,901,361	$93,334,327	$15,708,597	$45,262,234	$65,434,506	$51,106,063	$24,657,153
Cash	—	—	—	1,478,874	—	—	—
Foreign currency held, at value (1)	574,198	84,375	—	—	—	—	10,601
Receivables:
Dividends and interest	265,526	563,200	49,543	64,566	83,293	13,454	74,959
Foreign tax reclaim	—	—	—	555	—	—	—
Fund shares sold	72,305	59,437	59,909	127,441	104,472	160,789	35,636
Securities sold	6,513,273	—	—	—	374,214	171,129	—
Securities sold short	9,565,150	592,650	—	—	—	—	—
Swap agreements	233,945	8,684	—	—	—	—	—
Variation margin	17,801	—	—	—	—	—	—
Due from adviser	31,484	25,135	10,676	15,901	23,564	17,536	12,146
Forward foreign currency contracts appreciation	33,320	22,248	—	—	—	—	—
Prepaid expenses and other assets	15,787	3,673	3,740	13,943	15,037	14,350	2,588
Swap appreciation	328,684	248,341	—	—	—	—	—

Total Assets	131,552,834	94,942,070	15,832,465	46,963,514	66,035,086	51,483,321	24,793,083

LIABILITIES
Payables:
Fund shares redeemed	18,416	235,350	14,979	6,219	24,071	25,219	1,744
Securities purchased	37,214,661	24,890,620	502,995	815,323	1,161,756	18,648	117,037
Due to custodian	—	—	1,670	—	—	—	—
Securities covering shorts	5,418,219	—	—	—	—	—	—
Securities sold short, at value (proceeds $4,138,737 and $582,672,
respectively)	4,133,077	587,086	—	—	—	—	—
Swap agreements	261,075	68,374	—	—	—	—	—
Variation margin	—	1,881	—	—	—	—	—
Accrued advisory fees	40,499	34,269	5,210	31,117	49,112	36,511	21,816
Accrued administration fees	23,624	19,990	4,559	12,813	18,094	14,199	6,941
Accrued trustees fees	710	712	140	344	638	364	261
Accrued deferred trustee compensation	20,892	8,062	10,592	14,343	8,307	10,053	1,113
Accrued distribution and/or service fees	5,925	5,046	520	3,305	4,528	3,680	1,701
Accrued transfer agency out-of-pocket expenses	20,137	17,802	5,937	10,005	17,356	10,712	6,818
Accrued other	54,281	41,263	8,927	28,456	35,352	30,110	21,557
Forward foreign currency contracts depreciation	72,963	63,305	—	—	—	—	—
Outstanding options written, at value (premiums received $255,569,and $38,495, respectively)	426,157	52,593	—	—	—	—	—
Swap depreciation	202,515	139,875	—	—	—	—	—

Total Liabilities	47,913,151	26,166,228	555,529	921,925	1,319,214	149,496	178,988

NET ASSETS	$83,639,683	$68,775,842	$15,276,936	$46,041,589	$64,715,872	$51,333,825	$24,614,095

(1)	Foreign currency held at cost for the PF PIMCO Managed Bond, PF PIMCO Inflation Managed and PF Van Kampen Real Estate Funds were $577,153, $84,576 and $10,419, respectively.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2006 (Unaudited)

	PF PIMCO Managed Bond Fund	PF PIMCO Inflation Managed Fund	PF Pacific Life Money Market Fund (1)	PF Salomon Brothers Large-Cap Value Fund	PF Van Kampen Comstock Fund	PF Van Kampen Mid-Cap Growth Fund	PF Van Kampen Real Estate Fund

NET ASSETS CONSIST OF:
Paid-in capital	$83,428,856	$70,491,668	$15,268,206	$38,608,014	$58,142,097	$43,834,303	$17,172,128
Undistributed/accumulated net investment income (loss)	(2,548)	200,717	8,824	48,466	297,823	(236,013)	8,620
Undistributed/accumulated net realized gain (loss)	(134,075)	(1,387,944)	(94)	552,600	(60,850)	370,335	1,453,786
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	347,450	(528,599)	—	6,832,509	6,336,802	7,365,200	5,979,561

NET ASSETS	$83,639,683	$68,775,842	$15,276,936	$46,041,589	$64,715,872	$51,333,825	$24,614,095

Class A Shares:
Net Assets	$80,631,847	$63,852,103	$15,276,936	$43,558,727	$63,096,189	$48,465,830	$24,327,223
Shares of beneficial interest outstanding	7,961,182	6,287,297	15,278,790	3,529,413	4,704,249	4,815,127	1,762,987
Net Asset Value*	$10.13	$10.16	$1.00	$12.34	$13.41	$10.07	$13.80
Sales Charge - Maximum is 5.50% of offering price	0.59	0.59	—	0.72	0.78	0.59	0.80

Maximum offering price per share	$10.72	$10.75	$1.00	$13.06	$14.19	$10.66	$14.60

Class B Shares:
Net Assets	$925,926	$1,143,087		$650,400	$616,704	$899,755	$119,987
Shares of beneficial interest outstanding	91,607	113,380		53,561	46,707	91,452	8,740
Net Asset Value and offering price per share*	$10.11	$10.08		$12.14	$13.20	$9.84	$13.73

Class C Shares:
Net Assets	$2,081,910	$3,780,652		$1,832,462	$1,002,979	$1,968,240	$166,885
Shares of beneficial interest outstanding	205,678	374,896		151,338	76,093	200,525	12,167
Net Asset Value and offering price per share*	$10.12	$10.08		$12.11	$13.18	$9.82	$13.72

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	PF Pacific Life Money Market Fund offers Class A Shares only and is not subject to a front-end sales load.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (Unaudited)

	PF Portfolio Optimization Model A	PF Portfolio Optimization Model B	PF Portfolio Optimization Model C	PF Portfolio Optimization Model D	PF Portfolio Optimization Model E	PF AllianceBernstein International Value Fund (1)	PF Goldman Sachs Short Duration Bond Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (2)	$—	$—	$—	$—	$—	$1,068,678	$75,606
Dividends from mutual fund investments	326,409	657,064	1,659,481	950,985	94,716	—	—
Interest	1,307	1,378	6,552	6,678	3,402	24,847	1,054,537

Total Investment Income	327,716	658,442	1,666,033	957,663	98,118	1,093,525	1,130,143

EXPENSES
Advisory fees	—	—	—	—	—	254,525	147,634
Administration fees	41,780	111,572	404,088	416,817	160,501	104,804	86,120
Support services expenses	10,649	28,380	95,302	95,103	34,982	26,145	21,019
Custodian fees and expenses	16,714	20,469	24,857	24,024	18,909	45,014	9,693
Shareholder reports	3,229	8,415	28,392	28,480	10,712	7,481	6,292
Distribution and/or service fees
Class A	23,673	69,499	252,862	254,501	109,654	144,600	122,020
Class B	9,998	46,271	167,180	195,894	72,982	2,353	92
Class C	57,992	123,843	473,821	484,345	166,143	7,889	1,923
Class R (3)	182	1,332	1,057	831	70	—	—
Transfer agency out-of-pocket expenses	8,922	23,224	80,490	80,562	30,541	19,012	15,927
Registration fees	22,591	25,607	32,164	33,378	26,351	16,839	16,867
Legal and audit fees	6,171	15,091	50,297	50,269	18,996	13,393	11,221
Trustees’ fees and expenses	1,643	4,414	14,918	15,168	5,658	3,818	3,169
Other	6,250	11,483	20,744	16,158	7,200	12,126	7,299

Total Expenses	209,794	489,600	1,646,172	1,695,530	662,699	657,999	449,276
Adviser Expense Reimbursement	(115,359)	(243,852)	(747,295)	(759,958)	(313,849)	(121,001)	(73,282)
Distribution and/or Service Fees Waiver	(57,096)	(154,585)	(573,312)	(595,452)	(229,287)	—	—

Net Expenses	37,339	91,163	325,565	340,120	119,563	536,998	375,994

NET INVESTMENT INCOME (LOSS)	290,377	567,279	1,340,468	617,543	(21,445)	556,527	754,149

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap, and forward transactions (2)	(18,346)	(132,198)	219,504	(978,125)	(165,683)	12,418,770	(36,985)
Futures contracts and written option transactions	—	—	—	—	—	27,896	(47,740)
Foreign currency transactions	—	—	—	—	—	(83,432)	—
Capital gain distributions from mutual fund investments	180,419	874,447	4,496,865	5,720,681	2,189,292	—	—

Net Realized Gain (Loss)	162,073	742,249	4,716,369	4,742,556	2,023,609	12,363,234	(84,725)

Net change in unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (2)	198,226	328,419	(807,999)	(813,088)	70,286	(10,849,966)	283,000
Futures contracts and written options	—	—	—	—	—	17,043	18,385
Foreign currency transactions	—	—	—	—	—	3,881	—

Change in Net Unrealized Appreciation (Depreciation)	198,226	328,419	(807,999)	(813,088)	70,286	(10,829,042)	301,385

NET GAIN	360,299	1,070,668	3,908,370	3,929,468	2,093,895	1,534,192	216,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$650,676	$1,637,947	$5,248,838	$4,547,011	$2,072,450	$2,090,719	$970,809

(1)	Formerly named PF Lazard International Value Fund.

(2)

Dividends were net of $190,297 foreign taxes withheld for the PF AllianceBernstein International Value Fund. No foreign tax was withheld on realized and change in unrealized capital gains for all these funds.

(3)	Class R shares are offered to the PF Portfolio Optimization Models only.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (Unaudited)

	PF Janus Growth LT Fund	PF Lazard Mid-Cap Value Fund	PF Loomis Sayles Large-Cap Growth Fund	PF MFS International Large-Cap Fund	PF NB Fasciano Small Equity Fund	PF Oppenheimer Main Street Core Fund	PF Oppenheimer Emerging Markets Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$223,789	$281,610	$93,228	$1,755,900	$86,793	$527,743	$471,610
Interest	39,738	5,110	13,929	24,717	71,075	19,049	—

Total Investment Income	263,527	286,720	107,157	1,780,617	157,868	546,792	471,610

EXPENSES
Advisory fees	174,813	143,009	103,418	298,387	142,300	188,815	174,439
Administration fees	81,579	58,886	38,101	99,462	49,805	101,670	61,054
Support services expenses	19,281	11,087	9,607	23,531	9,311	22,611	12,721
Custodian fees and expenses	23,047	19,530	30,859	92,428	14,428	50,030	317,989
Shareholder reports	5,867	3,315	2,890	6,970	3,060	6,971	3,994
Distribution and/or service fees
Class A	113,060	83,598	50,022	138,397	68,740	145,242	87,219
Class B	2,042	341	2,595	2,408	2,016	—	—
Class C	4,921	707	6,221	4,976	2,805	—	—
Transfer agency out-of-pocket expenses	15,866	8,204	6,479	18,153	8,364	18,710	10,710
Registration fees	16,636	13,496	17,880	16,962	17,655	381	238
Legal and audit fees	10,303	6,022	5,788	12,357	5,052	12,164	6,991
Trustees’ fees and expenses	3,174	1,573	1,204	3,645	1,681	3,749	2,184
Offering expenses	—	—	—	—	—	2,804	6,504
Other	7,420	3,695	5,372	10,931	3,659	11,525	21,301

Total Expenses	478,009	353,463	280,436	728,607	328,876	564,672	705,344
Adviser Expense Reimbursement	(84,072)	(56,616)	(72,048)	(163,591)	(53,516)	(107,619)	(369,839)

Net Expenses	393,937	296,847	208,388	565,016	275,360	457,053	335,505

NET INVESTMENT INCOME (LOSS)	(130,410)	(10,127)	(101,231)	1,215,601	(117,492)	89,739	136,105

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap, and forward transactions (1)	613,887	576,551	(1,926,442)	2,683,603	(933,675)	(391,211)	264,105
Foreign currency transactions	(15,913)	—	—	(22,407)	—	(191)	(81,688)

Net Realized Gain (Loss)	597,974	576,551	(1,926,442)	2,661,196	(933,675)	(391,402)	182,417

Net change in unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (1).	(571,455)	1,482,241	5,801	(305,907)	(783,009)	1,838,347	(1,298,311)
Foreign currency transactions	2,324	—	—	(73)	—	—	(2,928)

Change in Net Unrealized Appreciation (Depreciation)	(569,131)	1,482,241	5,801	(305,980)	(783,009)	1,838,347	(1,301,239)

NET GAIN (LOSS)	28,843	2,058,792	(1,920,641)	2,355,216	(1,716,684)	1,446,945	(1,118,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($101,567)	$2,048,665	($2,021,872)	$3,570,817	($1,834,176)	$1,536,684	($982,717)

(1)

Dividends were net of $5,317, $0, $0, $120,237, $794, $52, and $57,906 foreign taxes withheld, respectively. Realized gains on investment security transactions for the PF MFS International Large-Cap and PF Oppenheimer Emerging Markets Funds are net of foreign capital gains tax withheld of $126 and $19,332, respectively. Change in net unrealized depreciation on securities for the PF MFS International Large-Cap and PF Oppenheimer Emerging Markets Funds are net of decrease in deferred foreign capital gains tax of $3,482 and $153,127, respectively.

See Notes to Financial Statements

PACIFIC FUNDS STATEMENTS OF OPERATIONS (Continued) FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (Unaudited)

	PF PIMCO Managed Bond Fund	PF PIMCO Inflation Managed Fund	PF Pacific Life Money Market Fund	PF Salomon Brothers Large-Cap Value Fund	PF Van Kampen Comstock Fund	PF Van Kampen Mid-Cap Growth Fund	PF Van Kampen Real Estate Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$68,343	$22,115	$137	$411,636	$805,733	$158,421	$276,942
Interest	1,797,315	2,144,599	555,948	10,995	122,655	31,070	—

Total Investment Income	1,865,658	2,166,714	556,085	422,631	928,388	189,491	276,942

EXPENSES
Advisory fees	231,812	203,677	43,888	169,915	313,298	201,505	135,789
Administration fees	135,224	118,811	38,402	69,965	115,426	78,363	43,205
Support services expenses	32,652	29,979	9,384	16,982	27,770	17,686	10,802
Custodian fees and expenses	25,256	24,652	15,442	16,854	20,642	21,378	17,623
Shareholder reports	9,862	9,094	2,805	5,015	8,501	5,355	3,315
Distribution and/or service fees
Class A	185,724	156,700	27,430	94,301	161,082	104,142	61,100
Class B	4,722	6,502	—	2,981	2,840	4,509	518
Class C	10,184	19,560	—	8,318	4,784	11,101	727
Transfer agency out-of-pocket expenses	26,121	24,512	7,011	12,476	23,213	14,043	8,495
Registration fees	16,964	15,714	15,048	17,111	17,121	16,718	13,338
Legal and audit fees	17,438	16,098	5,440	8,138	14,832	9,610	5,852
Trustees’ fees and expenses	5,096	4,921	1,272	2,405	4,592	2,781	1,602
Other	32,834	11,975	2,704	6,397	6,826	4,676	3,735

Total Expenses	733,889	642,195	168,826	430,858	720,927	491,867	306,101
Adviser Expense Reimbursement	(137,713)	(111,566)	(50,087)	(70,879)	(98,274)	(75,942)	(55,392)

Net Expenses	596,176	530,629	118,739	359,979	622,653	415,925	250,709

NET INVESTMENT INCOME (LOSS)	1,269,482	1,636,085	437,346	62,652	305,735	(226,434)	26,233

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap, and forward transactions (1)	(217,040)	(568,845)	(70)	844,239	36,650	498,531	1,458,144
Closed short positions	8,090	(2,157)	—	—	—	—	—
Futures contracts and written option transactions	49,740	(36,015)	—	—	—	—	—
Foreign currency transactions	124,733	155,097	—	(50)	—	—	2

Net Realized Gain (Loss)	(34,477)	(451,920)	(70)	844,189	36,650	498,531	1,458,146

Net change in unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (1)	1,026,724	1,129,747	—	848,022	3,256,222	(3,479,321)	359,250
Short positions	(1,299)	(6,959)	—	—	—	—	—
Futures contracts and written options	344,806	(18,998)	—	—	—	—	—
Foreign currency transactions	(4,133)	(260)	—	25	—	—	182

Change in Net Unrealized Appreciation (Depreciation)	1,366,098	1,103,530	—	848,047	3,256,222	(3,479,321)	359,432

NET GAIN (LOSS)	1,331,621	651,610	(70)	1,692,236	3,292,872	(2,980,790)	1,817,578

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,601,103	$2,287,695	$437,276	$1,754,888	$3,598,607	($3,207,224)	$1,843,811

(1)

Dividends were net of $0, $0, $0, $6,357, $11,761, $1,152, and $3,626 foreign taxes withheld, respectively. No foreign capital gains tax was withheld on realized and change in unrealized capital gains for all of these funds.

See Notes to Financial Statements

B-9

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PF Portfolio Optimization Model A		PF Portfolio Optimization Model B		PF Portfolio Optimization Model C

	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006

OPERATIONS
Net investment income	$290,377	$421,503	$567,279	$784,165	$1,340,468	$1,771,031
Net realized gain	162,073	129,138	742,249	907,490	4,716,369	3,590,598
Net change in unrealized appreciation (depreciation)	198,226	294,717	328,419	1,981,397	(807,999)	13,286,192

Net Increase in Net Assets Resulting from Operations	650,676	845,358	1,637,947	3,673,052	5,248,838	18,647,821

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(33,767)	(207,109)	(64,441)	(462,976)	(122,944)	(1,155,068)
Class B	(4,060)	(32,392)	(10,325)	(116,283)	(3,915)	(299,092)
Class C	(27,113)	(183,732)	(29,424)	(285,513)	(11,969)	(822,892)
Class R (2)	(447)	(203)	(1,726)	(162)	(709)	(139)
Net realized gains
Class A	(71,915)	(29,914)	(368,062)	(36,613)	(1,269,084)	(206,873)
Class B	(13,874)	(5,137)	(121,716)	(12,228)	(424,462)	(74,990)
Class C	(87,280)	(28,115)	(328,813)	(30,034)	(1,189,051)	(200,137)
Class R (2)	(937)	(5)	(9,749)	(11)	(7,253)	(11)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(239,393)	(486,607)	(934,256)	(943,820)	(3,029,387)	(2,759,202)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	4,473,737	9,088,361	6,721,715	17,240,990	28,737,347	47,999,401
Class B	1,060,264	992,649	1,426,887	3,829,034	6,540,038	13,368,094
Class C	2,955,460	8,687,538	5,661,562	13,244,683	23,889,798	39,321,633
Class R (2)	117,534	10,021	595,794	307,636	874,641	12,244
Dividends and distribution reinvestments
Class A	93,990	219,456	402,437	454,795	1,292,250	1,252,677
Class B	17,472	37,529	118,688	116,412	402,429	353,682
Class C	105,751	200,788	330,248	302,221	1,133,139	980,599
Class R (2)	1,384	208	11,475	173	7,253	150
Cost of shares repurchased
Class A	(4,628,031)	(7,855,627)	(5,798,966)	(10,348,146)	(13,767,506)	(14,827,844)
Class B	(605,548)	(583,459)	(660,788)	(1,992,856)	(3,280,382)	(3,877,077)
Class C	(2,034,449)	(6,613,432)	(2,987,648)	(6,097,870)	(9,083,475)	(10,626,292)
Class R (2)	(122)	(11)	(127,267)	(24,020)	(1,735)	(3)

Net Increase in Net Assets from Capital Share Transactions	1,557,442	4,184,021	5,694,137	17,033,052	36,743,797	73,957,264

NET INCREASE IN NET ASSETS	1,968,725	4,542,772	6,397,828	19,762,284	38,963,248	89,845,883

NET ASSETS
Beginning of Year or Period	23,162,507	18,619,735	61,499,692	41,737,408	215,552,560	125,706,677

End of Year or Period	$25,131,232	$23,162,507	$67,897,520	$61,499,692	$254,515,808	$215,552,560

Undistributed Net Investment Income	$288,546	$63,556	$563,387	$102,024	$1,329,651	$128,720

(1)	Unaudited.

(2)	Class R shares commenced operations on September 30, 2005 and are offered to the PF Portfolio Optimization Models only.

See Notes to Financial Statements

B-10

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Portfolio Optimization Model D		PF Portfolio Optimization Model E		PF AllianceBernstein International Value Fund (1)

	Six-Month Period Ended September 30, 2006 (2)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (2)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (2)	Year Ended March 31, 2006

OPERATIONS
Net investment income (loss)	$617,543	$894,350	($21,445)	$91,212	$556,527	$541,002
Net realized gain	4,742,556	4,145,865	2,023,609	2,221,777	12,363,234	2,431,990
Net change in unrealized appreciation (depreciation)	(813,088)	17,473,101	70,286	8,340,124	(10,829,042)	6,061,794

Net Increase in Net Assets Resulting from Operations	4,547,011	22,513,316	2,072,450	10,653,113	2,090,719	9,034,786

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(873,900)	(3,156)	(297,790)	(147,732)	(285,630)
Class B	—	(251,905)	—	(62,760)	(731)	(389)
Class C	—	(654,629)	—	(157,638)	(2,085)	(2,236)
Class R (3)	—	(118)	(3)	(95)	—	—
Net realized gains
Class A	(1,301,234)	(276,939)	(858,307)	(125,833)	(1,942,134)	(610,482)
Class B	(505,986)	(114,447)	(286,046)	(38,611)	(15,658)	(4,582)
Class C	(1,251,411)	(291,154)	(636,243)	(107,188)	(52,493)	(17,324)
Class R (3)	(7,495)	(13)	(767)	(12)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(3,066,126)	(2,463,105)	(1,784,522)	(789,927)	(2,160,833)	(920,643)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	29,618,793	49,232,539	14,235,959	20,370,094	5,750,946	26,179,615
Class B	10,627,451	15,372,124	4,070,358	6,897,377	92,972	126,806
Class C	23,144,543	40,732,993	10,048,288	19,453,506	248,167	463,143
Class R (3)	589,643	10,663	27,850	10,011	—	—
Dividends and distribution reinvestments
Class A	1,226,552	1,084,413	831,542	414,265	2,078,183	892,078
Class B	488,606	353,194	274,347	96,251	15,913	4,799
Class C	1,212,684	914,490	619,809	258,489	53,491	19,292
Class R (3)	7,495	131	770	107	—	—
Cost of shares repurchased
Class A	(11,396,047)	(9,067,393)	(4,116,612)	(4,358,584)	(8,444,116)	(28,067,047)
Class B	(2,838,109)	(2,843,443)	(524,366)	(1,643,463)	(14,230)	(208,681)
Class C	(8,710,197)	(7,969,861)	(3,260,828)	(10,144,931)	(195,871)	(353,815)
Class R (3)	(11,285)	(1)	(42)	—	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	43,960,129	87,819,849	22,207,075	31,353,122	(414,545)	(943,810)

NET INCREASE (DECREASE) IN NET ASSETS	45,441,014	107,870,060	22,495,003	41,216,308	(484,659)	7,170,333

NET ASSETS
Beginning of Year or Period	218,968,935	111,098,875	83,079,310	41,863,002	59,632,324	52,461,991

End of Year or Period	$264,409,949	$218,968,935	$105,574,313	$83,079,310	$59,147,665	$59,632,324

Undistributed/Accumulated Net Investment Income (Loss)	$607,653	($9,890)	($25,800)	($1,196)	$525,098	$119,119

(1)	Formerly named the PF Lazard International Value Fund.

(2)	Unaudited.

(3)	Class R shares commenced operations on September 30, 2005 and are offered to the PF Portfolio Optimization Models only.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Goldman Sachs Short Duration Bond Fund		PF Janus Growth LT Fund		PF Lazard Mid-Cap Value Fund

	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006

OPERATIONS
Net investment income (loss)	$754,149	$783,522	($130,410)	($142,199)	($10,127)	($44,010)
Net realized gain (loss)	(84,725)	(369,967)	597,974	1,295,843	576,551	1,693,598
Net change in unrealized appreciation (depreciation)	301,385	(53,666)	(569,131)	3,259,706	1,482,241	1,698,565

Net Increase (Decrease) in Net Assets Resulting from Operations	970,809	359,889	(101,567)	4,413,350	2,048,665	3,348,153

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(740,816)	(781,958)	—	—	—	(19,869)
Class B	(220)	(413)	—	—	—	—
Class C	(4,570)	(8,887)	—	—	—	(59)
Net realized gains
Class A	—	—	—	—	(691,386)	(1,230,191)
Class B	—	—	—	—	(1,798)	(2,960)
Class C	—	—	—	—	(3,884)	(7,028)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(745,606)	(791,258)	—	—	(697,068)	(1,260,107)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	11,846,756	23,164,325	9,058,622	27,671,881	28,440,878	11,590,066
Class B	261	32,356	16,051	73,432	9,721	38,014
Class C	249,760	397,990	423,438	1,182,947	54,786	147,705
Dividends and distribution reinvestments
Class A	740,816	781,958	—	—	690,342	1,247,915
Class B	159	357	—	—	1,770	2,960
Class C	4,539	7,879	—	—	3,458	6,862
Cost of shares repurchased
Class A	(5,381,118)	(13,908,845)	(6,129,195)	(7,770,226)	(636,812)	(16,380,349)
Class B	(4,069)	(24,781)	(5,293)	(89,586)	(1,417)	(12,791)
Class C	(471,400)	(391,123)	(138,147)	(873,683)	(23,039)	(106,119)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,985,704	10,060,116	3,225,476	20,194,765	28,539,687	(3,465,737)

NET INCREASE (DECREASE) IN NET ASSETS	7,210,907	9,628,747	3,123,909	24,608,115	29,891,284	(1,377,691)

NET ASSETS
Beginning of Year or Period	45,553,712	35,924,965	45,037,756	20,429,641	24,183,090	25,560,781

End of Year or Period	$52,764,619	$45,553,712	$48,161,665	$45,037,756	$54,074,374	$24,183,090

Undistributed/Accumulated Net Investment Income (Loss)	$6,578	($1,965)	($149,405)	($18,995)	($11,419)	($1,292)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Loomis Sayles Large-Cap Growth Fund (1)		PF MFS International Large-Cap Fund		PF NB Fasciano Small Equity Fund (2)

	Six-Month Period Ended September 30, 2006 (3)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (3)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (3)	Year Ended March 31, 2006

OPERATIONS
Net investment income (loss)	($101,231)	($232,085)	$1,215,601	($16,605)	$(117,492)	($137,205)
Net realized gain (loss)	(1,926,442)	4,784,811	2,661,196	2,573,549	(933,675)	683,647
Net change in unrealized appreciation (depreciation)	5,801	(1,484,020)	(305,980)	7,196,893	(783,009)	2,034,957

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,021,872)	3,068,706	3,570,817	9,753,837	(1,834,176)	2,581,399

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	(119,809)	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Net realized gains
Class A	(1,924,708)	—	(1,741,094)	(728,896)	(25,606)	(1,597,397)
Class B	(52,141)	—	(14,722)	(6,357)	(444)	(53,879)
Class C	(112,916)	—	(30,813)	(12,331)	(614)	(104,373)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(2,089,765)	—	(1,786,629)	(867,393)	(26,664)	(1,755,649)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	8,424,703	11,125,992	6,387,929	20,720,796	14,461,464	15,136,648
Class B	12,417	128,630	97,669	109,987	15,812	125,718
Class C	135,950	465,243	382,356	360,946	141,453	86,036
Dividends and distribution reinvestments
Class A	1,919,527	—	1,733,833	844,826	25,560	1,575,875
Class B	49,085	—	14,698	6,152	444	53,879
Class C	105,747	—	29,925	12,147	614	103,005
Cost of shares repurchased
Class A	(3,456,132)	(39,854,311)	(6,440,005)	(15,710,900)	(7,016,063)	(472,672)
Class B	(53,050)	(96,115)	(33,696)	(141,072)	(35,939)	(32,500)
Class C	(705,086)	(264,451)	(199,482)	(206,799)	(84,217)	(204,552)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,433,161	(28,495,012)	1,973,227	5,996,083	7,509,128	16,371,437

NET INCREASE (DECREASE) IN NET ASSETS	2,321,524	(25,426,306)	3,757,415	14,882,527	5,648,288	17,197,187

NET ASSETS
Beginning of Year or Period	21,613,989	47,040,295	54,061,487	39,178,960	25,181,336	7,984,149

End of Year or Period	$23,935,513	$21,613,989	$57,818,902	$54,061,487	$30,829,624	$25,181,336

Undistributed/Accumulated Net Investment Income (Loss)	($121,726)	($20,495)	$1,187,898	($27,703)	($123,039)	($5,547)

(1)	Formerly named PF AIM Blue Chip Fund.

(2)	Formerly named PF AIM Aggressive Growth Fund.

(3)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Oppenheimer Main Street Core Fund		PF Oppenheimer Emerging Markets Fund		PF PIMCO Managed Bond Fund

	Six-Month Period Ended September 30, 2006 (1)	Period Ended March 31, 2006 (2)	Six-Month Period Ended September 30, 2006 (1)	Period Ended March 31, 2006 (2)	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006

OPERATIONS
Net investment income	$89,739	$59,313	$136,105	$235,494	$1,269,482	$1,644,794
Net realized gain (loss)	(391,402)	388,155	182,417	1,056,151	(34,477)	84,018
Net change in unrealized appreciation (depreciation)	1,838,347	3,008,828	(1,301,239)	4,469,673	1,366,098	(764,445)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,536,684	3,456,296	(982,717)	5,761,318	2,601,103	964,367

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(25,093)	(74,605)	(148,762)	(230,044)	(1,352,901)	(1,513,717)
Class B	—	—	—	—	(14,321)	(24,396)
Class C	—	—	—	—	(31,658)	(47,907)
Net realized gains
Class A	(529,693)	—	(1,224,807)	(774)	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(554,786)	(74,605)	(1,373,569)	(230,818)	(1,398,880)	(1,586,020)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	12,841,227	60,118,138	6,256,305	27,749,239	15,584,665	34,290,082
Class B	—	—	—	—	19,496	116,710
Class C	—	—	—	—	270,652	1,016,757
Dividends and distribution reinvestments
Class A	554,786	74,605	1,373,569	230,818	1,334,764	1,481,604
Class B	—	—	—	—	13,461	22,656
Class C	—	—	—	—	29,523	44,749
Cost of shares repurchased
Class A	(3,473,440)	(9,644,719)	(443,011)	(34,792)	(6,273,966)	(8,879,511)
Class B	—	—	—	—	(169,321)	(220,199)
Class C	—	—	—	—	(328,440)	(1,328,603)

Net Increase in Net Assets from Capital Share Transactions	9,922,573	50,548,024	7,186,863	27,945,265	10,480,834	26,544,245

NET INCREASE IN NET ASSETS	10,904,471	53,929,715	4,830,577	33,475,765	11,683,057	25,922,592

NET ASSETS
Beginning of Year or Period	53,929,715	—	33,475,765	—	71,956,626	46,034,034

End of Year or Period	$64,834,186	$53,929,715	$38,306,342	$33,475,765	$83,639,683	$71,956,626

Undistributed/Accumulated Net Investment Income (Loss)	$88,808	$24,162	$(7,933)	$4,724	$(2,548)	$126,850

(1)	Unaudited.

(2)	Operations commenced on September 30, 2005.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF PIMCO Inflation Managed Fund		PF Pacific Life Money Market Fund (1)		PF Salomon Brothers Large-Cap Value Fund

	Six-Month Period Ended September 30, 2006 (2)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (2)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (2)	Year Ended March 31, 2006

OPERATIONS
Net investment income	$1,636,085	$1,846,530	$437,346	$600,514	$62,652	$87,415
Net realized gain (loss)	(451,920)	(436,425)	(70)	(24)	844,189	3,080,071
Net change in unrealized appreciation (depreciation)	1,103,530	(2,116,449)	—	—	848,047	2,107,493

Net Increase (Decrease) in Net Assets Resulting from Operations	2,287,695	(706,344)	437,276	600,490	1,754,888	5,274,979

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(1,221,053)	(2,386,687)	(437,346)	(585,460)	(2,599)	(100,824)
Class B	(21,485)	(60,677)	—	(4,201)	—	(785)
Class C	(64,455)	(194,195)	—	(10,853)	—	(1,683)
Net realized gains
Class A	—	(34,299)	—	—	(2,356,311)	(8,349)
Class B	—	(1,006)	—	—	(37,297)	(152)
Class C	—	(3,722)	—	—	(115,276)	(442)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(1,306,993)	(2,680,586)	(437,346)	(600,514)	(2,511,483)	(112,235)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	10,891,271	42,314,028	29,642,076	26,799,152	8,818,307	20,423,579
Class B	37,438	476,346	—	189,675	67,397	100,259
Class C	329,576	1,610,629	—	2,003,182	418,436	213,292
Dividends and distribution reinvestments
Class A	1,184,925	2,398,557	409,402	578,993	2,344,265	108,484
Class B	18,693	55,805	—	4,086	37,151	914
Class C	55,338	178,232	—	9,277	112,366	2,121
Cost of shares repurchased
Class A	(15,233,300)	(11,985,770)	(34,067,257)	(30,426,529)	(1,366,203)	(41,430,393)
Class B	(334,472)	(250,024)	—	(866,017)	(13,298)	(91,489)
Class C	(801,415)	(3,110,695)	—	(5,270,328)	(251,712)	(330,609)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,851,946)	31,687,108	(4,015,779)	(6,978,509)	10,166,709	(21,003,842)

NET INCREASE (DECREASE) IN NET ASSETS	(2,871,244)	28,300,178	(4,015,849)	(6,978,533)	9,410,114	(15,841,098)

NET ASSETS
Beginning of Year or Period	71,647,086	43,346,908	19,292,785	26,271,318	36,631,475	52,472,573

End of Year or Period	$68,775,842	$71,647,086	$15,276,936	$19,292,785	$46,041,589	$36,631,475

Undistributed/Accumulated Net Investment Income (Loss)	$200,717	($128,375)	$8,824	$8,824	$48,466	($11,587)

(1)

Class B and Class C shares of the PF Pacific Life Money Market Fund were converted to Class A shares on June 29, 2005. In connection with the conversion in the PF Pacific Life Money Market Fund from Class B and Class C to Class A, 783,748 shares (valued at $783,748) from Class B and 1,237,985 shares (valued at $1,237,985) from Class C were converted for 2,021,733 shares (valued at $2,021,733) of Class A.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Van Kampen Comstock Fund		PF Van Kampen Mid-Cap Growth Fund		PF Van Kampen Real Estate Fund

	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006	Six-Month Period Ended September 30, 2006 (1)	Year Ended March 31, 2006

OPERATIONS
Net investment income (loss)	$305,735	$309,235	($226,434)	($409,551)	$26,233	$78,401
Net realized gain	36,650	2,065,613	498,531	5,888,062	1,458,146	546,563
Net change in unrealized appreciation (depreciation)	3,256,222	990,914	(3,479,321)	4,863,715	359,432	5,965,227

Net Increase (Decrease) in Net Assets Resulting from Operations	3,598,607	3,365,762	(3,207,224)	10,342,226	1,843,811	6,590,191

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(119,018)	(226,345)	—	—	—	(306,317)
Class B	(380)	—	—	—	—	(867)
Class C	(564)	(657)	—	—	—	(1,019)
Net realized gains
Class A	(1,213,428)	(1,586,586)	(2,698,286)	—	(267,825)	(150,900)
Class B	(10,407)	(18,421)	(61,388)	—	(997)	(572)
Class C	(18,076)	(41,338)	(152,622)	—	(1,347)	(689)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(1,361,873)	(1,873,347)	(2,912,296)	—	(270,169)	(460,364)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	8,663,996	45,688,937	12,834,104	9,529,295	3,566,268	5,480,368
Class B	81,146	155,448	84,133	203,351	38,132	101,896
Class C	231,981	504,360	243,440	852,727	117,895	82,175
Dividends and distribution reinvestments
Class A	1,331,464	1,810,860	2,688,625	—	267,721	457,217
Class B	10,900	18,405	52,658	—	997	1,439
Class C	17,853	40,989	145,699	—	1,310	1,663
Cost of shares repurchased
Class A	(11,529,313)	(9,526,495)	(1,407,813)	(16,057,697)	(6,617,341)	(330,501)
Class B	(27,943)	(45,760)	(48,303)	(129,615)	(22,724)	(40,824)
Class C	(218,306)	(498,721)	(526,296)	(338,536)	(74,894)	(23,090)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,438,222)	38,148,023	14,066,247	(5,940,475)	(2,722,636)	5,730,343

NET INCREASE (DECREASE) IN NET ASSETS	798,512	39,640,438	7,946,727	4,401,751	(1,148,994)	11,860,170

NET ASSETS
Beginning of Year or Period	63,917,360	24,276,922	43,387,098	38,985,347	25,763,089	13,902,919

End of Year or Period	$64,715,872	$63,917,360	$51,333,825	$43,387,098	$24,614,095	$25,763,089

Undistributed/Accumulated Net Investment Income (Loss)	$297,823	$112,050	($236,013)	($9,579)	$8,620	($17,613)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Income		Net Realized and Unrealized Gain	Total from Investment Operations

PF Portfolio Optimization Model A
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$10.34	$0.14		$0.15	$0.29
	4/1/2005 - 3/31/2006 (4)	10.18	0.22		0.20	0.42
	4/1/2004 - 3/31/2005 (4)	10.15	0.13		0.05	0.18
	12/31/2003 - 3/31/2004 (4)	10.00	0.02		0.13	0.15

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$10.30	$0.11		$0.15	$0.26
	4/1/2005 - 3/31/2006 (4)	10.14	0.17		0.20	0.37
	4/1/2004 - 3/31/2005 (4)	10.14	0.08		0.04	0.12
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.14	0.14

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$10.29	$0.11		$0.15	$0.26
	4/1/2005 - 3/31/2006 (4)	10.13	0.17		0.20	0.37
	4/1/2004 - 3/31/2005 (4)	10.13	0.08		0.04	0.12
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.13	0.13

Class R:	4/1/2006 - 9/30/2006 (4),(5)	$10.33	$0.14		$0.16	$0.30
	9/30/2005 - 3/31/2006 (4)	10.35	0.11		0.09	0.20

PF Portfolio Optimization Model B
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$10.87	$0.11		$0.16	$0.27
	4/1/2005 - 3/31/2006 (4)	10.33	0.18		0.57	0.75
	4/1/2004 - 3/31/2005 (4)	10.14	0.11		0.22	0.33
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.13	0.14

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$10.82	$0.08		$0.17	$0.25
	4/1/2005 - 3/31/2006 (4)	10.29	0.13		0.56	0.69
	4/1/2004 - 3/31/2005 (4)	10.13	0.06		0.21	0.27
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.13	0.13

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$10.83	$0.08		$0.17	$0.25
	4/1/2005 - 3/31/2006 (4)	10.29	0.13		0.57	0.70
	4/1/2004 - 3/31/2005 (4)	10.13	0.06		0.21	0.27
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.13	0.13

Class R:	4/1/2006 - 9/30/2006 (4),(5)	$10.87	$0.11		$0.16	$0.27
	9/30/2005 - 3/31/2006 (4)	10.67	0.09		0.29	0.38

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF Portfolio Optimization Model A
Class A:	4/1/2006 - 9/30/2006 (4),(5)	($0.04)	($0.08)	($0.12)	$10.51
	4/1/2005 - 3/31/2006 (4)	(0.23)	(0.03)	(0.26)	10.34
	4/1/2004 - 3/31/2005 (4)	(0.13)	(0.02)	(0.15)	10.18
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.15

Class B:	4/1/2006 - 9/30/2006 (4),(5)	($0.02)	($0.08)	($0.10)	$10.46
	4/1/2005 - 3/31/2006 (4)	(0.18)	(0.03)	(0.21)	10.30
	4/1/2004 - 3/31/2005 (4)	(0.10)	(0.02)	(0.12)	10.14
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.14

Class C:	4/1/2006 - 9/30/2006 (4),(5)	($0.02)	($0.08)	($0.10)	$10.45
	4/1/2005 - 3/31/2006 (4)	(0.18)	(0.03)	(0.21)	10.29
	4/1/2004 - 3/31/2005 (4)	(0.10)	(0.02)	(0.12)	10.13
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.13

Class R:	4/1/2006 - 9/30/2006 (4),(5)	($0.04)	($0.08)	($0.12)	$10.51
	9/30/2005 - 3/31/2006 (4)	(0.21)	(0.01)	(0.22)	10.33

PF Portfolio Optimization Model B
Class A:	4/1/2006 - 9/30/2006 (4),(5)	($0.02)	($0.14)	($0.16)	$10.98
	4/1/2005 - 3/31/2006 (4)	(0.19)	(0.02)	(0.21)	10.87
	4/1/2004 - 3/31/2005 (4)	(0.12)	(0.02)	(0.14)	10.33
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.14

Class B:	4/1/2006 - 9/30/2006 (4),(5)	($0.01)	($0.14)	($0.15)	$10.92
	4/1/2005 - 3/31/2006 (4)	(0.14)	(0.02)	(0.16)	10.82
	4/1/2004 - 3/31/2005 (4)	(0.09)	(0.02)	(0.11)	10.29
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.13

Class C:	4/1/2006 - 9/30/2006 (4),(5)	($0.01)	($0.14)	($0.15)	$10.93
	4/1/2005 - 3/31/2006 (4)	(0.14)	(0.02)	(0.16)	10.83
	4/1/2004 - 3/31/2005 (4)	(0.09)	(0.02)	(0.11)	10.29
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.13

Class R:	4/1/2006 - 9/30/2006 (4),(5)	($0.02)	($0.14)	($0.16)	$10.98
	9/30/2005 - 3/31/2006 (4)	(0.17)	(0.01)	(0.18)	10.87

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF Portfolio Optimization Model A
Class A:	4/1/2006 - 9/30/2006 (4),(5)	2.76%	$9,995	0.02%	1.47%	2.72%	24.58%
	4/1/2005 - 3/31/2006 (4)	4.12%	9,887	0.03%	1.57%	2.17%	66.26%
	4/1/2004 - 3/31/2005 (4)	1.74%	8,262	0.00%	2.35%	1.29%	20.21%
	12/31/2003 - 3/31/2004 (4)	1.50%	1,957	0.00%	4.50%	0.61%	9.38%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	2.53%	$2,435	0.52%	1.97%	2.22%	24.58%
	4/1/2005 - 3/31/2006 (4)	3.56%	1,923	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	1.25%	1,450	0.50%	2.85%	0.79%	20.21%
	12/31/2003 - 3/31/2004 (4)	1.40%	449	0.50%	5.00%	0.11%	9.38%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	2.55%	$12,568	0.52%	1.97%	2.22%	24.58%
	4/1/2005 - 3/31/2006 (4)	3.65%	11,342	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	1.18%	8,908	0.50%	2.85%	0.79%	20.21%
	12/31/2003 - 3/31/2004 (4)	1.30%	3,739	0.50%	5.00%	0.11%	9.38%

Class R:	4/1/2006 - 9/30/2006 (4),(5)	2.86%	$133	0.02%	1.47%	2.72%	24.58%
	9/30/2005 - 3/31/2006 (4)	1.90%	10	0.03%	1.57%	2.17%	66.26%

PF Portfolio Optimization Model B
Class A:	4/1/2006 - 9/30/2006 (4),(5)	2.57%	$29,935	0.02%	1.26%	2.05%	12.20%
	4/1/2005 - 3/31/2006 (4)	7.23%	28,292	0.02%	1.32%	1.72%	37.91%
	4/1/2004 - 3/31/2005 (4)	3.28%	19,664	0.00%	1.74%	1.05%	7.82%
	12/31/2003 - 3/31/2004 (4)	1.40%	5,197	0.00%	2.86%	0.46%	2.81%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	2.37%	$10,036	0.52%	1.76%	1.55%	12.20%
	4/1/2005 - 3/31/2006 (4)	6.70%	9,058	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	2.69%	6,699	0.50%	2.24%	0.55%	7.82%
	12/31/2003 - 3/31/2004 (4)	1.30%	3,013	0.50%	3.36%	(0.04%)	2.81%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	2.37%	$27,137	0.52%	1.76%	1.55%	12.20%
	4/1/2005 - 3/31/2006 (4)	6.80%	23,860	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	2.70%	15,375	0.50%	2.24%	0.55%	7.82%
	12/31/2003 - 3/31/2004 (4)	1.30%	5,354	0.50%	3.36%	(0.04%)	2.81%

Class R:	4/1/2006 - 9/30/2006 (4),(5)	2.57%	$788	0.02%	1.26%	2.05%	12.20%
	9/30/2005 - 3/31/2006 (4)	3.63%	290	0.02%	1.32%	1.72%	37.91%

See Notes to Financial Statements	See explanation of references on C-11

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain	Total from Investment Operations

PF Portfolio Optimization Model C
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$11.56	$0.08		$0.15	$0.23
	4/1/2005 - 3/31/2006 (4)	10.54	0.15		1.06	1.21
	4/1/2004 - 3/31/2005 (4)	10.14	0.08		0.43	0.51
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.13	0.14

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$11.51	$0.05		$0.16	$0.21
	4/1/2005 - 3/31/2006 (4)	10.50	0.09		1.07	1.16
	4/1/2004 - 3/31/2005 (4)	10.13	0.03		0.43	0.46
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.13	0.13

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$11.50	$0.05		$0.16	$0.21
	4/1/2005 - 3/31/2006 (4)	10.49	0.09		1.07	1.16
	4/1/2004 - 3/31/2005 (4)	10.12	0.03		0.43	0.46
	12/31/2003 - 3/31/2004 (4)	10.00	—	(6)	0.12	0.12

Class R:	4/1/2006 - 9/30/2006 (4),(5)	$11.56	$0.08		$0.14	$0.22
	9/30/2005 - 3/31/2006 (4)	11.05	0.07		0.60	0.67

PF Portfolio Optimization Model D
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$12.02	$0.05		$0.15	$0.20
	4/1/2005 - 3/31/2006 (4)	10.66	0.10		1.44	1.54
	4/1/2004 - 3/31/2005 (4)	10.11	0.05		0.58	0.63
	12/31/2003 - 3/31/2004 (4)	10.00	0.01		0.10	0.11

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$11.97	$0.02		$0.16	$0.18
	4/1/2005 - 3/31/2006 (4)	10.63	0.04		1.45	1.49
	4/1/2004 - 3/31/2005 (4)	10.10	—	(6)	0.58	0.58
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.11	0.10

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$11.95	$0.02		$0.15	$0.17
	4/1/2005 - 3/31/2006 (4)	10.61	0.04		1.45	1.49
	4/1/2004 - 3/31/2005 (4)	10.09	—	(6)	0.57	0.57
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)		0.10	0.09

Class R:	4/1/2006 - 9/30/2006 (4),(5)	$12.02	$0.05		$0.15	$0.20
	9/30/2005 - 3/31/2006 (4)	11.28	0.05		0.83	0.88

		Distributions

		Dividends from Net Investment Income		Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF Portfolio Optimization Model C
Class A:	4/1/2006 - 9/30/2006 (4),(5)		($0.01)	($0.14)	($0.15)	$11.64
	4/1/2005 - 3/31/2006 (4)		(0.16)	(0.03)	(0.19)	11.56
	4/1/2004 - 3/31/2005 (4)		(0.09)	(0.02)	(0.11)	10.54
	12/31/2003 - 3/31/2004 (4)		—	—	—	10.14

Class B:	4/1/2006 - 9/30/2006 (4),(5)		$— (6)	($0.14)	($0.14)	$11.58
	4/1/2005 - 3/31/2006 (4)		(0.12)	(0.03)	(0.15)	11.51
	4/1/2004 - 3/31/2005 (4)		(0.07)	(0.02)	(0.09)	10.50
	12/31/2003 - 3/31/2004 (4)		—	—	—	10.13

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$	—(6)	($0.14)	($0.14)	$11.57
	4/1/2005 - 3/31/2006 (4)		(0.12)	(0.03)	(0.15)	11.50
	4/1/2004 - 3/31/2005 (4)		(0.07)	(0.02)	(0.09)	10.49
	12/31/2003 - 3/31/2004 (4)		—	—	—	10.12

Class R:	4/1/2006 - 9/30/2006 (4),(5)		($0.01)	($0.14)	($0.15)	$11.63
	9/30/2005 - 3/31/2006 (4)		(0.15)	(0.01)	(0.16)	11.56

PF Portfolio Optimization Model D
Class A:	4/1/2006 - 9/30/2006 (4),(5)		$—	($0.15)	($0.15)	$12.07
	4/1/2005 - 3/31/2006 (4)		(0.13)	(0.05)	(0.18)	12.02
	4/1/2004 - 3/31/2005 (4)		(0.06)	(0.02)	(0.08)	10.66
	12/31/2003 - 3/31/2004 (4)		—	—	—	10.11

Class B:	4/1/2006 - 9/30/2006 (4),(5)		$—	($0.15)	($0.15)	$12.00
	4/1/2005 - 3/31/2006 (4)		(0.10)	(0.05)	(0.15)	11.97
	4/1/2004 - 3/31/2005 (4)		(0.03)	(0.02)	(0.05)	10.63
	12/31/2003 - 3/31/2004 (4)		—	—	—	10.10

Class C:	4/1/2006 - 9/30/2006 (4),(5)		$—	($0.15)	($0.15)	$11.97
	4/1/2005 - 3/31/2006 (4)		(0.10)	(0.05)	(0.15)	11.95
	4/1/2004 - 3/31/2005 (4)		(0.03)	(0.02)	(0.05)	10.61
	12/31/2003 - 3/31/2004 (4)		—	—	—	10.09

Class R:	4/1/2006 - 9/30/2006 (4),(5)		$—	($0.15)	($0.15)	$12.07
	9/30/2005 - 3/31/2006 (4)		(0.13)	(0.01)	(0.14)	12.02

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF Portfolio Optimization Model C
Class A:	4/1/2006 - 9/30/2006 (4),(5)	2.11%	$112,371	0.00%	1.15%	1.44%	8.53%
	4/1/2005 - 3/31/2006 (4)	11.58%	95,079	0.00%	1.20%	1.33%	26.54%
	4/1/2004 - 3/31/2005 (4)	5.09%	53,783	0.00%	1.41%	0.82%	5.78%
	12/31/2003 - 3/31/2004 (4)	1.40%	12,743	0.00%	2.31%	0.36%	0.86%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	1.91%	$35,622	0.50%	1.65%	0.94%	8.53%
	4/1/2005 - 3/31/2006 (4)	11.10%	31,687	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	4.55%	19,414	0.50%	1.91%	0.32%	5.78%
	12/31/2003 - 3/31/2004 (4)	1.30%	5,594	0.50%	2.81%	(0.14%)	0.86%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	1.92%	$105,598	0.50%	1.65%	0.94%	8.53%
	4/1/2005 - 3/31/2006 (4)	11.12%	88,774	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	4.53%	52,510	0.50%	1.91%	0.32%	5.78%
	12/31/2003 - 3/31/2004 (4)	1.20%	16,870	0.50%	2.81%	(0.14%)	0.86%

Class R:	4/1/2006 - 9/30/2006 (4),(5)	2.02%	$925	0.00%	1.15%	1.44%	8.53%
	9/30/2005 - 3/31/2006 (4)	6.16%	13	0.00%	1.20%	1.33%	26.54%

PF Portfolio Optimization Model D
Class A:	4/1/2006 - 9/30/2006 (4),(5)	1.73%	$113,723	0.00%	1.14%	0.80%	7.67%
	4/1/2005 - 3/31/2006 (4)	14.59%	93,498	0.00%	1.19%	0.86%	27.98%
	4/1/2004 - 3/31/2005 (4)	6.26%	43,986	0.00%	1.43%	0.52%	10.16%
	12/31/2003 - 3/31/2004 (4)	1.10%	13,362	0.00%	2.47%	0.22%	0.68%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	1.56%	$43,648	0.50%	1.64%	0.30%	7.67%
	4/1/2005 - 3/31/2006 (4)	14.09%	35,154	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	5.79%	18,954	0.50%	1.93%	0.02%	10.16%
	12/31/2003 - 3/31/2004 (4)	1.00%	6,962	0.50%	2.97%	(0.28%)	0.68%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	1.48%	$106,414	0.50%	1.64%	0.30%	7.67%
	4/1/2005 - 3/31/2006 (4)	14.13%	90,306	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	5.72%	48,159	0.50%	1.93%	0.02%	10.16%
	12/31/2003 - 3/31/2004 (4)	0.90%	12,719	0.50%	2.97%	(0.28%)	0.68%

Class R:	4/1/2006 - 9/30/2006 (4),(5)	1.73%	$625	0.00%	1.14%	0.80%	7.67%
	9/30/2005 - 3/31/2006 (4)	7.92%	11	0.00%	1.19%	0.86%	27.98%

See Notes to Financial Statements	See explanation of references on C-11

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Portfolio Optimization Model E
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$12.57	$0.01	$0.22	$0.23
	4/1/2005 - 3/31/2006 (4)	10.75	0.05	1.94	1.99
	4/1/2004 - 3/31/2005 (4)	10.08	0.02	0.70	0.72
	12/31/2003 - 3/31/2004 (4)	10.00	— (6)	0.08	0.08

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$12.52	($0.02)	$0.22	$0.20
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)	1.94	1.93
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)	0.71	0.68
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.08	0.07

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$12.51	($0.02)	$0.23	$0.21
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)	1.93	1.92
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)	0.71	0.68
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.08	0.07

Class R:	4/1/2006 - 9/30/2006 (4),(5)	$12.57	$0.01	$0.23	$0.24
	9/30/2005 - 3/31/2006 (4)	11.50	0.02	1.17	1.19

PF AllianceBernstein International Value Fund (7)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$15.30	$0.14	$0.38	$0.52
	4/1/2005 - 3/31/2006 (4)	13.22	0.14	2.19	2.33
	4/1/2004 - 3/31/2005 (4)	11.89	0.08	1.46	1.54
	4/1/2003 - 3/31/2004 (4)	8.73	0.06	3.13	3.19
	4/1/2002 - 3/31/2003 (4)	11.09	0.07	(2.33)	(2.26)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.02)	1.14	1.12

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$15.05	$0.10	$0.36	$0.46
	4/1/2005 - 3/31/2006 (4)	13.00	0.07	2.16	2.23
	4/1/2004 - 3/31/2005 (4)	11.73	0.01	1.45	1.46
	4/1/2003 - 3/31/2004 (4)	8.66	0.02	3.07	3.09
	4/1/2002 - 3/31/2003 (4)	11.08	0.02	(2.33)	(2.31)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.14	1.09

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$15.02	$0.10	$0.37	$0.47
	4/1/2005 - 3/31/2006 (4)	13.00	0.07	2.14	2.21
	4/1/2004 - 3/31/2005 (4)	11.73	0.01	1.45	1.46
	4/1/2003 - 3/31/2004 (4)	8.66	0.02	3.07	3.09
	4/1/2002 - 3/31/2003 (4)	11.07	0.02	(2.32)	(2.30)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.14	1.09

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF Portfolio Optimization Model E
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$— (6)	($0.24)	($0.24)	$12.56
	4/1/2005 - 3/31/2006 (4)	(0.11)	(0.06)	(0.17)	12.57
	4/1/2004 - 3/31/2005 (4)	(0.02)	(0.03)	(0.05)	10.75
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.08

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.24)	($0.24)	$12.48
	4/1/2005 - 3/31/2006 (4)	(0.07)	(0.06)	(0.13)	12.52
	4/1/2004 - 3/31/2005 (4)	—	(0.03)	(0.03)	10.72
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.07

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.24)	($0.24)	$12.48
	4/1/2005 - 3/31/2006 (4)	(0.07)	(0.06)	(0.13)	12.51
	4/1/2004 - 3/31/2005 (4)	—	(0.03)	(0.03)	10.72
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.07

Class R:	4/1/2006 - 9/30/2006 (4),(5)	$— (6)	($0.24)	($0.24)	$12.57
	9/30/2005 - 3/31/2006 (4)	(0.11)	(0.01)	(0.12)	12.57

PF AllianceBernstein International Value Fund (7)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	($0.04)	($0.50)	($0.54)	$15.28
	4/1/2005 - 3/31/2006 (4)	(0.08)	(0.17)	(0.25)	15.30
	4/1/2004 - 3/31/2005 (4)	(0.02)	(0.19)	(0.21)	13.22
	4/1/2003 - 3/31/2004 (4)	(0.03)	—	(0.03)	11.89
	4/1/2002 - 3/31/2003 (4)	(0.04)	(0.06)	(0.10)	8.73
	9/28/2001 - 3/31/2002 (4)	(0.03)	—	(0.03)	11.09

Class B:	4/1/2006 - 9/30/2006 (4),(5)	($0.02)	($0.50)	($0.52)	$14.99
	4/1/2005 - 3/31/2006 (4)	(0.01)	(0.17)	(0.18)	15.05
	4/1/2004 - 3/31/2005 (4)	—	(0.19)	(0.19)	13.00
	4/1/2003 - 3/31/2004 (4)	(0.02)	—	(0.02)	11.73
	4/1/2002 - 3/31/2003 (4)	(0.05)	(0.06)	(0.11)	8.66
	9/28/2001 - 3/31/2002 (4)	(0.01)	—	(0.01)	11.08

Class C:	4/1/2006 - 9/30/2006 (4),(5)	($0.02)	($0.50)	($0.52)	$14.97
	4/1/2005 - 3/31/2006 (4)	(0.02)	(0.17)	(0.19)	15.02
	4/1/2004 - 3/31/2005 (4)	—	(0.19)	(0.19)	13.00
	4/1/2003 - 3/31/2004 (4)	(0.02)	—	(0.02)	11.73
	4/1/2002 - 3/31/2003 (4)	(0.05)	(0.06)	(0.11)	8.66
	9/28/2001 - 3/31/2002 (4)	(0.02)	—	(0.02)	11.07

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF Portfolio Optimization Model E
Class A:	4/1/2006 - 9/30/2006 (4),(5)	1.94%	$50,532	0.00%	1.18%	0.21%	11.34%
	4/1/2005 - 3/31/2006 (4)	18.59%	39,397	0.00%	1.29%	0.42%	42.51%
	4/1/2004 - 3/31/2005 (4)	7.17%	18,244	0.00%	1.75%	0.23%	22.37%
	12/31/2003 - 3/31/2004 (4)	0.80%	8,187	0.00%	2.52%	0.09%	0.00%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	1.70%	$16,735	0.50%	1.68%	(0.29%)	11.34%
	4/1/2005 - 3/31/2006 (4)	18.11%	12,889	0.50%	1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	6.75%	6,110	0.50%	2.25%	(0.27%)	22.37%
	12/31/2003 - 3/31/2004 (4)	0.70%	2,409	0.50%	3.02%	(0.41%)	0.00%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	1.78%	$38,267	0.50%	1.68%	(0.29%)	11.34%
	4/1/2005 - 3/31/2006 (4)	18.00%	30,782	0.50%	1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	6.75%	17,510	0.50%	2.25%	(0.27%)	22.37%
	12/31/2003 - 3/31/2004 (4)	0.70%	7,868	0.50%	3.02%	(0.41%)	0.00%

Class R:	4/1/2006 - 9/30/2006 (4),(5)	2.02%	$41	0.00%	1.18%	0.21%	11.34%
	9/30/2005 - 3/31/2006 (4)	10.44%	11	0.00%	1.29%	0.42%	42.51%

PF AllianceBernstein International Value Fund (7)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	3.37%	$56,982	1.78%	2.18%	1.88%	97.88%
	4/1/2005 - 3/31/2006 (4)	17.85%	57,657	1.80%	2.28%	0.99%	55.25%
	4/1/2004 - 3/31/2005 (4)	13.13%	50,801	1.80%	2.45%	0.62%	20.92%
	4/1/2003 - 3/31/2004 (4)	36.57%	20,007	1.80%	2.86%	0.73%	58.63%
	4/1/2002 - 3/31/2003 (4)	(20.50%)	7,218	1.80%	3.89%	0.76%	19.60%
	9/28/2001 - 3/31/2002 (4)	11.21%	7,817	1.80%	7.07%	(0.35%)	7.11%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	3.12%	$521	2.28%	2.68%	1.38%	97.88%
	4/1/2005 - 3/31/2006 (4)	17.36%	427	2.30%	2.78%	0.49%	55.25%
	4/1/2004 - 3/31/2005 (4)	12.59%	449	2.30%	2.95%	0.12%	20.92%
	4/1/2003 - 3/31/2004 (4)	35.79%	324	2.30%	3.36%	0.23%	58.63%
	4/1/2002 - 3/31/2003 (4)	(20.93%)	771	2.30%	4.39%	0.26%	19.60%
	9/28/2001 - 3/31/2002 (4)	10.95%	26	2.30%	7.57%	(0.85%)	7.11%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	3.10%	$1,644	2.28%	2.68%	1.38%	97.88%
	4/1/2005 - 3/31/2006 (4)	17.19%	1,548	2.30%	2.78%	0.49%	55.25%
	4/1/2004 - 3/31/2005 (4)	12.59%	1,212	2.30%	2.95%	0.12%	20.92%
	4/1/2003 - 3/31/2004 (4)	35.79%	781	2.30%	3.36%	0.23%	58.63%
	4/1/2002 - 3/31/2003 (4)	(20.93%)	1,656	2.30%	4.39%	0.26%	19.60%
	9/28/2001 - 3/31/2002 (4)	10.91%	143	2.30%	7.57%	(0.85%)	7.11%

See Notes to Financial Statements	See explanation of references on C-11

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Goldman Sachs Short Duration Bond Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$9.76	$0.15	$0.04	$0.19
	4/1/2005 - 3/31/2006 (4)	9.85	0.19	(0.09)	0.10
	4/1/2004 - 3/31/2005 (4)	10.09	0.09	(0.22)	(0.13)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.08	0.09

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$9.74	$0.13	$0.04	$0.17
	4/1/2005 - 3/31/2006 (4)	9.85	0.14	(0.11)	0.03
	4/1/2004 - 3/31/2005 (4)	10.08	0.04	(0.21)	(0.17)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.09	0.08

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$9.74	$0.13	$0.03	$0.16
	4/1/2005 - 3/31/2006 (4)	9.83	0.14	(0.09)	0.05
	4/1/2004 - 3/31/2005 (4)	10.08	0.04	(0.22)	(0.18)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.09	0.08

PF Janus Growth LT Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$12.23	($0.03)	$0.01	($0.02)
	4/1/2005 - 3/31/2006 (4)	10.64	(0.05)	1.64	1.59
	4/1/2004 - 3/31/2005 (4)	10.34	(0.05)	0.35	0.30
	4/1/2003 - 3/31/2004 (4)	7.62	(0.10)	2.82	2.72
	4/1/2002 - 3/31/2003	10.32	(0.08)	(2.62)	(2.70)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.04)	0.39	0.35

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$12.00	($0.06)	$—	($0.06)
	4/1/2005 - 3/31/2006 (4)	10.49	(0.11)	1.62	1.51
	4/1/2004 - 3/31/2005 (4)	10.24	(0.10)	0.35	0.25
	4/1/2003 - 3/31/2004 (4)	7.58	(0.15)	2.81	2.66
	4/1/2002 - 3/31/2003	10.30	(0.06)	(2.66)	(2.72)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	0.40	0.33

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$11.95	($0.06)	$0.01	($0.05)
	4/1/2005 - 3/31/2006 (4)	10.46	(0.11)	1.60	1.49
	4/1/2004 - 3/31/2005 (4)	10.21	(0.10)	0.35	0.25
	4/1/2003 - 3/31/2004 (4)	7.57	(0.15)	2.79	2.64
	4/1/2002 - 3/31/2003	10.31	(0.08)	(2.66)	(2.74)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	0.40	0.33

			Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF Goldman Sachs Short Duration Bond Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	($0.15)	$—	($0.15)	$9.80
	4/1/2005 - 3/31/2006 (4)	(0.19)	—	(0.19)	9.76
	4/1/2004 - 3/31/2005 (4)	(0.09)	(0.02)	(0.11)	9.85
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.09

Class B:	4/1/2006 - 9/30/2006 (4),(5)	($0.12)	$—	($0.12)	$9.79
	4/1/2005 - 3/31/2006 (4)	(0.14)	—	(0.14)	9.74
	4/1/2004 - 3/31/2005 (4)	(0.04)	(0.02)	(0.06)	9.85
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.08

Class C:	4/1/2006 - 9/30/2006 (4),(5)	($0.12)	$—	($0.12)	$9.78
	4/1/2005 - 3/31/2006 (4)	(0.14)	—	(0.14)	9.74
	4/1/2004 - 3/31/2005 (4)	(0.05)	(0.02)	(0.07)	9.83
	12/31/2003 - 3/31/2004 (4)	—	—	—	10.08

PF Janus Growth LT Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$—	$—	$—	$12.21
	4/1/2005 - 3/31/2006 (4)	—	—	—	12.23
	4/1/2004 - 3/31/2005 (4)	—	—	—	10.64
	4/1/2003 - 3/31/2004 (4)	—	—	—	10.34
	4/1/2002 - 3/31/2003	—	—	—	7.62
	9/28/2001 - 3/31/2002 (4)	(0.03)	—	(0.03)	10.32

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$—	$—	$—	$11.94
	4/1/2005 - 3/31/2006 (4)	—	—	—	12.00
	4/1/2004 - 3/31/2005 (4)	—	—	—	10.49
	4/1/2003 - 3/31/2004 (4)	—	—	—	10.24
	4/1/2002 - 3/31/2003	—	—	—	7.58
	9/28/2001 - 3/31/2002 (4)	(0.03)	—	(0.03)	10.30

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$—	$—	$—	$11.90
	4/1/2005 - 3/31/2006 (4)	—	—	—	11.95
	4/1/2004 - 3/31/2005 (4)	—	—	—	10.46
	4/1/2003 - 3/31/2004 (4)	—	—	—	10.21
	4/1/2002 - 3/31/2003	—	—	—	7.57
	9/28/2001 - 3/31/2002 (4)	(0.02)	—	(0.02)	10.31

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF Goldman Sachs Short Duration Bond Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	1.92%	$52,377	1.52%	1.82%	3.07%	27.47%
	4/1/2005 - 3/31/2006 (4)	1.03%	44,945	1.55%	1.93%	1.97%	91.81%
	4/1/2004 - 3/31/2005 (4)	(1.34%)	35,333	1.55%	2.34%	0.93%	203.81%
	12/31/2003 - 3/31/2004 (4)	0.90%	13,617	1.55%	2.72%	0.23%	144.88%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	1.76%	$17	2.02%	2.32%	2.57%	27.47%
	4/1/2005 - 3/31/2006 (4)	0.35%	20	2.05%	2.43%	1.47%	91.81%
	4/1/2004 - 3/31/2005 (4)	(1.77%)	13	2.05%	2.84%	0.43%	203.81%
	12/31/2003 - 3/31/2004 (4)	0.80%	10	2.05%	3.22%	(0.27%)	144.88%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	1.65%	$371	2.02%	2.32%	2.57%	27.47%
	4/1/2005 - 3/31/2006 (4)	0.52%	588	2.05%	2.43%	1.47%	91.81%
	4/1/2004 - 3/31/2005 (4)	(1.81%)	579	2.05%	2.84%	0.43%	203.81%
	12/31/2003 - 3/31/2004 (4)	0.80%	62	2.05%	3.22%	(0.27%)	144.88%

PF Janus Growth LT Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	(0.16%)	$46,558	1.68%	2.04%	(0.54%)	23.59%
	4/1/2005 - 3/31/2006 (4)	14.94%	43,733	1.70%	2.15%	(0.44%)	69.48%
	4/1/2004 - 3/31/2005 (4)	2.90%	19,585	1.70%	2.54%	(0.44%)	42.84%
	4/1/2003 - 3/31/2004 (4)	35.70%	11,994	1.70%	3.21%	(1.08%)	42.65%
	4/1/2002 - 3/31/2003	(26.16%)	6,832	1.70%	4.01%	(0.95%)	124.73%
	9/28/2001 - 3/31/2002 (4)	3.50%	9,819	1.70%	6.29%	(0.78%)	64.33%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	(0.42%)	$421	2.18%	2.54%	(1.04%)	23.59%
	4/1/2005 - 3/31/2006 (4)	14.30%	412	2.20%	2.65%	(0.94%)	69.48%
	4/1/2004 - 3/31/2005 (4)	2.44%	373	2.20%	3.04%	(0.94%)	42.84%
	4/1/2003 - 3/31/2004 (4)	34.91%	293	2.20%	3.71%	(1.58%)	42.65%
	4/1/2002 - 3/31/2003	(26.31%)	301	2.20%	4.51%	(1.45%)	124.73%
	9/28/2001 - 3/31/2002 (4)	3.27%	57	2.20%	6.79%	(1.28%)	64.33%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	(0.42%)	$1,183	2.18%	2.54%	(1.04%)	23.59%
	4/1/2005 - 3/31/2006 (4)	14.24%	893	2.20%	2.65%	(0.94%)	69.48%
	4/1/2004 - 3/31/2005 (4)	2.45%	472	2.20%	3.04%	(0.94%)	42.84%
	4/1/2003 - 3/31/2004 (4)	34.87%	400	2.20%	3.71%	(1.58%)	42.65%
	4/1/2002 - 3/31/2003	(26.58%)	624	2.20%	4.51%	(1.45%)	124.73%
	9/28/2001 - 3/31/2002 (4)	3.33%	84	2.20%	6.79%	(1.28%)	64.33%

See Notes to Financial Statements	See explanation of references on C-11

C-4

PACIFIC FUNDS FINANCIAL HIGHLIGHTS (Continued) Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Loss	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Lazard Mid-Cap Value Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$10.54	$— (6)	$0.30	$0.30
	4/1/2005 - 3/31/2006 (4)	9.90	(0.02)	1.30	1.28
	12/31/2004 - 3/31/2005 (4)	10.00	(0.01)	(0.09)	(0.10)

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$10.48	($0.03)	$0.30	$0.27
	4/1/2005 - 3/31/2006 (4)	9.89	(0.07)	1.29	1.22
	12/31/2004 - 3/31/2005 (4)	10.00	(0.02)	(0.09)	(0.11)

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$10.47	($0.03)	$0.30	$0.27
	4/1/2005 - 3/31/2006 (4)	9.89	(0.07)	1.29	1.22
	12/31/2004 - 3/31/2005 (4)	10.00	(0.02)	(0.09)	(0.11)

PF Loomis Sayles Large-Cap Growth Fund (8)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$10.85	($0.04)	($1.00)	($1.04)
	4/1/2005 - 3/31/2006 (4)	10.14	(0.07)	0.78	0.71
	4/1/2004 - 3/31/2005 (4)	10.19	(0.01)	(0.04)	(0.05)
	4/1/2003 - 3/31/2004 (4)	8.05	(0.07)	2.21	2.14
	4/1/2002 - 3/31/2003 (4)	10.96	(0.06)	(2.85)	(2.91)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.06	1.01

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$10.62	($0.06)	($0.98)	($1.04)
	4/1/2005 - 3/31/2006 (4)	9.98	(0.12)	0.76	0.64
	4/1/2004 - 3/31/2005 (4)	10.07	(0.06)	(0.03)	(0.09)
	4/1/2003 - 3/31/2004 (4)	7.98	(0.11)	2.20	2.09
	4/1/2002 - 3/31/2003 (4)	10.94	(0.10)	(2.86)	(2.96)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.06	0.98

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$10.60	($0.07)	($0.97)	($1.04)
	4/1/2005 - 3/31/2006 (4)	9.97	(0.12)	0.75	0.63
	4/1/2004 - 3/31/2005 (4)	10.06	(0.06)	(0.03)	(0.09)
	4/1/2003 - 3/31/2004 (4)	7.98	(0.11)	2.19	2.08
	4/1/2002 - 3/31/2003 (4)	10.93	(0.10)	(2.85)	(2.95)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.06	0.98

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF Lazard Mid-Cap Value Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.28)	($0.28)	$10.56
	4/1/2005 - 3/31/2006 (4)	(0.01)	(0.63)	(0.64)	10.54
	12/31/2004 - 3/31/2005 (4)	—	—	—	9.90

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.28)	($0.28)	$10.47
	4/1/2005 - 3/31/2006 (4)	—	(0.63)	(0.63)	10.48
	12/31/2004 - 3/31/2005 (4)	—	—	—	9.89

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.28)	($0.28)	$10.46
	4/1/2005 - 3/31/2006 (4)	(0.01)	(0.63)	(0.64)	10.47
	12/31/2004 - 3/31/2005 (4)	—	—	—	9.89

PF Loomis Sayles Large-Cap Growth Fund (8)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.93)	($0.93)	$8.88
	4/1/2005 - 3/31/2006 (4)	—	—	—	10.85
	4/1/2004 - 3/31/2005 (4)	—	—	—	10.14
	4/1/2003 - 3/31/2004 (4)	—	—	—	10.19
	4/1/2002 - 3/31/2003 (4)	—	—	—	8.05
	9/28/2001 - 3/31/2002 (4)	(0.03)	(0.02)	(0.05)	10.96

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.93)	($0.93)	$8.65
	4/1/2005 - 3/31/2006 (4)	—	—	—	10.62
	4/1/2004 - 3/31/2005 (4)	—	—	—	9.98
	4/1/2003 - 3/31/2004 (4)	—	—	—	10.07
	4/1/2002 - 3/31/2003 (4)	—	—	—	7.98
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.02)	(0.04)	10.94

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.93)	($0.93)	$8.63
	4/1/2005 - 3/31/2006 (4)	—	—	—	10.60
	4/1/2004 - 3/31/2005 (4)	—	—	—	9.97
	4/1/2003 - 3/31/2004 (4)	—	—	—	10.06
	4/1/2002 - 3/31/2003 (4)	—	—	—	7.98
	9/28/2001 - 3/31/2002 (4)	(0.03)	(0.02)	(0.05)	10.93

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expenses Reductions to Average Net Assets (3)	Ratios of Net Investment Loss After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF Lazard Mid-Cap Value Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	2.93%	$53,837	1.76%	2.10%	(0.06%)	170.88%
	4/1/2005 - 3/31/2006 (4)	13.11%	23,992	1.80%	2.44%	(0.16%)	112.93%
	12/31/2004 - 3/31/2005 (4)	(1.00%)	25,454	1.80%	3.20%	(0.42%)	16.26%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	2.66%	$74	2.26%	2.60%	(0.56%)	170.88%
	4/1/2005 - 3/31/2006 (4)	12.53%	64	2.30%	2.94%	(0.66%)	112.93%
	12/31/2004 - 3/31/2005 (4)	(1.10%)	33	2.30%	3.70%	(0.92%)	16.26%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	2.66%	$163	2.26%	2.60%	(0.56%)	170.88%
	4/1/2005 - 3/31/2006 (4)	12.50%	128	2.30%	2.94%	(0.66%)	112.93%
	12/31/2004 - 3/31/2005 (4)	(1.10%)	73	2.30%	3.70%	(0.92%)	16.26%

PF Loomis Sayles Large-Cap Growth Fund (8)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	(9.41%)	$22,548	1.87%	2.54%	(0.89%)	91.95%
	4/1/2005 - 3/31/2006 (4)	7.00%	19,366	1.90%	2.58%	(0.62%)	160.96%
	4/1/2004 - 3/31/2005 (4)	(0.49%)	45,147	1.90%	2.37%	(0.08%)	38.40%
	4/1/2003 - 3/31/2004 (4)	26.58%	23,408	1.90%	3.12%	(0.69%)	78.30%
	4/1/2002 - 3/31/2003 (4)	(26.55%)	7,922	1.90%	3.94%	(0.67%)	35.58%
	9/28/2001 - 3/31/2002 (4)	10.09%	10,867	1.90%	5.99%	(0.92%)	12.63%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	(9.63%)	$490	2.37%	3.04%	(1.39%)	91.95%
	4/1/2005 - 3/31/2006 (4)	6.41%	594	2.40%	3.08%	(1.12%)	160.96%
	4/1/2004 - 3/31/2005 (4)	(0.89%)	526	2.40%	2.87%	(0.58%)	38.40%
	4/1/2003 - 3/31/2004 (4)	26.19%	497	2.40%	3.62%	(1.19%)	78.30%
	4/1/2002 - 3/31/2003 (4)	(27.06%)	757	2.40%	4.44%	(1.17%)	35.58%
	9/28/2001 - 3/31/2002 (4)	9.79%	43	2.40%	6.49%	(1.42%)	12.63%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	(9.65%)	$898	2.37%	3.04%	(1.39%)	91.95%
	4/1/2005 - 3/31/2006 (4)	6.32%	1,654	2.40%	3.08%	(1.12%)	160.96%
	4/1/2004 - 3/31/2005 (4)	(0.89%)	1,367	2.40%	2.87%	(0.58%)	38.40%
	4/1/2003 - 3/31/2004 (4)	26.07%	1,090	2.40%	3.62%	(1.19%)	78.30%
	4/1/2002 - 3/31/2003 (4)	(26.99%)	1,467	2.40%	4.44%	(1.17%)	35.58%
	9/28/2001 - 3/31/2002 (4)	9.74%	154	2.40%	6.49%	(1.42%)	12.63%

See Notes to Financial Statements	See explanation of references on C-11

C-5

PACIFIC FUNDS FINANCIAL HIGHLIGHTS (Continued) Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF MFS International Large-Cap Fund (9)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$15.45	$0.33	$0.65	$0.98
	4/1/2005 - 3/31/2006 (4)	12.83	— (6)	2.89	2.89
	4/1/2004 - 3/31/2005 (4)	11.61	(0.01)	1.46	1.45
	4/1/2003 - 3/31/2004 (4)	8.20	(0.04)	3.45	3.41
	4/1/2002 - 3/31/2003 (4)	11.03	(0.04)	(2.59)	(2.63)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.10	1.05

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$15.15	$0.29	$0.62	$0.91
	4/1/2005 - 3/31/2006 (4)	12.60	(0.07)	2.85	2.78
	4/1/2004 - 3/31/2005 (4)	11.46	(0.07)	1.44	1.37
	4/1/2003 - 3/31/2004 (4)	8.14	(0.09)	3.41	3.32
	4/1/2002 - 3/31/2003 (4)	11.01	(0.08)	(2.59)	(2.67)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.10	1.02

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$15.16	$0.29	$0.63	$0.92
	4/1/2005 - 3/31/2006 (4)	12.62	(0.07)	2.84	2.77
	4/1/2004 - 3/31/2005 (4)	11.48	(0.07)	1.44	1.37
	4/1/2003 - 3/31/2004 (4)	8.14	(0.09)	3.43	3.34
	4/1/2002 - 3/31/2003 (4)	11.01	(0.08)	(2.59)	(2.67)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.10	1.02

PF NB Fasciano Small Equity Fund (10)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$11.22	($0.04)	($0.88)	($0.92)
	4/1/2005 - 3/31/2006 (4)	11.78	(0.10)	1.62	1.52
	4/1/2004 - 3/31/2005 (4)	11.53	(0.16)	0.69	0.53
	4/1/2003 - 3/31/2004 (4)	8.59	(0.15)	3.09	2.94
	4/1/2002 - 3/31/2003 (4)	11.63	(0.16)	(2.88)	(3.04)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.09)	1.81	1.72

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$10.95	($0.07)	($0.86)	($0.93)
	4/1/2005 - 3/31/2006 (4)	11.59	(0.16)	1.60	1.44
	4/1/2004 - 3/31/2005 (4)	11.41	(0.21)	0.67	0.46
	4/1/2003 - 3/31/2004 (4)	8.53	(0.22)	3.10	2.88
	4/1/2002 - 3/31/2003 (4)	11.61	(0.19)	(2.89)	(3.08)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.12)	1.80	1.68

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$10.96	($0.07)	($0.85)	($0.92)
	4/1/2005 - 3/31/2006 (4)	11.61	(0.16)	1.59	1.43
	4/1/2004 - 3/31/2005 (4)	11.42	(0.21)	0.68	0.47
	4/1/2003 - 3/31/2004 (4)	8.55	(0.23)	3.10	2.87
	4/1/2002 - 3/31/2003 (4)	11.61	(0.19)	(2.87)	(3.06)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.12)	1.81	1.69

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF MFS International Large-Cap Fund (9)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.48)	($0.48)	$15.95
	4/1/2005 - 3/31/2006 (4)	(0.04)	(0.23)	(0.27)	15.45
	4/1/2004 - 3/31/2005 (4)	—	(0.23)	(0.23)	12.83
	4/1/2003 - 3/31/2004 (4)	—	—	—	11.61
	4/1/2002 - 3/31/2003 (4)	—	(0.20)	(0.20)	8.20
	9/28/2001 - 3/31/2002 (4)	(0.01)	(0.01)	(0.02)	11.03

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.48)	($0.48)	$15.58
	4/1/2005 - 3/31/2006 (4)	—	(0.23)	(0.23)	15.15
	4/1/2004 - 3/31/2005 (4)	—	(0.23)	(0.23)	12.60
	4/1/2003 - 3/31/2004 (4)	—	—	—	11.46
	4/1/2002 - 3/31/2003 (4)	—	(0.20)	(0.20)	8.14
	9/28/2001 - 3/31/2002 (4)	—	(0.01)	(0.01)	11.01

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.48)	($0.48)	$15.60
	4/1/2005 - 3/31/2006 (4)	—	(0.23)	(0.23)	15.16
	4/1/2004 - 3/31/2005 (4)	—	(0.23)	(0.23)	12.62
	4/1/2003 - 3/31/2004 (4)	—	—	—	11.48
	4/1/2002 - 3/31/2003 (4)	—	(0.20)	(0.20)	8.14
	9/28/2001 - 3/31/2002 (4)	—	(0.01)	(0.01)	11.01

PF NB Fasciano Small Equity Fund (10)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.01)	($0.01)	$10.29
	4/1/2005 - 3/31/2006 (4)	—	(2.08)	(2.08)	11.22
	4/1/2004 - 3/31/2005 (4)	—	(0.28)	(0.28)	11.78
	4/1/2003 - 3/31/2004 (4)	—	—	—	11.53
	4/1/2002 - 3/31/2003 (4)	—	—	—	8.59
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.07)	(0.09)	11.63

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.01)	($0.01)	$10.01
	4/1/2005 - 3/31/2006 (4)	—	(2.08)	(2.08)	10.95
	4/1/2004 - 3/31/2005 (4)	—	(0.28)	(0.28)	11.59
	4/1/2003 - 3/31/2004 (4)	—	—	—	11.41
	4/1/2002 - 3/31/2003 (4)	—	—	—	8.53
	9/28/2001 - 3/31/2002 (4)	—	(0.07)	(0.07)	11.61

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.01)	($0.01)	$10.03
	4/1/2005 - 3/31/2006 (4)	—	(2.08)	(2.08)	10.96
	4/1/2004 - 3/31/2005 (4)	—	(0.28)	(0.28)	11.61
	4/1/2003 - 3/31/2004 (4)	—	—	—	11.42
	4/1/2002 - 3/31/2003 (4)	—	—	—	8.55
	9/28/2001 - 3/31/2002 (4)	(0.01)	(0.07)	(0.08)	11.61

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF MFS International Large-Cap Fund (9)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	6.53%	$56,158	1.98%	2.55%	4.29%	30.57%
	4/1/2005 - 3/31/2006 (4)	22.72%	52,728	2.00%	2.79%	(0.03%)	63.12%
	4/1/2004 - 3/31/2005 (4)	12.73%	38,195	2.00%	3.35%	(0.12%)	55.12%
	4/1/2003 - 3/31/2004 (4)	41.59%	15,358	2.03%	5.96%	(0.38%)	150.05%
	4/1/2002 - 3/31/2003 (4)	(24.11%)	4,505	2.05%	9.08%	(0.40%)	137.37%
	9/28/2001 - 3/31/2002 (4)	10.54%	6,808	2.05%	9.38%	(0.92%)	77.66%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	6.26%	$527	2.48%	3.05%	3.79%	30.57%
	4/1/2005 - 3/31/2006 (4)	22.16%	436	2.50%	3.29%	(0.53%)	63.12%
	4/1/2004 - 3/31/2005 (4)	12.18%	391	2.50%	3.85%	(0.62%)	55.12%
	4/1/2003 - 3/31/2004 (4)	40.79%	265	2.53%	6.46%	(0.88%)	150.05%
	4/1/2002 - 3/31/2003 (4)	(24.52%)	58	2.55%	9.58%	(0.90%)	137.37%
	9/28/2001 - 3/31/2002 (4)	10.24%	22	2.55%	9.88%	(1.42%)	77.66%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	6.25%	$1,134	2.48%	3.05%	3.79%	30.57%
	4/1/2005 - 3/31/2006 (4)	22.12%	897	2.50%	3.29%	(0.53%)	63.12%
	4/1/2004 - 3/31/2005 (4)	12.16%	593	2.50%	3.85%	(0.62%)	55.12%
	4/1/2003 - 3/31/2004 (4)	40.86%	222	2.53%	6.46%	(0.88%)	150.05%
	4/1/2002 - 3/31/2003 (4)	(24.43%)	79	2.55%	9.58%	(0.90%)	137.37%
	9/28/2001 - 3/31/2002 (4)	10.24%	11	2.55%	9.88%	(1.42%)	77.66%

PF NB Fasciano Small Equity Fund (10)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	(8.19%)	$29,916	1.92%	2.29%	(0.81%)	26.14%
	4/1/2005 - 3/31/2006 (4)	15.01%	24,218	1.95%	2.95%	(0.99%)	132.27%
	4/1/2004 - 3/31/2005 (4)	4.54%	7,116	1.95%	3.38%	(1.36%)	201.57%
	4/1/2003 - 3/31/2004 (4)	34.23%	8,469	1.95%	3.55%	(1.61%)	110.77%
	4/1/2002 - 3/31/2003 (4)	(26.14%)	5,031	1.95%	4.27%	(1.66%)	71.87%
	9/28/2001 - 3/31/2002 (4)	17.21%	7,654	1.95%	6.84%	(1.67%)	44.75%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	(8.49%)	$368	2.42%	2.79%	(1.31%)	26.14%
	4/1/2005 - 3/31/2006 (4)	14.49%	425	2.45%	3.45%	(1.49%)	132.27%
	4/1/2004 - 3/31/2005 (4)	3.97%	283	2.45%	3.88%	(1.86%)	201.57%
	4/1/2003 - 3/31/2004 (4)	33.61%	267	2.45%	4.05%	(2.11%)	110.77%
	4/1/2002 - 3/31/2003 (4)	(26.44%)	63	2.45%	4.77%	(2.16%)	71.87%
	9/28/2001 - 3/31/2002 (4)	16.84%	12	2.45%	7.34%	(2.17%)	44.75%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	(8.39%)	$546	2.42%	2.79%	(1.31%)	26.14%
	4/1/2005 - 3/31/2006 (4)	14.38%	539	2.45%	3.45%	(1.49%)	132.27%
	4/1/2004 - 3/31/2005 (4)	4.06%	585	2.45%	3.88%	(1.86%)	201.57%
	4/1/2003 - 3/31/2004 (4)	33.57%	360	2.45%	4.05%	(2.11%)	110.77%
	4/1/2002 - 3/31/2003 (4)	(26.36%)	115	2.45%	4.77%	(2.16%)	71.87%
	9/28/2001 - 3/31/2002 (4)	16.91%	25	2.45%	7.34%	(2.17%)	44.75%

See Notes to Financial Statements	See explanation of references on C-11

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Oppenheimer Main Street Core Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$10.67	$0.02	$0.23	$0.25
	9/30/2005 - 3/31/2006	10.00	0.01	0.67	0.68

PF Oppenheimer Emerging Markets Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$12.00	$0.04	($0.51)	($0.47)
	9/30/2005 - 3/31/2006	10.00	0.08	2.00	2.08

PF PIMCO Managed Bond Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$9.98	$0.16	$0.17	$0.33
	4/1/2005 - 3/31/2006 (4)	10.03	0.29	(0.07)	0.22
	4/1/2004 - 3/31/2005 (4)	10.45	0.14	(0.09)	0.05
	4/1/2003 - 3/31/2004 (4)	10.16	0.17	0.46	0.63
	4/1/2002 - 3/31/2003 (4)	9.85	0.21	1.02	1.23
	9/28/2001 - 3/31/2002	10.00	0.06	(0.09)	(0.03)

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$9.96	$0.14	$0.16	$0.30
	4/1/2005 - 3/31/2006 (4)	10.01	0.24	(0.07)	0.17
	4/1/2004 - 3/31/2005 (4)	10.44	0.09	(0.10)	(0.01)
	4/1/2003 - 3/31/2004 (4)	10.14	0.12	0.46	0.58
	4/1/2002 - 3/31/2003 (4)	9.84	0.15	1.03	1.18
	9/28/2001 - 3/31/2002	10.00	0.04	(0.10)	(0.06)

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$9.98	$0.14	$0.16	$0.30
	4/1/2005 - 3/31/2006 (4)	10.02	0.24	(0.06)	0.18
	4/1/2004 - 3/31/2005 (4)	10.44	0.09	(0.09)	—
	4/1/2003 - 3/31/2004 (4)	10.14	0.12	0.46	0.58
	4/1/2002 - 3/31/2003 (4)	9.84	0.15	1.03	1.18
	9/28/2001 - 3/31/2002	10.00	0.04	(0.10)	(0.06)

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF Oppenheimer Main Street Core Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$— (6)	($0.10)	($0.10)	$10.82
	9/30/2005 - 3/31/2006	(0.01)	—	(0.01)	10.67

PF Oppenheimer Emerging Markets Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	($0.05)	($0.40)	($0.45)	$11.08
	9/30/2005 - 3/31/2006	(0.08)	— (6)	(0.08)	12.00

PF PIMCO Managed Bond Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	($0.18)	$—	($0.18)	$10.13
	4/1/2005 - 3/31/2006 (4)	(0.27)	—	(0.27)	9.98
	4/1/2004 - 3/31/2005 (4)	(0.25)	(0.22)	(0.47)	10.03
	4/1/2003 - 3/31/2004 (4)	(0.34)	—	(0.34)	10.45
	4/1/2002 - 3/31/2003 (4)	(0.36)	(0.56)	(0.92)	10.16
	9/28/2001 - 3/31/2002	(0.07)	(0.05)	(0.12)	9.85

Class B:	4/1/2006 - 9/30/2006 (4),(5)	($0.15)	$—	($0.15)	$10.11
	4/1/2005 - 3/31/2006 (4)	(0.22)	—	(0.22)	9.96
	4/1/2004 - 3/31/2005 (4)	(0.20)	(0.22)	(0.42)	10.01
	4/1/2003 - 3/31/2004 (4)	(0.28)	—	(0.28)	10.44
	4/1/2002 - 3/31/2003 (4)	(0.32)	(0.56)	(0.88)	10.14
	9/28/2001 - 3/31/2002	(0.05)	(0.05)	(0.10)	9.84

Class C:	4/1/2006 - 9/30/2006 (4),(5)	($0.16)	$—	($0.16)	$10.12
	4/1/2005 - 3/31/2006 (4)	(0.22)	—	(0.22)	9.98
	4/1/2004 - 3/31/2005 (4)	(0.20)	(0.22)	(0.42)	10.02
	4/1/2003 - 3/31/2004 (4)	(0.28)	—	(0.28)	10.44
	4/1/2002 - 3/31/2003 (4)	(0.32)	(0.56)	(0.88)	10.14
	9/28/2001 - 3/31/2002	(0.05)	(0.05)	(0.10)	9.84

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF Oppenheimer Main Street Core Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	2.39%	$64,834	1.57%	1.94%	0.31%	44.54%
	9/30/2005 - 3/31/2006	6.85%	53,930	1.60%	2.00%	0.29%	42.30%

PF Oppenheimer Emerging Markets Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	(3.65%)	$38,306	1.92%	4.04%	0.78%	36.63%
	9/30/2005 - 3/31/2006	20.94%	33,476	1.95%	5.53%	1.88%	41.88%

PF PIMCO Managed Bond Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	3.35%	$80,632	1.52%	1.88%	3.31%	172.58%
	4/1/2005 - 3/31/2006 (4)	2.19%	68,825	1.55%	2.00%	2.84%	534.38%
	4/1/2004 - 3/31/2005 (4)	0.56%	42,546	1.55%	2.22%	1.37%	323.24%
	4/1/2003 - 3/31/2004 (4)	6.28%	19,802	1.55%	2.86%	1.65%	459.70%
	4/1/2002 - 3/31/2003 (4)	12.80%	18,236	1.55%	2.82%	2.02%	445.26%
	9/28/2001 - 3/31/2002	(0.28%)	33,055	1.55%	2.54%	1.16%	522.25%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	3.10%	$926	2.02%	2.38%	2.81%	172.58%
	4/1/2005 - 3/31/2006 (4)	1.67%	1,049	2.05%	2.50%	2.34%	534.38%
	4/1/2004 - 3/31/2005 (4)	(0.05%)	1,135	2.05%	2.72%	0.87%	323.24%
	4/1/2003 - 3/31/2004 (4)	5.86%	972	2.05%	3.36%	1.15%	459.70%
	4/1/2002 - 3/31/2003 (4)	12.27%	1,986	2.05%	3.32%	1.52%	445.26%
	9/28/2001 - 3/31/2002	(0.55%)	173	2.05%	3.04%	0.66%	522.25%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	2.99%	$2,082	2.02%	2.38%	2.81%	172.58%
	4/1/2005 - 3/31/2006 (4)	1.75%	2,082	2.05%	2.50%	2.34%	534.38%
	4/1/2004 - 3/31/2005 (4)	0.04%	2,353	2.05%	2.72%	0.87%	323.24%
	4/1/2003 - 3/31/2004 (4)	5.86%	2,315	2.05%	3.36%	1.15%	459.70%
	4/1/2002 - 3/31/2003 (4)	12.28%	4,573	2.05%	3.32%	1.52%	445.26%
	9/28/2001 - 3/31/2002	(0.57%)	370	2.05%	3.04%	0.66%	522.25%

See Notes to Financial Statements	See explanation of references on C-11

C-7

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF PIMCO Inflation Managed Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$10.00	$0.24		$0.12	$0.36
	4/1/2005 - 3/31/2006 (4)	10.51	0.33		(0.36)	(0.03)
	4/1/2004 - 3/31/2005 (4)	10.93	0.20		(0.01)	0.19
	4/1/2003 - 3/31/2004 (4)	10.28	0.12		0.96	1.08
	12/31/2002 - 3/31/2003 (4)	10.00	0.06		0.27	0.33

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$9.93	$0.22		$0.10	$0.32
	4/1/2005 - 3/31/2006 (4)	10.45	0.28		(0.36)	(0.08)
	4/1/2004 - 3/31/2005 (4)	10.89	0.15		(0.02)	0.13
	4/1/2003 - 3/31/2004 (4)	10.27	0.07		0.95	1.02
	12/31/2002 - 3/31/2003 (4)	10.00	0.04		0.28	0.32

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$9.93	$0.22		$0.10	$0.32
	4/1/2005 - 3/31/2006 (4)	10.45	0.28		(0.37)	(0.09)
	4/1/2004 - 3/31/2005 (4)	10.89	0.15		(0.01)	0.14
	4/1/2003 - 3/31/2004 (4)	10.27	0.07		0.95	1.02
	12/31/2002 - 3/31/2003 (4)	10.00	0.04		0.28	0.32

PF Pacific Life Money Market Fund (11)
Class A:	4/1/2006 - 9/30/2006 (5)	$1.00	$0.02		$—	$0.02
	4/1/2005 - 3/31/2006	1.00	0.03		—	0.03
	4/1/2004 - 3/31/2005	1.00	0.01		—	0.01
	4/1/2003 - 3/31/2004	1.00	—	(6)	—	— (6)
	4/1/2002 - 3/31/2003	1.00	0.01		—	0.01
	9/28/2001 - 3/31/2002	1.00	—	(6)	—	— (6)

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF PIMCO Inflation Managed Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	($0.20)	$—	($0.20)	$10.16
	4/1/2005 - 3/31/2006 (4)	(0.47)	(0.01)	(0.48)	10.00
	4/1/2004 - 3/31/2005 (4)	(0.26)	(0.35)	(0.61)	10.51
	4/1/2003 - 3/31/2004 (4)	(0.20)	(0.23)	(0.43)	10.93
	12/31/2002 - 3/31/2003 (4)	(0.05)	—	(0.05)	10.28

Class B:	4/1/2006 - 9/30/2006 (4),(5)	($0.17)	$—	($0.17)	$10.08
	4/1/2005 - 3/31/2006 (4)	(0.43)	(0.01)	(0.44)	9.93
	4/1/2004 - 3/31/2005 (4)	(0.22)	(0.35)	(0.57)	10.45
	4/1/2003 - 3/31/2004 (4)	(0.17)	(0.23)	(0.40)	10.89
	12/31/2002 - 3/31/2003 (4)	(0.05)	—	(0.05)	10.27

Class C:	4/1/2006 - 9/30/2006 (4),(5)	($0.17)	$—	($0.17)	$10.08
	4/1/2005 - 3/31/2006 (4)	(0.42)	(0.01)	(0.43)	9.93
	4/1/2004 - 3/31/2005 (4)	(0.23)	(0.35)	(0.58)	10.45
	4/1/2003 - 3/31/2004 (4)	(0.17)	(0.23)	(0.40)	10.89
	12/31/2002 - 3/31/2003 (4)	(0.05)	—	(0.05)	10.27

PF Pacific Life Money Market Fund (11)
Class A:	4/1/2006 - 9/30/2006 (5)	($0.02)	$—	($0.02)	$1.00
	4/1/2005 - 3/31/2006	(0.03)	—	(0.03)	1.00
	4/1/2004 - 3/31/2005	(0.01)	—	(0.01)	1.00
	4/1/2003 - 3/31/2004	— (6)	—	— (6)	1.00
	4/1/2002 - 3/31/2003	(0.01)	—	(0.01)	1.00
	9/28/2001 - 3/31/2002	— (6)	—	— (6)	1.00

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)		Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF PIMCO Inflation Managed Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	3.59%	$63,852	1.52%		1.85%	4.86%	226.49%
	4/1/2005 - 3/31/2006 (4)	(0.44%)	66,103	1.55%		1.89%	3.21%	188.82%
	4/1/2004 - 3/31/2005 (4)	1.99%	36,465	1.55%		2.04%	1.96%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.75%	16,263	1.55%		2.73%	1.13%	507.96%
	12/31/2002 - 3/31/2003 (4)	3.30%	6,290	1.55%		4.00%	2.19%	199.92%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	3.28%	$1,143	2.02%		2.35%	4.36%	226.49%
	4/1/2005 - 3/31/2006 (4)	(0.91%)	1,402	2.05%		2.39%	2.71%	188.82%
	4/1/2004 - 3/31/2005 (4)	1.43%	1,199	2.05%		2.54%	1.46%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.20%	697	2.05%		3.23%	0.63%	507.96%
	12/31/2002 - 3/31/2003 (4)	3.16%	161	2.05%		4.50%	1.69%	199.92%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	3.27%	$3,781	2.02%		2.35%	4.36%	226.49%
	4/1/2005 - 3/31/2006 (4)	(0.95%)	4,142	2.05%		2.39%	2.71%	188.82%
	4/1/2004 - 3/31/2005 (4)	1.44%	5,682	2.05%		2.54%	1.46%	284.19%
	4/1/2003 - 3/31/2004 (4)	10.27%	4,065	2.05%		3.23%	0.63%	507.96%
	12/31/2002 - 3/31/2003 (4)	3.11%	480	2.05%		4.50%	1.69%	199.92%

PF Pacific Life Money Market Fund (11)
Class A:	4/1/2006 - 9/30/2006 (5)	2.03%	$15,277	1.08	% (12)	1.54%	3.99%	N/A
	4/1/2005 - 3/31/2006	2.76%	19,293	0.94	% (12)	1.79%	2.67%	N/A
	4/1/2004 - 3/31/2005	0.77%	22,341	0.95	% (12)	2.05%	0.83%	N/A
	4/1/2003 - 3/31/2004	0.18%	14,627	0.95	% (12)	2.53%	0.14%	N/A
	4/1/2002 - 3/31/2003	0.58%	13,092	1.08	% (12)	2.50%	0.59%	N/A
	9/28/2001 - 3/31/2002	0.33%	27,056	1.35	% (12)	2.59%	0.57%	N/A

See Notes to Financial Statements	See explanation of references on C-11

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Salomon Brothers Large-Cap Value Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$12.67	$0.02	$0.47	$0.49
	4/1/2005 - 3/31/2006 (4)	11.30	0.02	1.38	1.40
	4/1/2004 - 3/31/2005 (4)	10.94	0.06	0.35	0.41
	4/1/2003 - 3/31/2004 (4)	7.83	0.03	3.09	3.12
	4/1/2002 - 3/31/2003 (4)	10.92	0.04	(3.05)	(3.01)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.01)	0.96	0.95

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$12.51	($0.01)	$0.46	$0.45
	4/1/2005 - 3/31/2006 (4)	11.19	(0.03)	1.37	1.34
	4/1/2004 - 3/31/2005 (4)	10.83	— (6)	0.36	0.36
	4/1/2003 - 3/31/2004 (4)	7.78	(0.02)	3.08	3.06
	4/1/2002 - 3/31/2003 (4)	10.91	(0.01)	(3.03)	(3.04)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.03)	0.97	0.94

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$12.48	($0.01)	$0.46	$0.45
	4/1/2005 - 3/31/2006 (4)	11.16	(0.03)	1.36	1.33
	4/1/2004 - 3/31/2005 (4)	10.81	— (6)	0.35	0.35
	4/1/2003 - 3/31/2004 (4)	7.77	(0.02)	3.07	3.05
	4/1/2002 - 3/31/2003 (4)	10.90	(0.01)	(3.04)	(3.05)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.03)	0.96	0.93

PF Van Kampen Comstock Fund (13)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$12.92	$0.06	$0.68	$0.74
	4/1/2005 - 3/31/2006 (4)	12.58	0.10	0.83	0.93
	4/1/2004 - 3/31/2005 (4)	11.37	0.07	1.19	1.26
	4/1/2003 - 3/31/2004 (4)	8.16	0.02	3.19	3.21
	4/1/2002 - 3/31/2003	11.45	(0.11)	(3.12)	(3.23)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.54	1.49

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$12.75	$0.03	$0.66	$0.69
	4/1/2005 - 3/31/2006 (4)	12.42	0.04	0.82	0.86
	4/1/2004 - 3/31/2005 (4)	11.24	0.01	1.17	1.18
	4/1/2003 - 3/31/2004 (4)	8.10	(0.03)	3.17	3.14
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.16)	(3.27)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	1.54	1.47

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$12.72	$0.03	$0.67	$0.70
	4/1/2005 - 3/31/2006 (4)	12.41	0.04	0.81	0.85
	4/1/2004 - 3/31/2005 (4)	11.24	0.01	1.17	1.18
	4/1/2003 - 3/31/2004 (4)	8.11	(0.03)	3.16	3.13
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.15)	(3.26)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	1.53	1.46

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF Salomon Brothers Large-Cap Value Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$— (6)	($0.82)	($0.82)	$12.34
	4/1/2005 - 3/31/2006 (4)	(0.03)	— (6)	(0.03)	12.67
	4/1/2004 - 3/31/2005 (4)	(0.05)	—	(0.05)	11.30
	4/1/2003 - 3/31/2004 (4)	(0.01)	—	(0.01)	10.94
	4/1/2002 - 3/31/2003 (4)	(0.02)	(0.06)	(0.08)	7.83
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.01)	(0.03)	10.92

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.82)	($0.82)	$12.14
	4/1/2005 - 3/31/2006 (4)	(0.02)	— (6)	(0.02)	12.51
	4/1/2004 - 3/31/2005 (4)	—	—	—	11.19
	4/1/2003 - 3/31/2004 (4)	(0.01)	—	(0.01)	10.83
	4/1/2002 - 3/31/2003 (4)	(0.03)	(0.06)	(0.09)	7.78
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.01)	(0.03)	10.91

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.82)	($0.82)	$12.11
	4/1/2005 - 3/31/2006 (4)	(0.01)	— (6)	(0.01)	12.48
	4/1/2004 - 3/31/2005 (4)	—	—	—	11.16
	4/1/2003 - 3/31/2004 (4)	(0.01)	—	(0.01)	10.81
	4/1/2002 - 3/31/2003 (4)	(0.02)	(0.06)	(0.08)	7.77
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.01)	(0.03)	10.90

PF Van Kampen Comstock Fund (13)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	($0.02)	($0.23)	($0.25)	$13.41
	4/1/2005 - 3/31/2006 (4)	(0.06)	(0.53)	(0.59)	12.92
	4/1/2004 - 3/31/2005 (4)	(0.05)	—	(0.05)	12.58
	4/1/2003 - 3/31/2004 (4)	—	—	—	11.37
	4/1/2002 - 3/31/2003	—	(0.06)	(0.06)	8.16
	9/28/2001 - 3/31/2002 (4)	(0.04)	—	(0.04)	11.45

Class B:	4/1/2006 - 9/30/2006 (4),(5)	($0.01)	($0.23)	($0.24)	$13.20
	4/1/2005 - 3/31/2006 (4)	—	(0.53)	(0.53)	12.75
	4/1/2004 - 3/31/2005 (4)	—	—	—	12.42
	4/1/2003 - 3/31/2004 (4)	—	—	—	11.24
	4/1/2002 - 3/31/2003	—	(0.06)	(0.06)	8.10
	9/28/2001 - 3/31/2002 (4)	(0.04)	—	(0.04)	11.43

Class C:	4/1/2006 - 9/30/2006 (4),(5)	($0.01)	($0.23)	($0.24)	$13.18
	4/1/2005 - 3/31/2006 (4)	(0.01)	(0.53)	(0.54)	12.72
	4/1/2004 - 3/31/2005 (4)	(0.01)	—	(0.01)	12.41
	4/1/2003 - 3/31/2004 (4)	—	—	—	11.24
	4/1/2002 - 3/31/2003	—	(0.06)	(0.06)	8.11
	9/28/2001 - 3/31/2002 (4)	(0.03)	—	(0.03)	11.43

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF Salomon Brothers Large-Cap Value Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	4.13%	$43,559	1.77%	2.13%	0.34%	14.24%
	4/1/2005 - 3/31/2006 (4)	12.47%	34,459	1.80%	2.25%	0.20%	77.07%
	4/1/2004 - 3/31/2005 (4)	3.78%	50,430	1.80%	2.28%	0.54%	43.72%
	4/1/2003 - 3/31/2004 (4)	39.91%	25,315	1.80%	2.73%	0.29%	38.10%
	4/1/2002 - 3/31/2003 (4)	(27.69%)	11,736	1.80%	2.94%	0.41%	49.00%
	9/28/2001 - 3/31/2002 (4)	9.54%	19,748	1.80%	3.93%	(0.14%)	27.37%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	3.85%	$650	2.27%	2.63%	(0.16%)	14.24%
	4/1/2005 - 3/31/2006 (4)	11.99%	573	2.30%	2.75%	(0.30%)	77.07%
	4/1/2004 - 3/31/2005 (4)	3.32%	504	2.30%	2.78%	0.04%	43.72%
	4/1/2003 - 3/31/2004 (4)	39.36%	556	2.30%	3.23%	(0.21%)	38.10%
	4/1/2002 - 3/31/2003 (4)	(28.02%)	955	2.30%	3.44%	(0.09%)	49.00%
	9/28/2001 - 3/31/2002 (4)	9.38%	151	2.30%	4.43%	(0.64%)	27.37%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	3.86%	$1,832	2.27%	2.63%	(0.16%)	14.24%
	4/1/2005 - 3/31/2006 (4)	11.88%	1,599	2.30%	2.75%	(0.30%)	77.07%
	4/1/2004 - 3/31/2005 (4)	3.33%	1,538	2.30%	2.78%	0.04%	43.72%
	4/1/2003 - 3/31/2004 (4)	39.27%	1,277	2.30%	3.23%	(0.21%)	38.10%
	4/1/2002 - 3/31/2003 (4)	(28.08%)	2,015	2.30%	3.44%	(0.09%)	49.00%
	9/28/2001 - 3/31/2002 (4)	9.30%	243	2.30%	4.43%	(0.64%)	27.37%

PF Van Kampen Comstock Fund (13)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	5.89%	$63,096	1.88%	2.17%	0.94%	27.58%
	4/1/2005 - 3/31/2006 (4)	7.62%	62,447	1.90%	2.25%	0.79%	22.40%
	4/1/2004 - 3/31/2005 (4)	11.08%	23,017	1.90%	2.70%	0.55%	34.41%
	4/1/2003 - 3/31/2004 (4)	39.34%	11,945	1.90%	3.59%	0.24%	105.34%
	4/1/2002 - 3/31/2003	(28.26%)	5,331	1.90%	3.87%	(1.04%)	37.78%
	9/28/2001 - 3/31/2002 (4)	14.94%	9,002	1.90%	6.26%	(0.84%)	18.71%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	5.53%	$617	2.38%	2.67%	0.44%	27.58%
	4/1/2005 - 3/31/2006 (4)	7.14%	532	2.40%	2.75%	0.29%	22.40%
	4/1/2004 - 3/31/2005 (4)	10.50%	388	2.40%	3.20%	0.05%	34.41%
	4/1/2003 - 3/31/2004 (4)	38.77%	453	2.40%	4.09%	(0.26%)	105.34%
	4/1/2002 - 3/31/2003	(28.66%)	201	2.40%	4.37%	(1.54%)	37.78%
	9/28/2001 - 3/31/2002 (4)	14.71%	105	2.40%	6.76%	(1.34%)	18.71%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	5.61%	$1,003	2.38%	2.67%	0.44%	27.58%
	4/1/2005 - 3/31/2006 (4)	7.05%	938	2.40%	2.75%	0.29%	22.40%
	4/1/2004 - 3/31/2005 (4)	10.50%	872	2.40%	3.20%	0.05%	34.41%
	4/1/2003 - 3/31/2004 (4)	38.60%	226	2.40%	4.09%	(0.26%)	105.34%
	4/1/2002 - 3/31/2003	(28.57%)	74	2.40%	4.37%	(1.54%)	37.78%
	9/28/2001 - 3/31/2002 (4)	14.67%	21	2.40%	6.76%	(1.34%)	18.71%

See Notes to Financial Statements	See explanation of references on C-11

C-9

PACIFIC FUNDS FINANCIAL HIGHLIGHTS (Continued) Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations

PF Van Kampen Mid-Cap Growth Fund (14)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$11.67	($0.05)	($0.82)	($0.87)
	4/1/2005 - 3/31/2006 (4)	8.93	(0.11)	2.85	2.74
	4/1/2004 - 3/31/2005 (4)	8.01	(0.12)	1.04	0.92
	4/1/2003 - 3/31/2004 (4)	5.92	(0.10)	2.19	2.09
	4/1/2002 - 3/31/2003	11.18	(0.09)	(4.33)	(4.42)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.45	1.37

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$11.45	($0.08)	($0.80)	($0.88)
	4/1/2005 - 3/31/2006 (4)	8.80	(0.15)	2.80	2.65
	4/1/2004 - 3/31/2005 (4)	7.93	(0.15)	1.02	0.87
	4/1/2003 - 3/31/2004 (4)	5.88	(0.14)	2.19	2.05
	4/1/2002 - 3/31/2003	11.17	(0.08)	(4.37)	(4.45)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.11)	1.45	1.34

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$11.42	($0.08)	($0.79)	($0.87)
	4/1/2005 - 3/31/2006 (4)	8.79	(0.15)	2.78	2.63
	4/1/2004 - 3/31/2005 (4)	7.92	(0.16)	1.03	0.87
	4/1/2003 - 3/31/2004 (4)	5.88	(0.14)	2.18	2.04
	4/1/2002 - 3/31/2003	11.16	(0.09)	(4.35)	(4.44)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.11)	1.46	1.35

PF Van Kampen Real Estate Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$12.89	$0.01	$1.04	$1.05
	4/1/2005 - 3/31/2006 (4)	9.39	0.05	3.70	3.75
	12/31/2004 - 3/31/2005 (4)	10.00	0.05	(0.64)	(0.59)

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$12.85	($0.02)	$1.04	$1.02
	4/1/2005 - 3/31/2006 (4)	9.39	(0.01)	3.70	3.69
	12/31/2004 - 3/31/2005 (4)	10.00	0.04	(0.64)	(0.60)

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$12.85	($0.02)	$1.03	$1.01
	4/1/2005 - 3/31/2006 (4)	9.38	(0.01)	3.70	3.69
	12/31/2004 - 3/31/2005 (4)	10.00	0.03	(0.64)	(0.61)

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period

PF Van Kampen Mid-Cap Growth Fund (14)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.73)	($0.73)	$10.07
	4/1/2005 - 3/31/2006 (4)	—	—	—	11.67
	4/1/2004 - 3/31/2005 (4)	—	—	—	8.93
	4/1/2003 - 3/31/2004 (4)	—	—	—	8.01
	4/1/2002 - 3/31/2003	—	(0.84)	(0.84)	5.92
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.17)	(0.19)	11.18

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.73)	($0.73)	$9.84
	4/1/2005 - 3/31/2006 (4)	—	—	—	11.45
	4/1/2004 - 3/31/2005 (4)	—	—	—	8.80
	4/1/2003 - 3/31/2004 (4)	—	—	—	7.93
	4/1/2002 - 3/31/2003	—	(0.84)	(0.84)	5.88
	9/28/2001 - 3/31/2002 (4)	—	(0.17)	(0.17)	11.17

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.73)	($0.73)	$9.82
	4/1/2005 - 3/31/2006 (4)	—	—	—	11.42
	4/1/2004 - 3/31/2005 (4)	—	—	—	8.79
	4/1/2003 - 3/31/2004 (4)	—	—	—	7.92
	4/1/2002 - 3/31/2003	—	(0.84)	(0.84)	5.88
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.17)	(0.19)	11.16

PF Van Kampen Real Estate Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.14)	($0.14)	$13.80
	4/1/2005 - 3/31/2006 (4)	(0.17)	(0.08)	(0.25)	12.89
	12/31/2004 - 3/31/2005 (4)	(0.02)	—	(0.02)	9.39

Class B:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.14)	($0.14)	$13.73
	4/1/2005 - 3/31/2006 (4)	(0.15)	(0.08)	(0.23)	12.85
	12/31/2004 - 3/31/2005 (4)	(0.01)	—	(0.01)	9.39

Class C:	4/1/2006 - 9/30/2006 (4),(5)	$—	($0.14)	($0.14)	$13.72
	4/1/2005 - 3/31/2006 (4)	(0.14)	(0.08)	(0.22)	12.85
	12/31/2004 - 3/31/2005 (4)	(0.01)	—	(0.01)	9.38

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Portfolio Turnover Rates

PF Van Kampen Mid-Cap Growth Fund (14)
Class A:	4/1/2006 - 9/30/2006 (4),(5)	(7.64%)	$48,466	1.82%	2.16%	(0.98%)	25.24%
	4/1/2005 - 3/31/2006 (4)	30.68%	39,980	1.85%	2.29%	(1.04%)	107.64%
	4/1/2004 - 3/31/2005 (4)	11.49%	36,882	1.85%	2.43%	(1.37%)	82.70%
	4/1/2003 - 3/31/2004 (4)	35.30%	18,388	1.85%	3.29%	(1.42%)	326.09%
	4/1/2002 - 3/31/2003	(40.51%)	6,191	1.85%	4.31%	(1.39%)	158.16%
	9/28/2001 - 3/31/2002 (4)	13.79%	11,383	1.85%	5.33%	(1.44%)	70.54%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	(7.89%)	$900	2.32%	2.66%	(1.48%)	25.24%
	4/1/2005 - 3/31/2006 (4)	30.11%	948	2.35%	2.79%	(1.54%)	107.64%
	4/1/2004 - 3/31/2005 (4)	10.97%	667	2.35%	2.93%	(1.87%)	82.70%
	4/1/2003 - 3/31/2004 (4)	34.86%	504	2.35%	3.79%	(1.92%)	326.09%
	4/1/2002 - 3/31/2003	(40.84%)	586	2.35%	4.81%	(1.89%)	158.16%
	9/28/2001 - 3/31/2002 (4)	13.52%	82	2.35%	5.83%	(1.94%)	70.54%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	(7.82%)	$1,968	2.32%	2.66%	(1.48%)	25.24%
	4/1/2005 - 3/31/2006 (4)	29.92%	2,460	2.35%	2.79%	(1.54%)	107.64%
	4/1/2004 - 3/31/2005 (4)	10.99%	1,436	2.35%	2.93%	(1.87%)	82.70%
	4/1/2003 - 3/31/2004 (4)	34.69%	958	2.35%	3.79%	(1.92%)	326.09%
	4/1/2002 - 3/31/2003	(40.78%)	1,141	2.35%	4.81%	(1.89%)	158.16%
	9/28/2001 - 3/31/2002 (4)	13.53%	116	2.35%	5.83%	(1.94%)	70.54%

PF Van Kampen Real Estate Fund
Class A:	4/1/2006 - 9/30/2006 (4),(5)	8.19%	$24,327	2.03%	2.47%	0.22%	17.61%
	4/1/2005 - 3/31/2006 (4)	40.43%	25,552	2.05%	2.76%	0.41%	9.81%
	12/31/2004 - 3/31/2005 (4)	(5.95%)	13,853	2.05%	3.57%	2.01%	0.79%

Class B:	4/1/2006 - 9/30/2006 (4),(5)	7.98%	$120	2.53%	2.97%	(0.28%)	17.61%
	4/1/2005 - 3/31/2006 (4)	39.65%	97	2.55%	3.26%	(0.09%)	9.81%
	12/31/2004 - 3/31/2005 (4)	(6.05%)	17	2.55%	4.07%	1.51%	0.79%

Class C:	4/1/2006 - 9/30/2006 (4),(5)	7.91%	$167	2.53%	2.97%	(0.28%)	17.61%
	4/1/2005 - 3/31/2006 (4)	39.74%	114	2.55%	3.26%	(0.09%)	9.81%
	12/31/2004 - 3/31/2005 (4)	(6.06%)	32	2.55%	4.07%	1.51%	0.79%

See Notes to Financial Statements	See explanation of references on C-11

C-10

PACIFIC FUNDS FINANCIAL HIGHLIGHTS (Continued) Explanation of References

(1)

The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(2)

The ratios of net expenses after expense reductions to average daily net assets are after adviser expense reimbursements and distribution and/or service fee waivers, if any, as discussed in Note 5 to the Financial Statements. The expense ratios for all the PF Portfolio Optimization Models do not include expenses of the underlying funds (see Note 1 to Financial Statements) in which the Portfolio Optimization Models invest.

(3)	The ratios are annualized for periods of less than one full year.

(4)	Per share investment income has been calculated using the average shares method.

(5)	Unaudited.

(6)	Amount represents less than $0.005 per share or less than 0.005%.

(7)	Prior to May 1, 2006, the PF AllianceBernstein International Value Fund was named PF Lazard International Value Fund.

(8)	Prior to January 1, 2006, the PF Loomis Sayles Large-Cap Growth Fund was named the PF AIM Blue Chip Fund.

(9)	Prior to January 1, 2004, the PF MFS International Large-Cap Fund was named the PF MFS Global Growth Fund.

(10)	Prior to October 1, 2005, the PF NB Fasciano Small Equity Fund was named the PF AIM Aggressive Growth Fund.

(11)	Class B and C shares of the PF Pacific Life Money Market Fund were converted to Class A shares on June 29, 2005.

(12)

The expense cap for the PF Pacific Life Money Market Class A was 0.05% for the period 7/1/02 - 6/30/05. Subsequent to 6/30/05 the expense cap was 0.45%. The effect of the distribution and/or service fee waivers by the Distributor on the ratios of net expenses after expense reductions to the average net assets for the PF Pacific Life Money Market Class A was 0.11% for the year ended 3/31/06.

(13)	Prior to May 1, 2003, the PF Van Kampen Comstock Fund was named the PF Janus Strategic Value Fund.

(14)	Prior to May 1, 2003, the PF Van Kampen Mid-Cap Growth Fund was named the PF MFS Mid-Cap Growth Fund.

See Notes to Financial Statements

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

          Pacific Funds is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company, and as of September 30, 2006, was comprised of twenty-one separate funds (each individually, a “Fund”, and collectively, the “Funds”): PF Portfolio Optimization Model A, PF Portfolio Optimization Model B, PF Portfolio Optimization Model C, PF Portfolio Optimization Model D, PF Portfolio Optimization Model E, PF AllianceBernstein International Value Fund (formerly PF Lazard International Value), PF Goldman Sachs Short Duration Bond, PF Janus Growth LT, PF Lazard Mid-Cap Value, PF Loomis Sayles Large-Cap Growth, PF MFS International Large-Cap, PF NB Fasciano Small Equity, PF Oppenheimer Main Street® Core, PF Oppenheimer Emerging Markets, PF PIMCO Managed Bond, PF PIMCO Inflation Managed, PF Pacific Life Money Market, PF Salomon Brothers Large-Cap Value, PF Van Kampen Comstock, PF Van Kampen Mid-Cap Growth, and PF Van Kampen Real Estate. Main Street is a registered trademark of OppenheimerFunds, Inc. Each Fund, with the exception of PF Pacific Life Money Market, PF Oppenheimer Main Street Core, and PF Oppenheimer Emerging Markets, has at least three separate classes of shares: Class A, B, and C. PF Pacific Life Money Market, PF Oppenheimer Main Street Core, and PF Oppenheimer Emerging Markets Funds offer Class A shares only. PF Portfolio Optimization Model A, PF Portfolio Optimization Model B, PF Portfolio Optimization Model C, PF Portfolio Optimization Model D, and PF Portfolio Optimization Model E, (collectively, “Portfolio Optimization Funds”) also offer Class R shares. Presently, only the Portfolio Optimization Funds can invest in PF Oppenheimer Main Street Core Fund and PF Oppenheimer Emerging Markets Fund. Each class is distinguished by its level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares are sold at net asset value (“NAV”) without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1% on redemptions of such Class A shares within one year of purchase. Class A shares of PF Pacific Life Money Market Fund are sold without an initial sales charge.

           The Portfolio Optimization Funds invest all of their assets in Class A shares of other funds of Pacific Funds (collectively, the “Underlying Funds”) without payment of a front-end sales charge. No CDSC is charged to the Portfolio Optimization Funds upon the sales of shares of the Underlying Funds. Pacific Life Insurance Company (“Pacific Life”) uses an asset allocation process to determine each of the Portfolio Optimization Funds’ investment mixes. The Portfolio Optimization Funds use a monthly allocation percentage (“MAP”) method, which considers the value of the Underlying Funds and a sales forecast for the upcoming month, to invest purchase proceeds and meet redemption needs. This method is intended to help maintain target allocations, although there is no guarantee that the Portfolio Optimization Funds will maintain their target allocations using this method. Actual holdings of the Portfolio Optimization Funds could vary from their target allocations due to actual cash flows and changes to the Underlying Funds’ asset values as a result of market movements and portfolio management decisions. Pacific Life periodically evaluates each Portfolio Optimization Fund’s asset allocation strategy and may update the target allocations at that time. When target allocations are updated, a process known as reallocation is used. The reallocation process may be accomplished by using rebalancing to move the assets among the Underlying Funds, or by using MAP methodology, or by using a combination of the two. Reallocation may cause the Portfolio Optimization Funds to temporarily deviate from their target allocations. The Funds offered by Pacific Funds may change and Underlying Funds may be added to or deleted from a Portfolio Optimization Fund. Pacific Life may change the asset class allocations, Underlying Funds (including any funds organized in the future), or target allocations with respect to each Underlying Fund without prior approval from shareholders as it determines necessary to pursue stated investment goals. The target allocation percentages as well as other information on the Portfolio Optimization Funds is described in the prospectuses.

          All of the Funds except the Portfolio Optimization Funds, PF Goldman Sachs Short Duration Bond Fund, PF Lazard Mid-Cap Value Fund, PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund, PF PIMCO Inflation Managed Fund, and PF Van Kampen Real Estate Fund commenced operations on September 28, 2001. The PF PIMCO Inflation Managed Fund commenced operations on December 31, 2002, the PF Goldman Sachs Short Duration Bond Fund and the Portfolio Optimization Funds commenced operations on December 31, 2003, the PF Lazard Mid-Cap Value and PF Van Kampen Real Estate Funds commenced operations on December 31, 2004, and the PF Oppenheimer Main Street Core and PF Oppenheimer Emerging Markets Funds commenced operations on September 30, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

          The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements.

          A. Fund Valuation

          The NAV per share for each Fund is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including when foreign markets are closed. For purposes of

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calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.

          Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Securities, including option contracts, traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and asked prices obtained from a quotation reporting system, from established market makers, or from broker-dealers. Fixed income securities are generally valued at the mean between the bid and asked prices obtained from pricing sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Funds’ Board of Trustees (the “Board”). If bid and ask prices are not available, securities may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within sixty days are valued at amortized cost, which approximates market value. The NAV of the Portfolio Optimization Funds is calculated based on the NAVs calculated for each of the Underlying Funds.

          Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not be indicative of the price that a Fund could obtain for a security if it were to dispose of the security as of the close of the NYSE.

          In determining the fair value of securities, the Funds may consider available information, including information that becomes known after the time of close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE.

          If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time that the Fund’s NAV is determined, or if, under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a Fund’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.

          The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign securities. These fair values may not be indicative of the price that a Fund could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.

          B. Securities Transactions and Investment Income

          Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and the PF Pacific Life Money Market Fund, which record discounts and premiums on a straight-line basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.

          Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and/or service fees (see Note 3). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative daily net assets.

          C. Distributions to Shareholders

          The Funds currently declare and pay dividends on net investment income at least annually, except for the PF Goldman Sachs Short Duration Bond, PF PIMCO Managed Bond, PF PIMCO Inflation Managed, PF Pacific Life Money Market, and PF Van Kampen Real Estate Funds. Dividends are generally: 1) declared and paid monthly for the PF Goldman Sachs Short Duration Bond, PF PIMCO Managed Bond, and PF PIMCO Inflation Managed Funds; 2) declared daily and paid monthly for the PF Pacific Life Money Market Fund; and 3) declared and paid quarterly for the PF Van Kampen Real Estate Fund. Dividends may be declared less frequently if advantageous to the specific Fund. All realized capital gains are distributed at least annually for all Funds.

          Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in

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reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

          D. Foreign Currency Translation

          Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, interest income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

          The Funds do not separately report on the Statements of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized gain or loss and change in unrealized appreciation or depreciation from investments.

          Net realized foreign exchange gains and losses arise from sales of a Fund’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation and depreciation arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

          E. Expense Allocation

          General expenses of the Funds (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Fund.

          F. Offering Costs

          The Funds bear all costs associated with offering expenses including legal, printing and internal services support. All such costs are amortized to expense on a straight-line basis over twelve months from commencement of operations.

          G. Futures Contracts

          Certain Funds may use futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading until the contracts are closed. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

          H. Options Contracts

          Certain Funds may write or purchase call and put options on futures, swaps, securities, or currencies. Writing put options or purchasing call options tends to increase a fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liability as a liability or an investment and subsequently adjusted to the current market value, based on the option’s quoted daily settlement price, of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a futures date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying futures, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the futures, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid.

          I. Forward Foreign Currency Contracts

          Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a Fund’s investment in foreign securities. These contracts are “marked-to-market” daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their

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contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

          J. Swaps

          Certain Funds may enter into interest rate, total return, credit default, and other swap agreements in order to obtain a desired return at a lower cost than if a Fund had invested directly in the asset that yielded the desired return and to manage its exposure to interest and credit risk. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

          Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest. For example, an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

          Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty.

          Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party (typically corporate issues or sovereign issues of an emerging country) on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a fund generally receives an upfront payment or fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its net assets, a fund would be subject to investment exposure on the notional amount of the swap.

          Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the portfolios are included as part of realized gain (loss) in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

          K. Inflation-Indexed Bonds

          Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statement of Operations.

          L. Stripped Mortgage-Backed Securities

          Certain Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income in the Statements of Operations. Due to principal not being received at the maturity of an IO, adjustments are made to book value of the security on each coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income in the Statement of Operations.

          M. Equity-Linked Structured Notes

          Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

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          N. Government Sponsored Enterprise Securities

          Certain Funds invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLB’s”). Freddie Mac, Fannie Mae, and the FHLB’s, although chartered and sponsored by Congress, are not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government.

          O. When-Issued Securities and Delayed-Delivery Transactions

          Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable Fund’s Schedule of Investments. When when-issued securities and delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

          P. Short Sales

          Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

          Q. Repurchase Agreements

          Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“Standard & Poor’s”)) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by Pacific Life or a fund manager. Such collateral is in the possession of the Funds’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

          R. Additional Accounting Standards

          In July 2006, Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109” (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets, results of operations and financial statement disclosures.

          In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

          S. General Investment Risk

          The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

          Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

           There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

          Asset allocation does not guarantee future results. Investment in an individual fund or funds in a single asset class may outperform or underperform an asset allocation fund.

          For additional risks, refer to discussions on specific types of investments in Notes 2G through 2Q above.

3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS

          Pursuant to an Investment Advisory Agreement, Pacific Life serves as Investment Adviser to the Funds, and receives from the

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Funds the following advisory fee rates based on an annual percentage of the average daily net assets of each Fund. The fees are accrued daily by the Funds:

PF AllianceBernstein International Value	0.85%

PF Goldman Sachs Short Duration Bond	0.60%

PF Janus Growth LT	0.75%

PF Lazard Mid-Cap Value	0.85%

PF Loomis Sayles Large-Cap Growth	0.95%

PF MFS International Large-Cap	1.05%

PF NB Fasciano Small Equity	1.00%

PF Oppenheimer Main Street Core	0.65%

PF Oppenheimer Emerging Markets	1.00%

PF PIMCO Managed Bond	0.60%

PF PIMCO Inflation Managed	0.60%

PF Pacific Life Money Market	See (1)

PF Salomon Brothers Large-Cap Value	0.85%

PF Van Kampen Comstock	0.95%

PF Van Kampen Mid-Cap Growth	0.90%

PF Van Kampen Real Estate	1.10%

(1)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% in excess of $500 million.

          Pacific Life receives no fees for the investment advisory services under the Investment Advisory Agreement with respect to the Portfolio Optimization Funds. The Portfolio Optimization Funds indirectly bear the fees paid by the Underlying Funds in which they invest.

          Pursuant to Fund Management Agreements, the Funds and Pacific Life engage fund managers under Pacific Life’s supervision for fifteen of the twenty-one Funds. As of September 30, 2006, the following firms served as sub-advisers for their respective Funds: AllianceBernstein L.P., Goldman Sachs Asset Management, L.P., Janus Capital Management LLC, Lazard Asset Management LLC, Loomis, Sayles & Company, L.P., MFS Investment Management, Neuberger Berman Management Inc., OppenheimerFunds, Inc., Pacific Investment Management Company LLC, Salomon Brothers Asset Management Inc, and Van Kampen. Pacific Life, as Investment Adviser to the Funds, pays the related management fees as compensation for advisory services provided to the Funds.

          Pursuant to an Administration and Shareholder Services Agreement (the “Agreement”), Pacific Life serves as Administrator (the “Administrator”) to the Funds. Under the Agreement, the Funds compensate the Administrator at an annual rate of 0.35% of average daily net assets for procuring or providing administrative, transfer agency, and shareholder services. In addition, the Funds compensate the Administrator for its expenses in providing support services to the Funds in connection with various matters, including: expense of registering and qualifying the Funds on state and Federal levels; providing legal, compliance, accounting, tax and chief compliance officer services; maintaining the Funds’ legal existence; and shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Funds reimburse Pacific Life for these support services on an approximate cost basis.

          Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Funds’ shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisings, and other marketing efforts by the Distributor in connection with the distribution or sale of the Funds’ shares and makes distribution and servicing payments to selling groups in connection with the sale of the Funds’ shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor receives distribution and servicing fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (together the “Plans”). Under the Plans, each Fund, except the PF Pacific Life Money Market Fund, pays to the Distributor both distribution and servicing fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee is 0.25% for Class A and R shares and 0.75% for Class B and C shares. The servicing fee is 0.25% for Class A, B, C, and R shares. Under a separate service plan, the PF Pacific Life Money Market Fund pays to the Distributor a servicing fee at an annual rate of 0.25% of average daily net assets. The PF Pacific Life Money Market Fund does not pay a distribution fee. For the Portfolio Optimization Funds, each class of shares invests in Class A shares of the Underlying Funds, which are charged an annual distribution and servicing fee of 0.50% (for PF Pacific Life Money Market Fund 0.25% servicing fee only) of average daily net assets without payment of a front-end sales charge. To avoid duplication of fees, the distribution and servicing fee for each class of the Portfolio Optimization Funds will be waived up to 0.50% (in the aggregate); the amount of the aggregate waiver is dependent on the amount of actual distribution and/or servicing fees incurred by the Underlying Funds within a particular Portfolio Optimization Model. The fees are accrued daily.

          For the six-month period ended September 30, 2006, the Distributor, acting as underwriter, received net commissions of $3,172,115 from the sale of Class A shares and received $196,907 in CDSC from redemptions of Class B and C shares.

4. TRUSTEE DEFERRED COMPENSATION PLAN

          Each independent trustee of the Board (“Trustee”) is eligible to participate in the Funds’ Deferred Compensation Plan (the “Plan”). The Plan allows each Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Funds that are payable in accordance with the Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. A Trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Funds without a sales load. Accordingly, the market value appreciation or depreciation of the Trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to the market fluctuation. Effective January 1, 2005, the old Plan was frozen to permit no further deferrals. A new Plan was adopted to comply with section 409A of the Internal Revenue Code. The new Plan is substantially similar to the old Plan, but provides that a Trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. Also, the new Plan provides that a Trustee may only elect to further defer amounts in a deferral account if (i) such election is made more than twelve-month prior to the date such account would otherwise be paid; and (ii) the revised date of payment selected is no earlier than five years after

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the date such account would otherwise have been paid. As of September 30, 2006, the total deferred trustee compensation liability was $170,525.

5. EXPENSE REDUCTIONS

          To help limit the Funds’ expenses, under contract, Pacific Life has reimbursed each Fund for its operating expenses (including organizational expenses, but not including investment advisory fees; distribution and/or service fees; foreign taxes on dividends, interest or gains; taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual rate based on a percentage of a Fund’s average daily net assets. The expense cap is 0.00% for the Portfolio Optimization Funds and 0.45% for the Underlying Funds through August 31, 2006 and 0.00% for the Portfolio Optimization Funds and 0.30% for the Underlying Funds from September 1, 2006 through December 31, 2007. For the PF Pacific Life Money Market Fund, the expense cap was reduced to 0.05% for the period July 1, 2002 through June 30, 2005. Such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Funds, but not above the expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2007.

          The cumulative reimbursement amounts as of September 30, 2006 that are subject to repayment for each Fund are as follows:

	Expiration

Funds	2007	2008	2009	2010

PF Portfolio Optimization Model A	$36,837	$227,677	$239,802	$115,359
PF Portfolio Optimization Model B	54,940	355,811	442,372	243,852
PF Portfolio Optimization Model C	103,852	679,146	1,185,218	747,295
PF Portfolio Optimization Model D	110,532	629,641	1,107,412	759,958
PF Portfolio Optimization Model E	62,617	369,133	469,853	313,849
PF AllianceBernstein International Value	163,749	226,073	267,723	121,001
PF Goldman Sachs Short Duration Bond	30,535	189,312	150,594	73,282
PF Janus Growth LT	148,424	136,338	140,644	84,072
PF Lazard Mid-Cap Value	—	58,835	173,484	56,616
PF Loomis Sayles Large-Cap Growth	180,256	172,805	245,172	72,048
PF MFS International Large-Cap	320,872	340,780	355,135	163,591
PF NB Fasciano Small Equity	116,454	142,612	134,926	53,516
PF Oppenheimer Main Street Core	—	—	82,462	107,619
PF Oppenheimer Emerging Markets	—	—	448,741	369,839
PF PIMCO Managed Bond	306,150	229,552	265,770	137,713
PF PIMCO Inflation Managed	164,752	150,852	197,676	111,566
PF Pacific Life Money Market	271,427	213,591	166,678	50,087
PF Salomon Brothers Large-Cap Value	192,635	189,257	219,212	70,879
PF Van Kampen Comstock	140,698	142,219	138,900	98,274
PF Van Kampen Mid-Cap Growth	177,748	179,956	167,673	75,942
PF Van Kampen Real Estate	—	38,207	136,561	55,392

Total	$2,582,478	$4,671,797	$6,736,008	$3,881,750

          Due to the current regulatory and/or accounting standards, all expense reimbursements made by the adviser for the period September 28, 2001 (the Pacific Funds’ commencement date of operations) to March 31, 2003 ($4,337,946) expired for future recoupment as of March 31, 2006. Based on the Funds’ experience, the likelihood of repayment by the Funds for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by the Funds as of September 30, 2006. Each Fund’s expense reimbursement is presented in the accompanying Statements of Operations.

6. TRANSACTIONS WITH AFFILIATES

          The Funds have incurred $2,927,224 of investment advisory fees, $2,415,635 of administration fees, and $564,984 of support services expenses payable to Pacific Life, for the six-month period ended September 30, 2006. As of September 30, 2006, $512,333, $423,908, and $167,703 remained payable for investment advisory fees, administration fees, and support services expenses, respectively.

          For the six-month period ended September 30, 2006, the Funds also incurred $2,763,810 of distribution and/or service fees (after distribution and/or service fee waivers of $1,609,732) payable to the Distributor under the distribution and service (12b-1) and non 12b-1 service plans. As of September 30, 2006, $82,350 remained payable.

7. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS

          The tax character of distributions paid during the six-month period ended September 30, 2006, was as follows:

	Distributions Paid From

Funds	Ordinary Income	Long-Term Capital Gain	Total Distributions

PF Portfolio Optimization Model A	$121,325	$118,068	$239,393
PF Portfolio Optimization Model B	224,504	709,752	934,256
PF Portfolio Optimization Model C	672,275	2,357,112	3,029,387
PF Portfolio Optimization Model D	745,355	2,320,771	3,066,126
PF Portfolio Optimization Model E	262,971	1,521,551	1,784,522
PF AllianceBernstein International Value	230,019	1,930,814	2,160,833
PF Goldman Sachs Short Duration Bond	745,606	—	745,606

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Distributions Paid From

	Ordinary	Long-Term	Total
Funds	Income	Capital Gain	Distributions

PF Lazard Mid-Cap Value	$293,818	$403,250	$697,068
PF Loomis Sayles Large-Cap Growth	—	2,089,765	2,089,765
PF MFS International Large-Cap	42,256	1,744,373	1,786,629
PF NB Fasciano Small Equity	—	26,664	26,664
PF Oppenheimer Main Street Core	500,657	54,129	554,786
PF Oppenheimer Emerging Markets	1,373,569	—	1,373,569
PF PIMCO Managed Bond	1,398,880	—	1,398,880
PF PIMCO Inflation Managed	1,306,993	—	1,306,993
PF Pacific Life Money Market	437,346	—	437,346
PF Salomon Brothers Large-Cap Value	2,599	2,508,884	2,511,483
PF Van Kampen Comstock	484,482	877,391	1,361,873
PF Van Kampen Mid-Cap Growth	—	2,912,296	2,912,296
PF Van Kampen Real Estate	—	270,169	270,169

          The tax character of distributions paid during the year ended March 31, 2006, was as follows:

	Distributions Paid From

	Ordinary	Long-Term	Total
Funds	Income	Capital Gain	Distributions

PF Portfolio Optimization Model A	$457,472	$29,135	$486,607
PF Portfolio Optimization Model B	866,783	77,037	943,820
PF Portfolio Optimization Model C	2,444,470	314,732	2,759,202
PF Portfolio Optimization Model D	2,029,146	433,959	2,463,105
PF Portfolio Optimization Model E	592,619	197,308	789,927
PF AllianceBernstein International Value	469,290	451,353	920,643
PF Goldman Sachs Short Duration Bond	791,258	—	791,258
PF Lazard Mid-Cap Value	1,260,107	—	1,260,107
PF MFS International Large-Cap	343,236	524,157	867,393
PF NB Fasciano Small Equity	204,940	1,550,709	1,755,649
PF Oppenheimer Main Street Core	74,605	—	74,605
PF Oppenheimer Emerging Markets	230,818	—	230,818
PF PIMCO Managed Bond	1,586,020	—	1,586,020
PF PIMCO Inflation Managed	2,661,073	19,513	2,680,586
PF Pacific Life Money Market	600,514	—	600,514
PF Salomon Brothers Large-Cap Value	103,292	8,943	112,235
PF Van Kampen Comstock	330,675	1,542,672	1,873,347
PF Van Kampen Real Estate	361,688	98,676	460,364

          At March 31, 2006, the components of distributable earnings on a tax basis were as follows:

				Net
	Accumulated	Undistributed	Undistributed	Unrealized
	Capital and	Ordinary	Long-Term	Appreciation
Funds	Other Losses	Income	Capital Gains	(Depreciation)(1)

PF Portfolio Optimization Model A	$—	$120,779	$117,821	$249,047
PF Portfolio Optimization Model B	—	224,073	709,296	2,614,137
PF Portfolio Optimization Model C	—	671,694	2,356,796	16,536,221
PF Portfolio Optimization Model D	—	745,159	2,320,098	21,366,110
PF Portfolio Optimization Model E	—	262,108	1,521,455	10,224,096
PF AllianceBernstein International Value	(19,233)	229,329	1,930,723	13,496,449
PF Goldman Sachs Short Duration Bond	(583,656)	1,140	—	(274,913)
PF Janus Growth LT	(215,835)	—	—	5,957,174
PF Lazard Mid-Cap Value	—	293,521	402,919	1,490,248
PF Loomis Sayles Large-Cap Growth	(430,790)	—	2,089,600	1,388,350
PF MFS International Large-Cap	(20,747)	41,873	1,744,244	11,303,268
PF NB Fasciano Small Equity	—	—	26,430	2,381,764
PF Oppenheimer Main Street Core	—	499,897	53,705	2,868,119
PF Oppenheimer Emerging Markets	(45,178)	1,372,811	—	4,362,007
PF PIMCO Managed Bond	(184,757)	188,257	—	(871,339)
PF PIMCO Inflation Managed	(612,667)	—	—	(2,067,755)
PF Pacific Life Money Market	(24)	19,649	—	—
PF Salomon Brothers Large-Cap Value	—	2,314	2,508,698	5,693,077
PF Van Kampen Comstock	—	483,695	877,290	2,983,674
PF Van Kampen Mid-Cap Growth	—	—	2,911,859	10,716,579
PF Van Kampen Real Estate	—	—	270,055	5,599,837

(1)	Amount includes appreciation and depreciation on investments, derivatives, and assets and liabilities in foreign currencies.

          The components of the accumulated capital and other losses as of March 31, 2006, are summarized in Note 8.

8. FEDERAL INCOME TAX INFORMATION

          Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2006 to qualify as a regulated investment company and is not required to pay Federal income tax under Subchapter M of the Internal Revenue Code (“the Code”). Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (see Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

          Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2006, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

distributions. The net capital loss carryovers and the post-October capital and foreign currency losses deferred as of March 31, 2006, were as follows:

	Net Capital Loss Carryover	Net Capital Loss Carryover Expiring in				Post- October Capital Loss Deferral	Post-October Foreign Currency Loss Deferral	Accumulated Capital and Other Losses

Funds		2010	2011	2013	2014

PF Portfolio Optimization Model A	$—	$—	$—	$—	$—	$—	$—	$—
PF Portfolio Optimization Model B	—	—	—	—	—	—	—	—
PF Portfolio Optimization Model C	—	—	—	—	—	—	—	—
PF Portfolio Optimization Model D	—	—	—	—	—	—	—	—
PF Portfolio Optimization Model E	—	—	—	—	—	—	—	—
PF AllianceBernstein International Value	—	—	—	—	—	—	(19,233)	(19,233)
PF Goldman Sachs Short Duration Bond	(424,064)	—	—	(87,029)	(337,035)	(159,592)	—	(583,656)
PF Janus Growth LT	(215,835)	—	(215,835)	—	—	—	—	(215,835)
PF Lazard Mid-Cap Value	—	—	—	—	—	—	—	—
PF Loomis Sayles Large-Cap Growth*	(428,549)	(221,245)	(207,304)	—	—	—	(2,241)	(430,790)
PF MFS International Large-Cap	—	—	—	—	—	—	(20,747)	(20,747)
PF NB Fasciano Small Equity	—	—	—	—	—	—	—	—
PF Oppenheimer Main Street Core	—	—	—	—	—	—	—	—
PF Oppenheimer Emerging Markets	—	—	—	—	—	—	(45,178)	(45,178)
PF PIMCO Managed Bond	(69,299)	—	—	—	(69,229)	(42,035)	(73,423)	(184,757)
PF PIMCO Inflation Managed	(207,330)	—	—	—	(207,330)	(281,833)	(123,504)	(612,667)
PF Pacific Life Money Market	(13)	—	—	—	(13)	(11)	—	(24)
PF Salomon Brothers Large-Cap Value	—	—	—	—	—	—	—	—
PF Van Kampen Comstock	—	—	—	—	—	—	—	—
PF Van Kampen Mid-Cap Growth	—	—	—	—	—	—	—	—
PF Van Kampen Real Estate	—	—	—	—	—	—	—	—

*	The availability of a certain amount of this capital loss carryforward, which was acquired on December 31, 2003 in the merger with the PF Putnam Research Fund, may be limited in a given year.

          The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2006, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Net Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

PF Portfolio Optimization Model A	$24,818,060	$426,524	($82,791)	$343,733	$—	$343,733
PF Portfolio Optimization Model B	64,785,700	3,179,793	(344,906)	2,834,887	—	2,834,887
PF Portfolio Optimization Model C	237,881,172	17,028,127	(1,539,638)	15,488,489	—	15,488,489
PF Portfolio Optimization Model D	242,570,215	21,302,461	(1,074,005)	20,228,456	—	20,228,456
PF Portfolio Optimization Model E	94,658,769	10,277,138	(75,644)	10,201,494	—	10,201,494
PF AllianceBerstein International Value	53,555,019	5,260,210	(2,288,424)	2,971,786	11,972	2,983,758
PF Goldman Sachs Short Duration Bond	52,330,637	133,254	(125,167)	8,087	(40,139)	(32,052)
PF Janus Growth LT	43,047,175	6,426,365	(1,015,865)	5,410,500	4,507	5,415,007
PF Lazard Mid-Cap Value	51,140,597	3,745,398	(803,160)	2,942,238	—	2,942,238
PF Loomis Sayles Large-Cap Growth	22,062,521	1,699,785	(384,117)	1,315,668	—	1,315,668
PF MFS International Large-Cap	46,345,755	11,639,641	(832,201)	10,807,440	(2,009)	10,805,431
PF NB Fasciano Small Equity	28,572,220	2,220,077	(931,463)	1,288,614	—	1,288,614
PF Oppenheimer Main Street Core	59,750,691	5,024,981	(647,217)	4,377,764	—	4,377,764
PF Oppenheimer Emerging Markets	36,001,831	4,493,366	(1,538,966)	2,954,400	(156,145)	2,798,255
PF PIMCO Managed Bond	113,910,708	515,717	(525,064)	(9,347)	351,459	342,112
PF PIMCO Inflation Managed	94,760,973	206,312	(1,632,958)	(1,426,646)	46,609	(1,380,037)
PF Pacific Life Money Market	15,708,597	—	—	—	—	—
PF Salomon Brothers Large-Cap Value	38,618,933	6,880,990	(237,689)	6,643,301	7	6,643,308
PF Van Kampen Comstock	59,695,068	6,278,518	(539,080)	5,739,438	—	5,739,438
PF Van Kampen Mid-Cap Growth	43,849,421	9,091,247	(1,834,605)	7,256,642	—	7,256,642
PF Van Kampen Real Estate	18,681,764	6,115,071	(139,682)	5,975,389	182	5,975,571

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

9. PURCHASES AND SALES OF SECURITIES

          The cost of purchases and proceeds from sales of securities (excluding short-term investments and the PF Pacific Life Money Market Fund since it trades exclusively in short-term debt securities) for the six-month period ended September 30, 2006, were as follows:

	U.S. Government Securities		Other Securities
Funds	Purchases	Sales	Purchases	Sales

PF Portfolio Optimization Model A	$—	$—	$6,395,571	$5,871,742
PF Portfolio Optimization Model B	—	—	13,609,739	7,798,869
PF Portfolio Optimization Model C	—	—	58,914,775	19,736,197
PF Portfolio Optimization Model D	—	—	64,964,600	18,318,519
PF Portfolio Optimization Model E	—	—	32,391,604	10,444,969
PF AllianceBernstein International Value	—	—	57,881,172	61,484,136
PF Goldman Sachs Short Duration Bond	26,560,468	12,337,657	4,156,427	250,000
PF Janus Growth LT	—	—	15,600,020	10,645,354
PF Lazard Mid-Cap Value	—	—	81,965,740	55,267,782
PF Loomis Sayles Large-Cap Growth	—	—	23,726,574	19,742,071
PF MFS International Large-Cap	—	—	19,248,785	17,148,285
PF NB Fasciano Small Equity	—	—	15,171,810	6,641,024
PF Oppenheimer Main Street Core	—	—	36,900,271	25,808,529
PF Oppenheimer Emerging Markets	—	—	19,395,411	12,430,018
PF PIMCO Managed Bond	109,592,961	95,464,014	9,735,532	6,498,899
PF PIMCO Inflation Managed	163,472,288	166,436,999	684,375	1,148,831
PF Salomon Brothers Large-Cap Value	—	—	12,095,516	5,397,777
PF Van Kampen Comstock	—	—	17,676,099	17,074,523
PF Van Kampen Mid-Cap Growth	—	—	21,557,965	11,074,205
PF Van Kampen Real Estate	—	—	4,208,889	6,787,593

10. INDEMNIFICATIONS

          Under the Pacific Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Funds. In addition, effective June 8, 2005, the Pacific Funds entered into an agreement with each of the Trustees which provides that it will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Funds, to the fullest extent permitted by the Pacific Funds’ Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, Pacific Funds enters into contracts with service providers and others that contain general indemnification clauses. The Pacific Funds’ maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Pacific Funds and/or the Trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

11. SHARES OF BENEFICIAL INTEREST

Changes in shares of beneficial interest of each Fund were as follows:

	PF Portfolio Optimization Model A		PF Portfolio Optimization Model B		PF Portfolio Optimization Model C		PF Portfolio Optimization Model D
	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006

Class A
Shares sold	434,942	885,426	625,592	1,627,957	2,517,600	4,366,916	2,507,548	4,361,474
Dividend and distribution reinvested	9,215	21,363	37,859	42,617	114,969	112,606	105,372	95,303
Shares repurchased	(449,499)	(762,116)	(540,934)	(972,075)	(1,209,150)	(1,355,461)	(970,144)	(806,023)

Net increase (decrease)	(5,342)	144,673	122,517	698,499	1,423,419	3,124,061	1,642,776	3,650,754
Beginning shares outstanding	956,555	811,882	2,602,609	1,904,110	8,227,963	5,103,902	7,777,140	4,126,386

Ending shares outstanding	951,213	956,555	2,725,126	2,602,609	9,651,382	8,227,963	9,419,916	7,777,140

Class B
Shares sold	103,509	96,834	132,227	363,814	576,394	1,226,231	901,622	1,372,110
Dividend and distribution reinvested	1,720	3,682	11,208	10,942	35,963	31,907	42,194	31,266
Shares repurchased	(59,071)	(56,681)	(61,553)	(188,951)	(289,571)	(353,403)	(241,804)	(249,886)

Net increase	46,158	43,835	81,882	185,805	322,786	904,735	702,012	1,153,490
Beginning shares outstanding	186,761	142,926	836,790	650,985	2,753,393	1,848,658	2,936,587	1,783,097

Ending shares outstanding	232,919	186,761	918,672	836,790	3,076,179	2,753,393	3,638,599	2,936,587

Class C
Shares sold	288,470	847,070	527,839	1,257,672	2,107,433	3,597,268	1,969,934	3,645,475
Dividend and distribution reinvested	10,419	19,630	31,185	28,411	101,354	88,500	104,903	81,073
Shares repurchased	(197,994)	(643,389)	(279,175)	(576,175)	(801,812)	(969,387)	(743,813)	(708,630)

Net increase	100,895	223,311	279,849	709,908	1,406,975	2,716,381	1,331,024	3,017,918
Beginning shares outstanding	1,102,373	879,062	2,203,704	1,493,796	7,721,642	5,005,261	7,556,920	4,539,002

Ending shares outstanding	1,203,268	1,102,373	2,483,553	2,203,704	9,128,617	7,721,642	8,887,944	7,556,920

Class R (1)
Shares sold	11,510	968	55,994	28,883	77,855	1,106	51,148	945
Dividend and distribution reinvested	135	20	1,080	16	708	13	644	11
Shares repurchased	(12)	(1)	(11,970)	(2,216)	(153)	—	(951)	—

Net increase	11,633	987	45,104	26,683	78,410	1,119	50,841	956
Beginning shares outstanding	987	—	26,683	—	1,119	—	956	—

Ending shares outstanding	12,620	987	71,787	26,683	79,529	1,119	51,797	956

	PF Portfolio Optimization Model E		PF AllianceBernstein International Value Fund (2)		PF Goldman Sachs Short Duration Bond Fund		PF Janus Growth LT Fund
	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006

Class A
Shares sold	1,154,085	1,777,284	384,097	1,918,744	1,213,504	2,355,270	765,342	2,394,848
Dividend and distribution reinvested	68,780	35,610	141,952	64,399	75,909	79,702	—	—
Shares repurchased	(333,976)	(376,012)	(564,251)	(2,058,171)	(550,946)	(1,414,937)	(527,430)	(658,698)

Net increase (decrease)	888,889	1,436,882	(38,202)	(75,028)	738,467	1,020,035	237,912	1,736,150
Beginning shares outstanding	3,133,339	1,696,457	3,768,505	3,843,533	4,607,116	3,587,081	3,576,700	1,840,550

Ending shares outstanding	4,022,228	3,133,339	3,730,303	3,768,505	5,345,583	4,607,116	3,814,612	3,576,700

(1)	Operations commenced on September 30, 2005.

(2)	Formerly named PF Lazard International Value Fund.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PF Portfolio Optimization Model E		PF AllianceBernstein International Value Fund (1)		PF Goldman Sachs Short Duration Bond Fund		PF Janus Growth LT Fund
	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006

Class B
Shares sold	331,305	594,230	6,222	9,839	27	3,277	1,373	6,749
Dividend and distribution reinvested	22,827	8,342	1,106	349	16	37	—	—
Shares repurchased	(42,863)	(142,681)	(975)	(16,336)	(419)	(2,525)	(454)	(7,912)

Net increase (decrease)	311,269	459,891	6,353	(6,148)	(376)	789	919	(1,163)
Beginning shares outstanding	1,029,622	569,731	28,392	34,540	2,101	1,312	34,353	35,516

Ending shares outstanding	1,340,891	1,029,622	34,745	28,392	1,725	2,101	35,272	34,353

Class C
Shares sold	822,098	1,710,940	16,636	34,299	25,588	40,587	36,891	107,126
Dividend and distribution reinvested	51,565	22,473	3,723	1,409	466	804	—	—
Shares repurchased	(266,574)	(907,226)	(13,563)	(25,891)	(48,514)	(39,847)	(12,184)	(77,577)

Net increase (decrease)	607,089	826,187	6,796	9,817	(22,460)	1,544	24,707	29,549
Beginning shares outstanding	2,460,223	1,634,036	103,049	93,232	60,409	58,865	74,689	45,140

Ending shares outstanding	3,067,312	2,460,223	109,845	103,049	37,949	60,409	99,396	74,689

Class R (2)
Shares sold	2,319	873
Dividend and distribution reinvested	64	9
Shares repurchased	(4)	—

Net increase	2,379	882
Beginning shares outstanding	882	—

Ending shares outstanding	3,261	882

	PF Lazard Mid-Cap Value Fund		PF Loomis Sayles Large-Cap Growth Fund (3)		PF MFS International Large-Cap Fund		PF NB Fasciano Small Equity Fund (4)
	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006

Class A
Shares sold	2,816,854	1,132,097	929,795	1,063,228	409,951	1,562,089	1,421,858	1,444,000
Dividend and distribution reinvested	67,747	121,770	219,374	—	114,672	60,347	2,389	153,201
Shares repurchased	(62,270)	(1,548,817)	(395,046)	(3,729,244)	(416,080)	(1,186,840)	(674,572)	(43,156)

Net increase (decrease)	2,822,331	(294,950)	754,123	(2,666,016)	108,543	435,596	749,675	1,554,045
Beginning shares outstanding	2,275,800	2,570,750	1,784,645	4,450,661	3,412,655	2,977,059	2,158,291	604,246

Ending shares outstanding	5,098,131	2,275,800	2,538,768	1,784,645	3,521,198	3,412,655	2,907,966	2,158,291

Class B
Shares sold	941	3,658	1,327	12,711	6,392	8,423	1,507	11,955
Dividend and distribution reinvested	175	290	5,755	—	994	447	43	5,357
Shares repurchased	(141)	(1,224)	(6,359)	(9,488)	(2,365)	(11,069)	(3,617)	(2,934)

Net increase (decrease)	975	2,724	723	3,223	5,021	(2,199)	(2,067)	14,378
Beginning shares outstanding	6,072	3,348	55,922	52,699	28,792	30,991	38,809	24,431

Ending shares outstanding	7,047	6,072	56,645	55,922	33,813	28,792	36,742	38,809

Class C
Shares sold	5,381	14,242	13,190	44,754	25,051	26,568	13,443	8,092
Dividend and distribution reinvested	342	673	12,412	—	2,021	880	59	10,234
Shares repurchased	(2,300)	(10,154)	(77,597)	(25,957)	(13,579)	(15,296)	(8,210)	(19,570)

Net increase (decrease)	3,423	4,761	(51,995)	18,797	13,493	12,152	5,292	(1,244)
Beginning shares outstanding	12,191	7,430	155,974	137,177	59,158	47,006	49,113	50,357

Ending shares outstanding	15,614	12,191	103,979	155,974	72,651	59,158	54,405	49,113

(1)	Formerly named PF Lazard International Value Fund.

(2)	Operations commenced on September 30, 2005.

(3)	Formerly named PF AIM Blue Chip Fund.

(4)	Formerly named PF AIM Aggressive Growth Fund.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PF Oppenheimer Main Street Core Fund (1)		PF Oppenheimer Emerging Markets Fund (1)		PF PIMCO Managed Bond Fund		PF PIMCO Inflation Managed Fund
	Period ended 9/30/2006	Period ended 3/31/2006	Period ended 9/30/2006	Period ended 3/31/2006	Year ended 9/30/2006	Year ended 3/31/2006	Year ended 9/30/2006	Year ended 3/31/2006

Class A
Shares sold	1,220,193	5,972,403	575,759	2,771,483	1,561,460	3,383,468	1,085,524	4,059,745
Dividend and distribution reinvested	53,603	7,279	131,316	21,372	134,045	146,352	117,952	230,857
Shares repurchased	(332,793)	(927,460)	(40,856)	(3,338)	(629,409)	(876,919)	(1,529,636)	(1,146,399)

Net increase (decrease)	941,003	5,052,222	666,219	2,789,517	1,066,096	2,652,901	(326,160)	3,144,203
Beginning shares outstanding	5,052,222	—	2,789,517	—	6,895,086	4,242,185	6,613,457	3,469,254

Ending shares outstanding	5,993,225	5,052,222	3,455,736	2,789,517	7,961,182	6,895,086	6,287,297	6,613,457

Class B
Shares sold					1,952	11,532	3,749	45,501
Dividend and distribution reinvested					1,355	2,241	1,874	5,397
Shares repurchased					(17,042)	(21,838)	(33,435)	(24,440)

Net increase (decrease)					(13,735)	(8,065)	(27,812)	26,458
Beginning shares outstanding					105,342	113,407	141,192	114,734

Ending shares outstanding					91,607	105,342	113,380	141,192

Class C
Shares sold					27,000	99,730	32,991	155,194
Dividend and distribution reinvested					2,969	4,421	5,541	17,224
Shares repurchased					(32,992)	(130,230)	(80,856)	(298,792)

Net decrease					(3,023)	(26,079)	(42,324)	(126,374)
Beginning shares outstanding					208,701	234,780	417,220	543,594

Ending shares outstanding					205,678	208,701	374,896	417,220

	PF Pacific Life Money Market Fund (2)		PF Salomon Brothers Large-Cap Value Fund		PF Van Kampen Comstock Fund		PF Van Kampen Mid-Cap Growth Fund
	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006	Period ended 9/30/2006	Year ended 3/31/2006

Class A
Shares sold	29,642,076	24,759,184	724,688	1,753,040	665,544	3,608,114	1,261,319	910,063
Dividend and distribution reinvested	409,402	576,288	198,498	9,102	104,510	145,079	260,274	—
Shares repurchased	(34,067,257)	(30,404,735)	(112,667)	(3,504,272)	(897,324)	(751,477)	(133,741)	(1,611,772)
Converted from Class B and C shares	—	2,021,733	—	—	—	—	—	—

Net increase (decrease)	(4,015,779)	(3,047,530)	810,519	(1,742,130)	(127,270)	3,001,716	1,387,852	(701,709)
Beginning shares outstanding	19,294,569	22,342,099	2,718,894	4,461,024	4,831,519	1,829,803	3,427,275	4,128,984

Ending shares outstanding	15,278,790	19,294,569	3,529,413	2,718,894	4,704,249	4,831,519	4,815,127	3,427,275

Class B
Shares sold		189,675	5,710	8,868	6,280	12,799	7,893	21,218
Dividend and distribution reinvested		4,086	3,194	76	868	1,504	5,203	—
Shares repurchased		(82,618)	(1,105)	(8,228)	(2,208)	(3,772)	(4,393)	(14,229)
Converted to Class A shares		(783,748)	—	—	—	—	—	—

Net increase (decrease)		(672,605)	7,799	716	4,940	10,531	8,703	6,989
Beginning shares outstanding		672,605	45,762	45,046	41,767	31,236	82,749	75,760

Ending shares outstanding		—	53,561	45,762	46,707	41,767	91,452	82,749

Class C
Shares sold		2,003,182	34,844	18,566	18,233	40,851	23,378	85,413
Dividend and distribution reinvested		9,277	9,687	177	1,424	3,362	14,440	—
Shares repurchased		(4,032,847)	(21,333)	(28,370)	(17,292)	(40,749)	(52,650)	(33,489)
Converted to Class A shares		(1,237,985)	—	—	—	—	—	—

Net increase (decrease)		(3,258,373)	23,198	(9,627)	2,365	3,464	(14,832)	51,924
Beginning shares outstanding		3,258,373	128,140	137,767	73,728	70,264	215,357	163,433

Ending shares outstanding		—	151,338	128,140	76,093	73,728	200,525	215,357

(1)	Operations commenced on September 30, 2005. These two funds offer Class A shares only.

(2)	Class B and C shares of the PF Pacific Life Money Market Fund were converted to Class A shares on June 29, 2005. Only Class A shares are offered after that date.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PF Van Kampen Real Estate Fund
	Period ended 9/30/2006	Year ended 3/31/2006

Class A
Shares sold	274,228	497,818
Dividend and distribution reinvested	20,900	40,767
Shares repurchased	(514,748)	(31,349)

Net increase (decrease)	(219,620)	507,236
Beginning shares outstanding	1,982,607	1,475,371

Ending shares outstanding	1,762,987	1,982,607

Class B
Shares sold	2,978	9,142
Dividend and distribution reinvested	78	128
Shares repurchased	(1,834)	(3,606)

Net increase	1,222	5,664
Beginning shares outstanding	7,518	1,854

Ending shares outstanding	8,740	7,518

Class C
Shares sold	9,281	7,560
Dividend and distribution reinvested	103	148
Shares repurchased	(6,114)	(2,228)

Net increase	3,270	5,480
Beginning shares outstanding	8,897	3,417

Ending shares outstanding	12,167	8,897

          As of September 30, 2006, Pacific Life owned the following percentages of the total (aggregate of Classes A, B, and C) shares outstanding of each of the Funds:

PF Oppenheimer Emerging Markets	22.8%

PF Pacific Money Market Fund	0.1%

          As of September 30, 2006, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C, and R) owned the following percentages of the total shares outstanding of each of the following Underlying Funds, as applicable:

	Portfolio Optimization Funds

Underlying Fund	Portfolio Optimization Model A	Portfolio Optimization Model B	Portfolio Optimization Model C	Portfolio Optimization Model D	Portfolio Optimization Model E

PF AllianceBernstein International Value	1.27%	6.83%	25.53%	39.54%	19.21%
PF Goldman Sachs Short Duration Bond	13.28%	21.59%	47.37%	14.76%	N/A
PF Janus Growth LT	1.06%	4.28%	26.63%	38.49%	21.84%
PF Lazard Mid-Cap Value	0.95%	6.34%	33.16%	39.13%	19.43%
PF Loomis Sayles Large-Cap Growth	2.15%	5.77%	32.27%	33.45%	13.35%
PF MFS International Large-Cap	0.87%	6.99%	26.14%	40.40%	19.56%
PF NB Fasciano Small Equity	N/A	4.34%	24.29%	41.91%	23.40%
PF Oppenheimer Main Street Core	2.36%	7.39%	31.49%	40.82%	17.94%
PF Oppenheimer Emerging Markets	N/A	N/A	26.60%	34.29%	16.31%
PF PIMCO Managed Bond	7.82%	16.12%	42.11%	24.93%	N/A
PF PIMCO Inflation Managed	5.81%	13.62%	43.55%	26.34%	N/A
PF Pacific Life Money Market	13.08%	17.53%	N/A	N/A	N/A
PF Salomon Brothers Large-Cap Value	1.11%	5.94%	27.68%	34.47%	16.08%
PF Van Kampen Comstock	1.19%	7.42%	31.66%	36.85%	16.31%
PF Van Kampen Mid-Cap Growth	N/A	4.00%	29.80%	36.14%	18.63%
PF Van Kampen Real Estate	N/A	N/A	31.45%	43.28%	21.48%

PACIFIC FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)

          We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire period April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

          The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable adviser reimbursement and fee waivers. The “Ending Account Value at 09/30/06” column is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/06-09/30/06” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from April 1, 2006 to September 30, 2006.

          You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/06-09/30/06” column.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable adviser reimbursement and fee waivers. It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

          You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/06	Ending Account Value at 09/30/06	Annualized Expense Ratio		Expenses Paid During the Period (1) 04/01/06 - 09/30/06

PF Portfolio Optimization Model A

Actual Fund Return
Class A	$1,000.00	$1,027.60	0.02%		$0.10
Class B	1,000.00	1,025.30	0.52%		2.64
Class C	1,000.00	1,025.50	0.52%		2.64
Class R	1,000.00	1,028.60	0.02%		0.10

Hypothetical
Class A	$1,000.00	$1,024.97	0.02%		$0.10
Class B	1,000.00	1,022.46	0.52%		2.64
Class C	1,000.00	1,022.46	0.52%		2.64
Class R	1,000.00	1,024.97	0.02%		0.10

PF Portfolio Optimization Model B

Actual Fund Return
Class A	$1,000.00	$1,025.70	0.02%		$0.10
Class B	1,000.00	1,023.70	0.52%		2.64
Class C	1,000.00	1,023.70	0.52%		2.64
Class R	1,000.00	1,025.70	0.02%		0.10

Hypothetical
Class A	$1,000.00	$1,024.97	0.02%		$0.10
Class B	1,000.00	1,022.46	0.52%		2.64
Class C	1,000.00	1,022.46	0.52%		2.64
Class R	1,000.00	1,024.97	0.02%		0.10

PF Portfolio Optimization Model C

Actual Fund Return
Class A	$1,000.00	$1,021.10	0.00	% (2)	$0.00	(2)
Class B	1,000.00	1,019.10	0.50%		2.53
Class C	1,000.00	1,019.20	0.50%		2.53
Class R	1,000.00	1,020.20	0.00	% (2)	0.00	(2)

Hypothetical
Class A	$1,000.00	$1,025.07	0.00	% (2)	$0.00	(2)
Class B	1,000.00	1,022.56	0.50%		2.54
Class C	1,000.00	1,022.56	0.50%		2.54
Class R	1,000.00	1,025.07	0.00	% (2)	0.00	(2)

PF Portfolio Optimization Model D

Actual Fund Return
Class A	$1,000.00	$1,017.30	0.00%		$0.00
Class B	1,000.00	1,015.60	0.50%		2.53
Class C	1,000.00	1,014.80	0.50%		2.53
Class R	1,000.00	1,017.30	0.00%		0.00

Hypothetical
Class A	$1,000.00	$1,025.07	0.00%		$0.00
Class B	1,000.00	1,022.56	0.50%		2.54
Class C	1,000.00	1,022.56	0.50%		2.54
Class R	1,000.00	1,025.07	0.00%		0.00

See explanation of references on page E-3

E-1

PACIFIC FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value at 04/01/06	Ending Account Value at 09/30/06	Annualized Expense Ratio	Expenses Paid During the Period (1) 04/01/06 - 09/30/06

PF Portfolio Optimization Model E

Actual Fund Return
Class A	$1,000.00	$1,019.40	0.00%	$0.00
Class B	1,000.00	1,017.00	0.50%	2.53
Class C	1,000.00	1,017.80	0.50%	2.53
Class R	1,000.00	1,020.20	0.00%	0.00

Hypothetical
Class A	$1,000.00	$1,025.07	0.00%	$0.00
Class B	1,000.00	1,022.56	0.50%	2.54
Class C	1,000.00	1,022.56	0.50%	2.54
Class R	1,000.00	1,025.07	0.00%	0.00

PF AllianceBernstein International Value Fund (3)

Actual Fund Return
Class A	$1,000.00	$1,033.70	1.78%	$9.07
Class B	1,000.00	1,031.20	2.28%	11.61
Class C	1,000.00	1,031.00	2.28%	11.61
Hypothetical
Class A	$1,000.00	$1,016.14	1.78%	$9.00
Class B	1,000.00	1,013.64	2.28%	11.51
Class C	1,000.00	1,013.64	2.28%	11.51

PF Goldman Sachs Short Duration Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,019.20	1.52%	$7.69
Class B	1,000.00	1,017.60	2.02%	10.22
Class C	1,000.00	1,016.50	2.02%	10.21
Hypothetical
Class A	$1,000.00	$1,017.45	1.52%	$7.69
Class B	1,000.00	1,014.94	2.02%	10.20
Class C	1,000.00	1,014.94	2.02%	10.20

PF Janus Growth LT Fund

Actual Fund Return
Class A	$1,000.00	$998.40	1.68%	$8.42
Class B	1,000.00	995.80	2.18%	10.91
Class C	1,000.00	995.80	2.18%	10.91
Hypothetical
Class A	$1,000.00	$1,016.65	1.68%	$8.49
Class B	1,000.00	1,014.14	2.18%	11.01
Class C	1,000.00	1,014.14	2.18%	11.01

PF Lazard Mid-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,029.30	1.76%	$8.95
Class B	1,000.00	1,026.60	2.26%	11.48
Class C	1,000.00	1,026.60	2.26%	11.48
Hypothetical
Class A	$1,000.00	$1,016.24	1.76%	$8.90
Class B	1,000.00	1,013.74	2.26%	11.41
Class C	1,000.00	1,013.74	2.26%	11.41

PF Loomis Sayles Large-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$905.90	1.87%	$8.93
Class B	1,000.00	903.70	2.37%	11.31
Class C	1,000.00	903.50	2.37%	11.31
Hypothetical
Class A	$1,000.00	$1,015.69	1.87%	$9.45
Class B	1,000.00	1,013.19	2.37%	11.96
Class C	1,000.00	1,013.19	2.37%	11.96

PF MFS International Large-Cap Fund

Actual Fund Return
Class A	$1,000.00	$1,065.30	1.98%	$10.25
Class B	1,000.00	1,062.60	2.48%	12.82
Class C	1,000.00	1,062.50	2.48%	12.82
Hypothetical
Class A	$1,000.00	$1,015.14	1.98%	$10.00
Class B	1,000.00	1,012.63	2.48%	12.51
Class C	1,000.00	1,012.63	2.48%	12.51

PF NB Fasciano Small Equity Fund

Actual Fund Return
Class A	$1,000.00	$918.10	1.92%	$9.23
Class B	1,000.00	915.10	2.42%	11.62
Class C	1,000.00	916.10	2.42%	11.62
Hypothetical
Class A	$1,000.00	$1,015.44	1.92%	$9.70
Class B	1,000.00	1,012.94	2.42%	12.21
Class C	1,000.00	1,012.94	2.42%	12.21

PF Oppenheimer Main Street Core Fund

Actual Fund Return
Class A	$1,000.00	$1,023.90	1.57%	$7.97
Hypothetical
Class A	$1,000.00	$1,017.20	1.57%	$7.94

PF Oppenheimer Emerging Markets Fund

Actual Fund Return
Class A	$1,000.00	$963.50	1.92%	$9.45
Hypothetical
Class A	$1,000.00	$1,015.44	1.92%	$9.70

PF PIMCO Managed Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,033.50	1.52%	$7.75
Class B	1,000.00	1,031.00	2.02%	10.28
Class C	1,000.00	1,029.90	2.02%	10.28
Hypothetical
Class A	$1,000.00	$1,017.45	1.52%	$7.69
Class B	1,000.00	1,014.94	2.02%	10.20
Class C	1,000.00	1,014.94	2.02%	10.20

See explanation of references on page E-3

E-2

PACIFIC FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value at 04/01/06	Ending Account Value at 09/30/06	Annualized Expense Ratio	Expenses Paid During the Period (1) 04/01/06 - 09/30/06

PF PIMCO Inflation Managed Fund

Actual Fund Return
Class A	$1,000.00	$1,035.90	1.52%	$7.76
Class B	1,000.00	1,032.80	2.02%	10.29
Class C	1,000.00	1,032.70	2.02%	10.29
Hypothetical
Class A	$1,000.00	$1,017.45	1.52%	$7.69
Class B	1,000.00	1,014.94	2.02%	10.20
Class C	1,000.00	1,014.94	2.02%	10.20

PF Pacific Life Money Market Fund

Actual Fund Return
Class A	$1,000.00	$1,020.30	1.08%	$5.47
Hypothetical
Class A	$1,000.00	$1,019.65	1.08%	$5.47

PF Salomon Brothers Large-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,041.30	1.77%	$9.06
Class B	1,000.00	1,038.50	2.27%	11.60
Class C	1,000.00	1,038.60	2.27%	11.60
Hypothetical
Class A	$1,000.00	$1,016.19	1.77%	$8.95
Class B	1,000.00	1,013.69	2.27%	11.46
Class C	1,000.00	1,013.69	2.27%	11.46

PF Van Kampen Comstock Fund

Actual Fund Return
Class A	$1,000.00	$1,058.90	1.88%	$9.70
Class B	1,000.00	1,055.30	2.38%	12.26
Class C	1,000.00	1,056.10	2.38%	12.27
Hypothetical
Class A	$1,000.00	$1,015.64	1.88%	$9.50
Class B	1,000.00	1,013.14	2.38%	12.01
Class C	1,000.00	1,013.14	2.38%	12.01

PF Van Kampen Mid-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$923.60	1.82%	$8.78
Class B	1,000.00	921.10	2.32%	11.17
Class C	1,000.00	921.80	2.32%	11.18
Hypothetical
Class A	$1,000.00	$1,015.94	1.82%	$9.20
Class B	1,000.00	1,013.44	2.32%	11.71
Class C	1,000.00	1,013.44	2.32%	11.71

PF Van Kampen Real Estate Fund

Actual Fund Return
Class A	$1,000.00	$1,081.90	2.03%	$10.59
Class B	1,000.00	1,079.80	2.53%	13.19
Class C	1,000.00	1,079.10	2.53%	13.19
Hypothetical
Class A	$1,000.00	$1,014.89	2.03%	$10.25
Class B	1,000.00	1,012.38	2.53%	12.76
Class C	1,000.00	1,012.38	2.53%	12.76

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

(2)	Amount respresents less than $0.005 or 0.005%.

(3)	Formerly named PF Lazard International Value Fund.

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)

     The business and affairs of the Funds are managed under the direction of the Board of Trustees under the Pacific Funds’ Declaration of Trust. Information pertaining to the trustees and officers of the Funds is set forth below. Trustees who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Trustees.” Certain trustees and officers are deemed to be “interested persons” of the Funds and thus are referred to as “Interested Persons,” because of their positions with Pacific Life. The Funds’ Statement of Additional Information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling the Funds toll-free at 1-800-722-2333.

     The address of each trustee and officer, is c/o Pacific Funds, 700 Newport Center Drive, Newport Beach, CA 92660.

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INDEPENDENT TRUSTEES

Frederick L. Blackmon Year of birth 1952	Trustee since 9/13/05	Trustee (1/05 to present) of Pacific Select Fund; Director (2005 to present) of Trustmark Mutual Holding Company; Former Executive Vice President and Chief Financial Officer (1995 to 2003) of Zurich Life and has been retired since that time; Executive Vice President and Chief Financial Officer (1989 to 1995) of Alexander Hamilton Life Insurance Company (subsidiary of Household International); Former Member, Board of Regents (1993 to 1996), Eastern Michigan University; and Former Member, Board of Governors (1994 to 1999) of Cranbrook Schools.	54

Gale K. Caruso Year of birth 1957	Trustee since 1/01/06

Trustee (1/06 to present) of Pacific Select Fund; Former President and Chief Executive Officer (1999 to 2003) of Zurich Life; Former Chairman, President and Chief Executive Officer of Scudder Canada Investor Services, Ltd. and Managing Director of Scudder Kemper Investments; Member of the Board of Directors of LandAmerica Financial Group, Inc.; Member of the Advisory Council of the Trust for Public Land in Maine; Member of Editorial Advisory Board for The Journal of Risk Finance; Member of the Board of Directors of Make-A-Wish of Maine; and Former Member, Board of Directors of the Illinois Life Insurance Council.

			54

Lucie H. Moore Year of birth 1956	Trustee since 6/12/01	Trustee (10/98 to present) of Pacific Select Fund; Vice Chairman of the Board of Trustees, The Pegasus School; Chairman of the Development Committee of the Board of Directors, Homeword; Advisory Board, Court Appointed Special Advocates (CASA) of Orange County; and Former Partner (1994) with Gibson, Dunn & Crutcher (Law).	54

Nooruddin (Rudy) S. Veerjee Year of birth 1958	Trustee since 9/13/05	Trustee (1/05 to present) of Pacific Select Fund; Former President (1997 to 2000) of Transamerica Insurance and Investment Group and has been retired since that time; Former President (1994 to 1997) of Transamerica Asset Management; Former Chairman and Chief Executive Officer (1995 to 2000) of Transamerica Premier Funds (Mutual Fund); and Former Director (1994 to 2000) of various Transamerica Life Companies.	54

See explanation of symbols on page E-7

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INDEPENDENT TRUSTEES

G. Thomas Willis Year of birth 1942	Trustee since 2/24/04	Trustee (11/03 to present) of Pacific Select Fund; Certified Public Accountant in California (1967 to present); Audit Partner (1976 to 2002) of PricewaterhouseCoopers LLP (Accounting and Auditing) and has been retired since that time.	54

INTERESTED PERSONS
Thomas C. Sutton Year of birth 1942	Chief Executive Officer since 11/14/05 and Chairman of the Board and Trustee since 6/12/01	Chairman of the Board, Director and Chief Executive Officer (8/97 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Chairman of the Board and Chief Executive Officer (1/90 to present), and Director (9/87 to present) of Pacific Life, and similar positions with other subsidiaries and affiliates of Pacific Life; Director of The Irvine Company (Real Estate); Director of Edison International (Utilities); Former Director of Newhall Land & Farming (2004); and Chief Executive Officer (11/05 to present), Chairman of the Board and Trustee (7/87 to present) of Pacific Select Fund.	54

James T. Morris Year of birth 1960	President since 11/14/05 (Executive Vice President 6/05 to 11/05)

Chief Operating Officer (1/06 to present), and Chief Insurance Officer and Executive Vice President (7/05 to 1/06) of Pacific Mutual Holding Company and Pacific LifeCorp; Chief Operating Officer (1/06 to present), Chief Insurance Officer (4/05 to 1/06), Executive Vice President (1/02 to 1/06), Senior Vice President (4/96 to 1/02), and Vice President (4/90 to 4/96) of Pacific Life, and similar positions with other subsidiaries and affiliates of Pacific Life; Director (4/06 to present), Chief Operating Officer (1/06 to present), Chief Insurance Officer (4/05 to 1/06), Executive Vice President (1/02 to 1/06), and Senior Vice President (8/99 to 1/02) of Pacific Life & Annuity Company (PL&A); Director and President (12/05 to present) of Pacific Alliance Reinsurance Ltd.; Director (2/06 to present) of Pacific Life & Annuity Services, Inc.; Director (4/06 to present) of Confederation Life Insurance & Annuity Company; and President (11/05 to present) and Executive Vice President (6/05 to 11/05) of Pacific Select Fund.

			54

See explanation of symbols on page E-7

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INTERESTED PERSONS

Mary Ann Brown Year of birth 1951	Executive Vice President since 6/20/06

Senior Vice President (5/06 to present) of Pacific LifeCorp; Senior Vice President (3/05 to present) of Pacific Life; Trustee (9/05 to present), Pacific Life Employees Retirement Plan of Pacific Life; Current and Prior Board Member and Vice Chairman (8/01 to present) National Association of Variable Annuities (NAVA); Chairman (7/04 to 10/05) of NAVA; Senior Vice President (7/03 to 11/03), Finance, New York Life Insurance Company; MetLife, Inc. (12/98 to 6/03), Senior Vice President and Head of Individual Business Product Management (12/98 to 7/02) responsibilities included: President of New England Products and Services; Chairman, Security First Group (later Met Life Investors); Chairman, Chief Executive Officer and President, New England Pension and Annuity Company; Board Member, New England Zenith Funds; Board Member, Reinsurance Group of America, Chairman and Chief Executive Officer of Exeter Reinsurance Company, Ltd.; Chairman and Chief Executive Officer of Missouri Reinsurance Company, Ltd; Chairman of Underwriting Policy and Rate Setting Committees; Senior Vice President and Chief Actuary, MetLife, Inc. (7/02 to 6/03); Director and Senior Vice President (12/05 to present) of Pacific Alliance Reinsurance Ltd; and Executive Vice President (6/06 to present) of Pacific Select Fund.

			54

Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 6/12/01	Vice President (4/04 to present) and Investment Counsel of Pacific Life and PL&A; Assistant Vice President (11/93 to 4/04) and Investment Counsel of Pacific Life; Assistant Vice President (8/99 to 4/04) and Investment Counsel of PL&A; and Vice President and General Counsel (4/05 to present) of Pacific Select Fund.	54

Brian D. Klemens Year of birth 1956	Vice President and Treasurer since 6/12/01	Vice President and Treasurer (6/99 to present) of Pacific Mutual Holding Company and Pacific Life Corp: Vice President and Treasurer (12/98 to present) of Pacific Life, and similar positions with other subsidiaries and affiliates of Pacific Life; and Vice President and Treasurer (4/96 to present) of Pacific Select Fund.	54

Sharon E. Pacheco Year of birth 1957	Vice President and Chief Compliance Officer since 6/4/04	Vice President and Chief Compliance Officer (11/03 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Vice President (2/00 to present) and Chief Compliance Officer (1/03 to present ), and Assistant Vice President (11/97 to 2/00) of Pacific Life; Vice President (4/00 to present) and Chief Compliance Officer (1/03 to present), and Assistant Vice President (8/99 to 4/00) of PL&A; and Vice President and Chief Compliance Officer (6/04 to present) of Pacific Select Fund.	54

See explanation of symbols on page E-7

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

Name and Age	Position(s) held with Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Portfolios/Funds in Fund Complex Overseen**

INTERESTED PERSONS

Eddie Tung Year of birth 1957	Vice President and Assistant Treasurer since 11/14/05	Assistant Vice President (4/03 to present) and Director (4/00 to 4/03) of Variable Products Accounting, Pacific Life; and Assistant Vice President and Assistant Treasurer (11/05 to present) of Pacific Select Fund.	54

Howard T. Hirakawa Year of birth 1962	Vice President since 6/20/06	Vice President (4/05 to present), Assistant Vice President (4/00 to 4/05) of Pacific Life; and Vice President (6/06 to present) of Pacific Select Fund.	54

Laurene E. MacElwee Year of birth 1966	Vice President and Assistant Secretary since 4/04/05 (Assistant Vice President 6/13/01 to 4/03/05)	Assistant Vice President (4/02 to present) and Director (4/00 to 4/02) of Variable Products & Fund Compliance, Pacific Life; and Assistant Vice President and Assistant Secretary (4/05 to present) of Pacific Select Fund.	54

Katayoun Mobedshahi Year of birth 1972	Vice President and Assistant Secretary since 4/04/05	Assistant Vice President and Investment Counsel (2/05 to present) of Pacific Life; Associate (5/03 to 2/05), Stradley Ronon Stevens & Young, LLP; Senior Counsel (4/01 to 5/03), Securities & Exchange Commission; and Assistant Vice President and Assistant Secretary (4/05 to present) of Pacific Select Fund.	54

Audrey L. Milfs Year of birth 1945	Secretary since 6/12/01	Vice President and Secretary (8/97 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Director (8/97 to present), Vice President (4/91 to present), and Secretary (7/83 to present) of Pacific Life, and similar positions with other subsidiaries of Pacific Life; and Secretary (7/87 to present) of Pacific Select Fund.	54

*	A trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.

**	As of September 30, 2006, the “Fund Complex” consisted of Pacific Select Fund (33 portfolios) and Pacific Funds (21 funds).

PACIFIC FUNDS
APPROVAL OF TRANSFER OF FUND MANAGEMENT AGREEMENT
(Unaudited)

     The Board of Trustees (the “Board”) of Pacific Funds (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves the first two-year term, and thereafter determines annually whether to renew, the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Insurance Company (“Pacific Life”) and Fund Management Agreements with the various sub-advisers, or “Fund Managers.” Pacific Life serves as the investment adviser for all of the Funds and manages six Funds directly. For the other Funds, Pacific Life has retained other firms to serve as Fund Managers under Pacific Life’s supervision. The Board, including all of the Independent Trustees, last renewed the Advisory Agreement and applicable Fund Management Agreements at an in-person meeting of the Trustees held on November 14, 2005. The description below does not relate to the approvals at that meeting or an approval of a sub-adviser under Section 15(c), but to an approval to transfer a sub-advisory agreement among affiliates as described below that occurred during the fiscal period April 1, 2006 through September 30, 2006. The Independent Trustees were advised by independent legal counsel with respect to this and other relevant matters. The approval determination was made on the basis of each Independent Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

PF Salomon Brothers Large-Cap Value Fund

     At an in-person meeting on September 19, 2006, the Board, including all of the Independent Trustees, approved the transfer of a Fund Management Agreement (“Agreement”) for the PF Salomon Brothers Large-Cap Value Fund (the “Fund”), from Salomon Brothers Asset Management, Inc (“Salomon Brothers”), a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), to CAM North America LLC (“CAM NA”) (the “transfer”). As part of an internal reorganization by Legg Mason, CAM NA, also a wholly-owned subsidiary of Legg Mason, will serve as the new Fund Manager effective October 1, 2006. CAM NA had also represented that during October 2006, its name will change to ClearBridge Advisors LLC (“ClearBridge”).

     The Board received certain informational materials from Legg Mason, including a legal opinion (the “Opinion”) of counsel to Legg Mason, dated June 26, 2006, indicating that the transfer would not result in a change of the actual control or management of the organization serving as Fund Manager to the Fund and that therefore the transfer would not result in an “assignment” of the Agreement as that term is defined in the 1940 Act. In approving the transfer of the Agreement from Salomon Brothers to CAM NA, the Board considered, among other things, that (i) no material changes were expected in the personnel and day-to-day operations of the area responsible for management of the Fund, (ii) no material changes were expected in the management of the Fund, (iii) no material changes were expected in the nature or level of services provided, (iv) no changes were expected in the advisory or management fee schedules, and (v) Pacific Life, as investment adviser, recommended the transfer.

     The Board is scheduled to consider re-approval of the Agreement for another one-year term at its November 2006 meeting. At that time the Board will consider several factors relevant to the consideration of the Agreement, including investment performance, fees and the services provided under the contracts.

PACIFIC FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)

Availability of Quarterly Holdings

     The Funds will file Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Funds’ Form N-Q, when required to be filed pursuant to applicable regulations, will be available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Funds’ Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Policies

     A description of the Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to fund securities is described in the Funds’ Statement of Additional Information, which is available (i) upon request, without charge, by calling 1-800-722-2333; (ii) on the Funds’ Webpage at http://www.PacificLife.com; and (iii) on the SEC’s Web site at http://www.sec.gov.

Availability of Proxy Voting Record

     The Funds file, by August 31 of each year, information regarding how the Funds’ managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Funds’ Webpage at http://www.PacificLife.com; and (ii) on the SEC’s Web site at http://www.sec.gov.

Availability of a Complete Schedule of Investments

     The Funds’ annual and semi-annual reports may contain a summary schedule of investments (SOI) for certain funds. A complete schedule for each summary SOI presented is available (i) on the Funds’ Webpage at http://www.PacificLife.com; (ii) on the SEC’s Web site at http://www.sec.gov; and (iii) upon request, without charge, by calling 1-800-722-2333.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
SEMI-ANNUAL REPORT
as of September 30, 2006

PACIFIC FUNDS
P.O. Box 9768
Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

3167-6A

Item 2.	Code of Ethics —not applicable.

Item 3.	Audit Committee Financial Expert —not applicable.

Item 4.	Principal Accountant Fees and Services —not applicable.

Item 5.	Audit Committee of Listed Registrants —not applicable.

Item 6.	Schedule of Investments —Schedule I.

PACIFIC FUNDS PF OPPENHEIMER MAIN STREET® CORE FUND Schedule of Investments September 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.91%

Autos & Transportation - 1.71%

AMR Corp *	600	$13,884
Arkansas Best Corp	200	8,606
ArvinMeritor Inc	400	5,696
Autoliv Inc	300	16,533
Continental Airlines Inc ‘B’ *	700	19,817
CSX Corp	6,800	223,244
FedEx Corp	1,800	195,624
General Maritime Corp	200	7,316
General Motors Corp	2,300	76,498
Harley-Davidson Inc	1,600	100,400
Laidlaw International Inc	400	10,932
Norfolk Southern Corp	1,000	44,050
OMI Corp	300	6,513
Overseas Shipholding Group Inc	200	12,354
PACCAR Inc	900	51,318
Southwest Airlines Co	8,200	136,612
Swift Transportation Co Inc *	300	7,116
Tenneco Inc *	300	7,017
Thor Industries Inc	100	4,117
Tidewater Inc	200	8,838
United Parcel Service Inc ‘B’	1,800	129,492
US Airways Group Inc *	300	13,299
Westinghouse Air Brake Technologies Corp	300	8,139

		1,107,415

Consumer Discretionary - 11.55%

Administaff Inc	200	6,740
American Eagle Outfitters Inc	300	13,149
AnnTaylor Stores Corp *	400	16,744
Avis Budget Group Inc	230	4,207
Barnes & Noble Inc	700	26,558
Best Buy Co Inc	1,200	64,272
Big Lots Inc *	800	15,848
Brightpoint Inc *	400	5,688
Brown Shoe Co Inc	200	7,168
CBS Corp ‘B’	2,900	81,693
Charming Shoppes Inc *	700	9,996
Christopher & Banks Corp	200	5,896
Circuit City Stores Inc	1,100	27,621
Clear Channel Communications Inc	9,600	276,960
Columbia Sportswear Co *	100	5,583
Convergys Corp *	800	16,520
Costco Wholesale Corp	2,900	144,072
Darden Restaurants Inc	400	16,988
Dillard’s Inc ‘A’	700	22,911
Dollar Thrifty Automotive Group Inc *	100	4,457
Dollar Tree Stores Inc *	1,000	30,960
Domino’s Pizza Inc	100	2,565
EarthLink Inc *	1,100	7,997
Ethan Allen Interiors Inc	200	6,932
Family Dollar Stores Inc	900	26,316
Federated Department Stores Inc	1,500	64,815
Furniture Brands International Inc	300	5,712
Gannett Co Inc	4,700	267,101
Google Inc ‘A’ *	1,900	763,610
Group 1 Automotive Inc	100	4,990
Guess? Inc *	300	14,559
IKON Office Solutions Inc	200	2,688
International Game Technology	4,900	203,350
ITT Educational Services Inc *	300	19,890
J.C. Penney Co Inc	4,400	300,916
Jack in the Box Inc *	200	10,436
Jackson Hewitt Tax Service Inc	200	6,002
Kohl’s Corp *	1,000	64,920
Las Vegas Sands Corp *	600	41,010
Leggett & Platt Inc	400	10,012
Liberty Media Holding Corp - Capital ‘A’ *	1,300	108,641
Liberty Media Holding Corp - Interactive ‘A’ *	5,000	101,900
Limited Brands Inc	5,100	135,099
Live Nation Inc *	100	2,042
Liz Claiborne Inc	500	19,755
Lowe’s Cos Inc	6,500	182,390
Manpower Inc	500	30,635
Marriott International Inc ‘A’	1,600	61,824
Mattel Inc	700	13,790
McDonald’s Corp	4,100	160,392
MGM MIRAGE *	1,200	47,388
Michaels Stores Inc	700	30,478
MPS Group Inc *	500	7,555
News Corp ‘A’	7,600	149,340
Nordstrom Inc	6,500	274,950
Office Depot Inc *	6,900	273,930
OfficeMax Inc	400	16,296
Omnicom Group Inc	2,400	224,640
Payless ShoeSource Inc *	300	7,470
Phillips-Van Heusen Corp	300	12,531
RadioShack Corp	200	3,860
Rent-A-Center Inc *	400	11,716
Republic Services Inc	600	24,126
Robert Half International Inc	600	20,382
Sears Holdings Corp *	400	63,236
Skechers U.S.A Inc ‘A’ *	300	7,053
Staples Inc	1,200	29,196
Starbucks Corp *	1,300	44,265
Starwood Hotels & Resorts Worldwide Inc	2,500	142,975
Tech Data Corp *	400	14,612
Tempur-Pedic International Inc *	400	6,868
The DIRECTV Group Inc *	6,100	120,048
The Dress Barn Inc *	300	6,546
The Gap Inc	10,000	189,500
The Gymboree Corp *	200	8,436
The Home Depot Inc	9,200	333,684
The McGraw-Hill Cos Inc	4,600	266,938
The Men’s Wearhouse Inc	600	22,326
The Pantry Inc *	100	5,637
The TJX Cos Inc	4,600	128,938
The Toro Co	300	12,651
The Walt Disney Co	4,900	151,459
Time Warner Inc	16,200	295,326
Tribune Co	500	16,360
Tween Brands Inc *	200	7,520
United Online Inc	1,000	12,180
Vail Resorts Inc *	200	8,004
VeriSign Inc *	700	14,140
Viacom Inc ‘B’ *	2,700	100,386
Wal-Mart Stores Inc	8,600	424,152
Waste Management Inc	5,500	201,740
WMS Industries Inc *	100	2,921
Wolverine World Wide Inc	200	5,662
Wyndham Worldwide Corp *	460	12,866
Yum! Brands Inc	5,400	281,070

		7,485,677

Consumer Staples - 6.47%

Altria Group Inc	12,000	918,600
Campbell Soup Co	4,700	171,550
Coca-Cola Enterprises Inc	400	8,332
Colgate-Palmolive Co	4,500	279,450
ConAgra Foods Inc	11,000	269,280
Dean Foods Co *	400	16,808
Del Monte Foods Co	800	8,360
Flowers Foods Inc	100	2,688

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 4

1

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (continued)
September 30, 2006 (Unaudited)

	Shares	Value

General Mills Inc	2,500	$141,500
H.J. Heinz Co	3,400	142,562
Kellogg Co	800	39,616
Kraft Foods Inc ‘A’	1,000	35,660
Loews Corp-Carolina Group	600	33,234
Longs Drug Stores Corp	100	4,601
NBTY Inc *	200	5,854
PepsiCo Inc	8,300	541,658
Reynolds American Inc	2,200	136,334
Safeway Inc	7,300	221,555
The Coca-Cola Co	8,800	393,184
The Kroger Co	1,400	32,396
The Pepsi Bottling Group Inc	1,600	56,800
The Procter & Gamble Co	11,700	725,166
Walgreen Co	200	8,878

		4,194,066

Energy - 2.57%

Anadarko Petroleum Corp	3,900	170,937
Apache Corp	2,000	126,400
Chesapeake Energy Corp	6,800	197,064
Cimarex Energy Co	500	17,595
Comstock Resources Inc *	300	8,145
Devon Energy Corp	4,300	271,545
EOG Resources Inc	2,500	162,625
Frontier Oil Corp	700	18,606
Grey Wolf Inc *	900	6,012
Holly Corp	200	8,666
Nabors Industries Ltd * (Bermuda)	600	17,850
Pogo Producing Co	200	8,190
St. Mary Land & Exploration Co	200	7,342
Sunoco Inc	700	43,533
Tesoro Corp	400	23,192
Valero Energy Corp	4,500	231,615
Veritas DGC Inc *	300	19,746
W&T Offshore Inc	100	2,921
Weatherford International Ltd * (Bermuda)	1,800	75,096
W-H Energy Services Inc *	100	4,147
XTO Energy Inc	5,800	244,354

		1,665,581

Financial Services - 23.98%

ACE Ltd (Cayman)	4,200	229,866
Aflac Inc	100	4,576
American Express Co	2,100	117,768
American International Group Inc	7,200	477,072
AmeriCredit Corp *	1,500	37,485
Ameriprise Financial Inc	1,800	84,420
AmerUs Group Co	400	27,204
Aon Corp	1,900	64,353
Assurant Inc	500	26,705
Astoria Financial Corp	1,000	30,820
Bank of America Corp	28,954	1,551,066
BankUnited Financial Corp ‘A’	200	5,214
BB&T Corp	2,500	109,450
Capital One Financial Corp	800	62,928
CB Richard Ellis Group Inc ‘A’ *	800	19,680
CIGNA Corp	700	81,424
Cincinnati Financial Corp	400	19,224
CIT Group Inc	2,400	116,712
Citigroup Inc	30,700	1,524,869
Comerica Inc	800	45,536
Countrywide Financial Corp	2,600	91,104
Digital Insight Corp *	100	2,932
Fair Isaac Corp	600	21,942
Fannie Mae	700	39,137
First Data Corp	9,200	386,400
Fiserv Inc *	900	42,381
Freddie Mac	1,400	92,862
Genworth Financial Inc ‘A’	800	28,008
Golden West Financial Corp	900	69,525
Greenhill & Co Inc	200	13,404
Hudson City Bancorp Inc	1,400	18,550
Huntington Bancshares Inc	900	21,537
International Securities Exchange Inc	200	9,378
Janus Capital Group Inc	700	13,804
Jefferies Group Inc	700	19,950
John H. Harland Co	100	3,645
Jones Lang LaSalle Inc	300	25,644
JPMorgan Chase & Co	24,300	1,141,128
KeyCorp	3,700	138,528
Knight Capital Group Inc ‘A’ *	500	9,100
LandAmerica Financial Group Inc	200	13,158
Lehman Brothers Holdings Inc	6,200	457,932
Lincoln National Corp	3,900	242,112
Loews Corp	2,300	87,170
M&T Bank Corp	1,500	179,940
Marsh & McLennan Cos Inc	500	14,075
MBIA Inc	400	24,576
Mellon Financial Corp	6,500	254,150
Merrill Lynch & Co Inc	8,400	657,048
MetLife Inc	700	39,676
MoneyGram International Inc	300	8,718
Morgan Stanley	8,800	641,608
National City Corp	6,000	219,600
Nationwide Financial Services Inc ‘A’	100	4,810
New York Community Bancorp Inc	400	6,552
North Fork Bancorp Inc	300	8,592
Old Republic International Corp	600	13,290
Paychex Inc	200	7,370
Piper Jaffray Cos *	100	6,062
Principal Financial Group Inc	5,500	298,540
Prudential Financial Inc	4,600	350,750
Radian Group Inc	600	36,000
Raymond James Financial Inc	200	5,848
Realogy Corp *	575	13,041
Ryder System Inc	300	15,504
Safeco Corp	300	17,679
Safety Insurance Group Inc	200	9,732
Sotheby’s	200	6,448
SunTrust Banks Inc	3,500	270,480
TCF Financial Corp	500	13,145
TD Banknorth Inc	100	2,888
The Allstate Corp	8,400	526,932
The Bear Stearns Cos Inc	2,200	308,220
The Chubb Corp	4,400	228,624
The Goldman Sachs Group Inc	3,600	609,012
The Hanover Insurance Group Inc	400	17,852
The Hartford Financial Services Group Inc	3,300	286,275
The PMI Group Inc	500	21,905
The PNC Financial Services Group Inc	1,800	130,392
The Progressive Corp	700	17,178
The St. Paul Travelers Cos Inc	8,300	389,187
Trammell Crow Co *	100	3,651
U.S. Bancorp	18,200	604,604
W.R. Berkley Corp	400	14,156
Wachovia Corp	11,200	624,960
Washington Mutual Inc	5,600	243,432
Wells Fargo & Co	21,200	767,016

		15,545,221

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 4

2

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (continued)
September 30, 2006 (Unaudited)

	Shares	Value

Health Care - 11.59%

Abbott Laboratories	7,400	$359,344
Aetna Inc	1,200	47,460
Alpharma Inc ‘A’	300	7,017
AmerisourceBergen Corp	1,800	81,360
Amgen Inc *	3,400	243,202
Andrx Corp *	300	7,329
Becton Dickinson & Co	3,800	268,546
Bristol-Myers Squibb Co	8,100	201,852
Cardinal Health Inc	4,700	308,978
Caremark Rx Inc	6,400	362,688
Edwards Lifesciences Corp *	200	9,318
Emdeon Corp *	1,000	11,710
Endo Pharmaceuticals Holdings Inc *	100	3,255
Express Scripts Inc *	700	52,843
Forest Laboratories Inc *	2,000	101,220
HCA Inc	4,400	219,516
Humana Inc *	900	59,481
Johnson & Johnson	16,900	1,097,486
Kindred Healthcare Inc *	100	2,973
King Pharmaceuticals Inc *	1,900	32,357
Laboratory Corp of America Holdings *	500	32,785
Manor Care Inc	400	20,912
McKesson Corp	5,900	311,048
Medtronic Inc	7,300	339,012
Merck & Co Inc	18,000	754,200
Pediatrix Medical Group Inc *	200	9,120
Pfizer Inc	37,500	1,063,500
Quest Diagnostics Inc	2,000	122,320
Sciele Pharma Inc *	100	1,884
Sierra Health Services Inc *	700	26,488
UnitedHealth Group Inc	13,140	646,488
WellPoint Inc *	7,055	543,588
Wyeth	2,100	106,764
Zimmer Holdings Inc *	900	60,750

		7,516,794

Integrated Oils - 7.72%

Canadian Natural Resources Ltd (Canada)	1,200	54,688
Chevron Corp	14,000	908,040
ConocoPhillips	10,175	605,718
Exxon Mobil Corp	32,600	2,187,460
Hess Corp	4,400	182,248
Marathon Oil Corp	4,800	369,120
Occidental Petroleum Corp	7,752	372,949
Paramount Resources Ltd ‘A’ * (Canada)	3,200	76,983
Schlumberger Ltd (Netherlands)	4,000	248,120

		5,005,326

Materials & Processing - 3.36%

Acuity Brands Inc	400	18,160
Air Products & Chemicals Inc	3,500	232,295
AK Steel Holding Corp *	1,200	14,568
Carpenter Technology Corp	300	32,253
Chaparral Steel Co *	200	6,812
Commercial Metals Co	400	8,132
Ecolab Inc	800	34,256
EMCOR Group Inc *	100	5,484
Freeport-McMoRan Copper & Gold Inc ‘B’	4,600	244,996
Granite Construction Inc	400	21,340
H.B. Fuller Co	300	7,032
Hercules Inc *	400	6,308
Kaydon Corp	200	7,404
Masco Corp	9,400	257,748
NewMarket Corp	100	5,816
NS Group Inc *	300	19,365
Nucor Corp	5,900	291,991
OM Group Inc *	200	8,788
Packaging Corp of America	200	4,640
Pactiv Corp *	900	25,578
Phelps Dodge Corp	2,600	220,220
PPG Industries Inc	2,800	187,824
Quanex Corp	300	9,105
Quanta Services Inc *	800	13,488
Reliance Steel & Aluminum Co	600	19,284
Rohm & Haas Co	2,900	137,315
Ryerson Inc	100	2,189
Schnitzer Steel Industries Inc ‘A’	200	6,308
Southern Copper Corp	1,500	138,750
Steel Dynamics Inc	300	15,135
Temple-Inland Inc	400	16,040
The Dow Chemical Co	3,000	116,940
Tronox Inc ‘B’	362	4,623
United States Steel Corp	400	23,072
Valmont Industries Inc	100	5,225
Worthington Industries Inc	700	11,942

		2,180,426

Multi-Industry - 4.31%

3M Co	5,300	394,426
Eaton Corp	3,300	227,205
General Electric Co	46,900	1,655,570
Honeywell International Inc	5,600	229,040
SPX Corp	600	32,064
Textron Inc	1,300	113,750
Trinity Industries Inc	250	8,042
Tyco International Ltd (Bermuda)	4,900	137,151

		2,797,248

Producer Durables - 5.44%

A.O. Smith Corp	100	3,943
AGCO Corp *	400	10,140
Agilent Technologies Inc *	6,900	225,561
Alliant Techsystems Inc *	300	24,318
Applied Industrial Technologies Inc	250	6,100
Applied Materials Inc	13,000	230,490
Belden CDT Inc	200	7,646
Caterpillar Inc	3,800	250,040
Cooper Industries Ltd ‘A’ (Bermuda)	200	17,044
Crane Co	200	8,360
Cummins Inc	100	11,923
Cymer Inc *	400	17,564
Danaher Corp	3,800	260,946
Deere & Co	900	75,519
Emerson Electric Co	2,900	243,194
Flowserve Corp *	200	10,118
General Cable Corp *	200	7,642
Hubbell Inc ‘B’	200	9,580
Illinois Tool Works Inc	7,300	327,770
InterDigital Communications Corp *	200	6,820
Lam Research Corp *	900	40,797
Lockheed Martin Corp	5,300	456,118
Mettler-Toledo International Inc *	100	6,615
Northrop Grumman Corp	5,500	374,385
Orbital Sciences Corp *	200	3,754
Polycom Inc *	900	22,077
The Boeing Co	5,700	449,445
The Manitowoc Co Inc	200	8,958
United Technologies Corp	2,700	171,045
Xerox Corp *	15,400	239,624

		3,527,536

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 4

3

PACIFIC FUNDS PF OPPENHEIMER MAIN STREET CORE FUND Schedule of Investments (continued) September 30, 2006 (Unaudited)

	Shares	Value

Technology - 15.31%

Affiliated Computer Services Inc ‘A’ *	300	$15,558
Analog Devices Inc	3,300	96,987
Apple Computer Inc *	2,100	161,763
Applera Corp-Applied Biosystems Group	1,200	39,732
Atmel Corp *	1,800	10,872
BEA Systems Inc *	3,100	47,120
BMC Software Inc *	1,200	32,664
Cadence Design Systems Inc *	400	6,784
Ceridian Corp *	500	11,180
Cisco Systems Inc *	32,400	745,200
CommScope Inc *	400	13,144
Computer Sciences Corp *	2,700	132,624
CSG Systems International Inc *	200	5,286
Dell Inc *	25,500	582,420
Electronic Data Systems Corp	400	9,808
EMC Corp *	24,400	292,312
Freescale Semiconductor Inc ‘B’ *	8,800	334,488
General Dynamics Corp	5,200	372,684
Hewlett-Packard Co	19,300	708,117
Intel Corp	37,100	763,147
International Business Machines Corp	11,600	950,504
Intersil Corp ‘A’	300	7,365
Intuit Inc *	7,000	224,630
Lucent Technologies Inc *	17,500	40,950
MEMC Electronic Materials Inc *	600	21,978
Mentor Graphics Corp *	200	2,816
Micron Technology Inc *	14,500	252,300
Microsoft Corp	49,200	1,344,636
MicroStrategy Inc ‘A’ *	100	10,183
Motorola Inc	19,400	485,000
NCR Corp *	200	7,896
OmniVision Technologies Inc *	700	9,989
ON Semiconductor Corp *	1,300	7,644
Oracle Corp *	39,000	691,860
Plexus Corp *	400	7,680
QUALCOMM Inc	4,500	163,575
Raytheon Co	7,700	369,677
RealNetworks Inc *	600	6,366
Rockwell Automation Inc	1,400	81,340
Solectron Corp *	5,700	18,582
Sybase Inc *	200	4,848
Symantec Corp *	5,700	121,296
Synopsys Inc *	1,200	23,664
Texas Instruments Inc	18,200	605,150
The Reynolds & Reynolds Co ‘A’	200	7,902
TIBCO Software Inc *	1,800	16,164
Western Digital Corp *	3,000	54,300
Zoran Corp *	400	6,432

		9,926,617

Utilities - 4.90%

Alliant Energy Corp	400	14,292
Alltel Corp	500	27,750
American Electric Power Co Inc	7,100	258,227
AT&T Inc	12,591	409,963
Avista Corp	100	2,368
BellSouth Corp	8,600	367,650
CenturyTel Inc	800	31,736
Citizens Communications Co	1,800	25,272
Comcast Corp ‘A’ *	3,800	140,030
Constellation Energy Group Inc	700	41,440
Duke Energy Corp	6,400	193,280
Edison International	1,000	41,640
Embarq Corp	500	24,185
Leap Wireless International Inc *	100	4,849
Mirant Corp *	43	1,174
ONEOK Inc	700	26,453
PG&E Corp	5,600	233,240
Progress Energy Inc	200	9,076
Qwest Communication International Inc *	38,500	335,720
Sprint Nextel Corp	26,500	454,475
The AES Corp *	500	10,195
Verizon Communications Inc	14,100	523,533

		3,176,548

Total Common Stocks
(Cost $59,281,280)		64,128,455

TOTAL INVESTMENTS - 98.91%
(Cost $59,281,280)		64,128,455

OTHER ASSETS & LIABILITIES, NET - 1.09%		705,731

NET ASSETS - 100.00%		$64,834,186

Note to Schedule of Investments

(a) As of September 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	23.98%
Technology	15.31%
Health Care	11.59%
Consumer Discretionary	11.55%
Integrated Oils	7.72%
Consumer Staples	6.47%
Producer Durables	5.44%
Utilities	4.90%
Multi-Industry	4.31%
Materials & Processing	3.36%
Energy	2.57%
Autos & Transportation	1.71%

98.91%
Other Assets & Liabilities, Net	1.09%

100.00%

Explanation of Symbol for Schedule of Investments

*	Non-income producing securities.

See Notes to Financial Statements

4

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies —not applicable.

Item 8.	Portfolio managers of Closed-end Management Investment Companies —not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers —not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders —not applicable.

Item 11.	Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(1) Code of ethics—not applicable.

(2) (a) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds

By:	/s/ JAMES T. MORRIS

James T. Morris President

Date:	December 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/c/ THOMAS C. SUTTON

Thomas C. Sutton Chief Executive Officer

Date:	December 1, 2006

By:	/s/ JAMES T. MORRIS

James T. Morris President

Date:	December 1, 2006

By:	/c/ BRIAN D. KLEMENS

Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	December 1, 2006